UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(804) 484-1401

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2017
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2017

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the six months ended April 30, 2017. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

Below you will find performance updates on each of the mutual funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	7.55%	1.60%	1.72%	3.29%	5.54%
S&P 500® Index	17.92%	10.47%	13.68%	7.15%	8.39%

Average annual total returns for periods ended April 30, 2017. Past performance is not a guarantee of future results.

TFSMX produced significantly positive alpha (i.e., the return that cannot be explained by a fund’s market exposure) overall during the first half of the fiscal year, increasing 5.29% compared to its benchmark, the S&P 500® Index, which increased 13.32%. This was driven by a recovery in the performance of our quantitative investment strategies in small cap stocks during November and December. The Fund’s market exposure, or beta, for the period was very low at 0.06. Only a small portion of the Fund’s performance was driven by the market gains.

Since inception, TFSMX has produced positive alpha, with lower volatility and market exposure than the S&P 500® Index. From inception through April 30, 2017, TFSMX has had an average annual return of 5.54%, as compared to S&P 500® Index performance during the same period of 8.39%.

Since inception, the strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that correlation to the equity indices in recent years has risen, as compared to historical averages.

Index	Correlation Since Inception
S&P 500® Index	0.59
Russell 2000® Index	0.57
MSCI EAFE Index	0.45
Barclays U.S. Aggregate Bond Index	(0.16)
Dow Jones Equity REIT Total Index	0.41
Bloomberg Commodity Index	0.38

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	24.19%	8.05%	13.98%	10.36%	11.18%
Russell 2000® Index	25.63%	9.03%	12.95%	7.05%	7.60%

Average annual total returns for periods ended April 30, 2017. Past performance is not a guarantee of future results.

During the six-month period ended April 30, 2017, TFSSX roughly matched its benchmark, the Russell 2000® Index. The Fund was up 18.43% compared to a return of 18.37% for the Benchmark. Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with any performance deviation generally attributable to TFS Capital’s equity selection.

TFSSX achieved its objective of outperforming the Russell 2000® Index over longer periods. Both the 10-year track record and performance since inception are more than three percentage points higher than the performance of the Russell 2000® Index.

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	3-year return	5-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	0.28%	2.10%	0.40%	1.55%
Diversified Trends Indicator®	-2.74%	0.91%	0.11%	-1.21%
S&P 500® Index	17.92%	10.47%	13.68%	15.06%

Average annual returns for periods ended April 30, 2017. Past performance is not a guarantee of future results.

During the six-month period ended April 30, 2017, TFSHX was up 0.19%. Performance during the six-month period was below that of the Diversified Trends Indicator® (the “DTI®”), a commonly-used benchmark for managed-futures funds. Positive performance in the Fund’s volatility carry strategies were offset by negative performance in the commodity strategies. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed-futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the DTI®, which suggests that it may also have a low correlation to other managed futures funds that employ trend-following strategies. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
Diversified Trends Indicator®	(0.05)
S&P 500® Index	0.10
Russell 2000® Index	0.13
S&P GSCI Index	(0.06)
Barclays U.S. Aggregate Bond Index	(0.02)
Bloomberg Commodity Index	(0.03)

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Eric Newman
Chief Investment Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current net asset value per share is available at www.TFSCapital.com.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*
The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Telephone and Data Systems, Inc.	0.52%	Tempur Sealy International, Inc.	(0.50%)
Terex Corporation	0.51%	Ebix, Inc.	(0.49%)
Magellan Health, Inc.	0.51%	Sprouts Farmers Market, Inc.	(0.47%)
Zynga, Inc. - Class A	0.51%	Covanta Holding Corporation	(0.45%)
John Wiley & Sons, Inc. - Class A	0.50%	Community Bank System, Inc.	(0.45%)
R.R. Donnelley & Sons Company	0.48%	Tenet Healthcare Corporation	(0.45%)
Groupon, Inc.	0.48%	Kate Spade & Company	(0.44%)
First Potomac Realty Trust	0.47%	Credit Acceptance Corporation	(0.42%)
Phibro Animal Health Corporation - Class A	0.43%	Fitbit, Inc. - Class A	(0.42%)
CorEnergy Infrastructure Trust, Inc.	0.43%	Dun & Bradstreet Corporation (The)	(0.41%)

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
InfraREIT, Inc.	0.74%
Independence Realty Trust, Inc.	0.64%
Monogram Residential Trust, Inc.	0.63%
CBL & Associates Properties, Inc.	0.62%
Kite Realty Group Trust	0.62%
Silver Bay Realty Trust Corporation	0.61%
Hudson Pacific Properties, Inc.	0.61%
Mack-Cali Realty Corporation	0.60%
TIER REIT, Inc.	0.60%
Parkway, Inc.	0.59%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Exposure by Type of Futures Contract
(Notional Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	0.8%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2017 (Unaudited)
COMMON STOCKS — 91.9%	Shares	Value
Consumer Discretionary — 15.4%
Groupon, Inc. (a)	274,054	$1,074,292
John Wiley & Sons, Inc. - Class A	21,283	1,121,614
Red Rock Resorts, Inc. - Class A	36,269	847,969
Taylor Morrison Home Corporation - Class A (a) (b)	38,516	889,720
Tower International, Inc.	32,694	886,007
Other Consumer Discretionary (c)		29,963,823
		34,783,425
Consumer Staples — 5.3%
Avon Products, Inc. (a)	179,348	869,838
HRG Group, Inc. (a)	43,405	868,534
Inter Parfums, Inc.	24,019	911,521
Other Consumer Staples (c)		9,266,956
		11,916,849
Energy — 5.8%
Delek US Holdings, Inc. (b)	35,545	855,568
Other Energy (c)		12,208,433
		13,064,001
Financials — 6.0%
BankUnited, Inc.	24,031	848,054
Houlihan Lokey, Inc. (b)	26,394	885,255
National General Holdings Corporation (b)	37,846	860,618
Other Financials (c)		10,987,607
		13,581,534
Health Care — 22.2%
Catalent, Inc. (a) (b)	29,282	857,377
Exactech, Inc. (a) (b)	29,462	873,548
FibroGen, Inc. (a) (b)	31,599	884,772
Genomic Health, Inc. (a) (b)	25,993	854,130
Haemonetics Corporation (a) (b)	20,291	849,787
Halyard Health, Inc. (a) (b)	21,876	864,102
Horizon Pharma plc (a) (b)	55,817	858,466
Magellan Health, Inc. (a)	16,669	1,146,827
Merit Medical Systems, Inc. (a)	28,398	957,013
Momenta Pharmaceuticals, Inc. (a)	59,899	859,551
Phibro Animal Health Corporation - Class A (b)	32,554	968,482
PRA Health Sciences, Inc. (a) (b)	13,242	846,958
Providence Service Corporation (The) (a)	19,271	847,924
Other Health Care (c)		38,427,407
		50,096,344
Industrials — 11.6%
Builders FirstSource, Inc. (a) (b)	52,871	846,465
R.R. Donnelley & Sons Company	85,791	1,078,393

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.9% (Continued)	Shares	Value
Industrials — 11.6% (Continued)
Steelcase, Inc. - Class A (b)	50,769	$865,611
Terex Corporation	33,222	1,162,106
TrueBlue, Inc. (a) (b)	32,420	886,687
Other Industrials (c)		21,394,736
		26,233,998
Information Technology — 13.8%
CommVault Systems, Inc. (a) (b)	16,805	847,812
Insight Enterprises, Inc. (a) (b)	20,736	872,986
IXYS Corporation (b)	62,457	871,275
Jive Software, Inc. (a) (b)	172,252	869,873
Progress Software Corporation (b)	29,162	866,695
Tech Data Corporation (a) (b)	8,885	849,850
Zynga, Inc. - Class A (a)	396,254	1,145,174
Other Information Technology (c)		24,826,697
		31,150,362
Materials — 4.0%
Innophos Holdings, Inc.	17,752	851,031
Materion Corporation	23,346	888,315
Other Materials (c)		7,252,200
		8,991,546
Real Estate — 4.8%
CBL & Associates Properties, Inc.	100,304	927,812
CorEnergy Infrastructure Trust, Inc.	26,544	968,325
First Potomac Realty Trust	96,667	1,063,337
Hudson Pacific Properties, Inc.	28,061	964,176
InfraREIT, Inc.	50,000	955,000
Kilroy Realty Corporation	13,255	934,875
Life Storage, Inc.	11,298	885,650
TIER REIT, Inc.	55,092	953,642
Vornado Realty Trust	9,643	928,042
Washington Prime Group, Inc.	105,056	924,493
Other Real Estate (c)		1,307,770
		10,813,122
Telecommunication Services — 1.8%
Telephone and Data Systems, Inc. (b)	42,909	1,178,281
Other Telecommunication Services (c)		2,831,358
		4,009,639
Utilities — 1.2%
Other Utilities (c)		2,817,293

Total Common Stocks (Cost $197,378,918)		$207,458,113

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
INVESTMENT COMPANIES — 3.4%	Shares	Value
Other Investment Companies (Cost $7,284,573) (c)		$7,686,422

RIGHTS — 0.0%	Shares	Value
Interoil Corporation (d) (Cost $0)	901	$0

WARRANTS — 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

CORPORATE BONDS — 0.0% (d)	Par Value	Value
Other Corporate Bonds (Cost $21,000) (c)		$21,000

Total Investments at Value — 95.3% (Cost $204,684,491)		$215,165,535

Other Assets in Excess of Liabilities — 4.7% (f)		10,577,601

Net Assets — 100.0%		$225,743,136

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)
Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2017.

(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2017, representing 0.0% of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.
(f)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT April 30, 2017 (Unaudited)
COMMON STOCKS — 79.9%	Shares	Value
Consumer Discretionary — 13.6%
Auto Components — 0.8%
Ballard Power Systems, Inc.	24,597	$80,432
China Automotive Systems, Inc.	5,998	28,611
China XD Plastics Company Ltd.	13	63
Cooper Tire & Rubber Company	120	4,596
Gentex Corporation	18,232	376,491
Horizon Global Corporation	43,618	614,578
Motorcar Parts of America, Inc.	23,245	704,788
SORL Auto Parts, Inc.	140	588
		1,810,147
Automobiles — 0.5%
Kandi Technologies Group, Inc.	158,519	649,928
Tesla Motors, Inc.	1,244	390,703
Workhorse Group, Inc.	63,346	129,226
		1,169,857
Distributors — 0.1%
Fenix Parts, Inc.	12,697	14,221
KBS Fashion Group Ltd.	99	530
Weyco Group, Inc.	2,539	70,990
		85,741
Diversified Consumer Services — 0.6%
2U, Inc.	3,705	168,207
Carriage Services, Inc.	2,341	64,026
Collectors Universe, Inc.	170	4,643
DeVry Education Group, Inc.	18,810	711,958
H&R Block, Inc.	15,249	378,023
Liberty Tax, Inc.	42	590
Sotheby's	365	17,286
Weight Watchers International, Inc.	3,253	67,923
		1,412,656
Hotels, Restaurants & Leisure — 1.9%
Amaya, Inc.	2,077	36,971
Bravo Brio Restaurant Group, Inc.	605	2,934
Caesars Entertainment Corporation	3,479	38,617
Cheesecake Factory, Inc. (The)	95	6,095
Chipotle Mexican Grill, Inc.	833	395,233
Fogo de Chao, Inc.	8,418	142,685
Gaming Partners International Corporation	1,202	11,972
J. Alexander's Holdings, Inc.	413	4,543
Jamba, Inc.	60,257	513,390
Kona Grill, Inc.	2,408	13,726
Lindblad Expeditions Holdings, Inc.	354	3,363
McDonald's Corporation	99	13,853

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Consumer Discretionary — 13.6% (Continued)
Hotels, Restaurants & Leisure — 1.9% (Continued)
Noodles & Company	6,197	$36,252
ONE Group Hospitality, Inc.	21,778	48,347
Panera Bread Company - Class A	1,131	353,641
Papa Murphy's Holdings, Inc.	24,571	119,906
Red Robin Gourmet Burgers, Inc.	11,881	698,009
Ruby Tuesday, Inc.	131,231	334,639
Shake Shack, Inc. - Class A	20,221	686,301
Sonic Corporation	4,482	120,476
Town Sports International Holdings, Inc.	1,121	4,372
Wingstop, Inc.	241	7,093
Zoe's Kitchen, Inc.	39,055	704,943
		4,297,361
Household Durables — 1.6%
Garmin Ltd.	7,643	388,570
GoPro, Inc. - Class A	13,171	108,661
Green Brick Partners, Inc.	70	721
iRobot Corporation	8,023	639,754
LGI Homes, Inc.	22,443	714,361
New Home Company, Inc. (The)	79	921
Skyline Corporation	20,219	124,549
Tempur Sealy International, Inc.	24,073	1,130,227
UCP, Inc. - Class A	427	4,889
Vuzix Corporation	57,675	340,283
William Lyon Homes - Class A	258	5,676
ZAGG, Inc.	25,328	179,829
		3,638,441
Internet & Direct Marketing Retail — 1.4%
CafePress, Inc.	238	678
Duluth Holdings, Inc. - Class B	36,115	799,947
EVINE Live, Inc.	8,699	12,179
Gaia, Inc.	6,162	67,474
Lands' End, Inc.	2,420	57,112
Netflix, Inc.	2,566	390,545
PetMed Express, Inc.	9,438	218,018
RetailMeNot, Inc.	53,087	615,809
TripAdvisor, Inc.	9,043	407,026
Wayfair, Inc. - Class A	14,765	674,908
		3,243,696
Leisure Products — 0.9%
American Outdoor Brands Corporation	34,011	753,344
Escalade, Inc.	264	3,524
Marine Products Corporation	1,363	16,301
Polaris Industries, Inc.	404	34,445

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Consumer Discretionary — 13.6% (Continued)
Leisure Products — 0.9% (Continued)
Sturm Ruger & Company, Inc.	13,651	$825,203
Vista Outdoor, Inc.	19,146	374,496
		2,007,313
Media — 1.7%
Ballantyne Strong, Inc.	100	630
Beasley Broadcasting Group, Inc.	8,654	113,800
Central European Media Enterprises Ltd. - Class A	28,124	115,308
Charter Communications, Inc. - Class A	871	300,634
Cinemark Holdings, Inc.	97	4,190
Clear Channel Outdoor Holdings, Inc. - Class A	15,980	82,297
Daily Journal Corporation	22	4,599
E.W. Scripps Company (The) - Class A	230	5,124
Entercom Communications Corporation - Class A	2,265	28,652
Entravision Communications Corporation - Class A	23	143
Eros International plc	74,826	744,519
Global Eagle Entertainment, Inc.	211,881	656,831
Hemisphere Media Group, Inc.	70	816
Lee Enterprises, Inc.	272	707
Liberty Broadband - Series C	4,296	391,623
Liberty Global plc LiLAC - Class A	9,267	198,963
Lions Gate Entertainment Corporation - Class B	75	1,789
Meredith Corporation	4,858	284,436
Pandora Media, Inc.	33,579	364,332
Radio One, Inc. - Class D	41,332	123,996
Saga Communications, Inc. - Class A	85	4,356
Sirius XM Holdings, Inc.	69,336	343,213
Walt Disney Company (The)	268	30,981
Xcel Brands, Inc.	906	2,129
		3,804,068
Multi-Line Retail — 0.3%
Big Lots, Inc.	449	22,670
Fred's, Inc. - Class A	3,946	58,085
J. C. Penney Company, Inc.	70,287	378,144
Sears Holdings Corporation	9,438	96,457
		555,356
Specialty Retail — 2.5%
Abercrombie & Fitch Company - Class A	2,138	25,635
Ascena Retail Group, Inc.	8,110	31,710
Big 5 Sporting Goods Corporation	568	8,747
Boot Barn Holdings, Inc.	823	8,732
Buckle, Inc. (The)	46,867	876,413
Cabela's, Inc.	193	10,538
CarMax, Inc.	6,044	353,574

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Consumer Discretionary — 13.6% (Continued)
Specialty Retail — 2.5% (Continued)
Conn's, Inc.	2,704	$47,590
DAVIDsTEA, Inc.	38,358	239,738
Destination Maternity Corporation	704	2,408
Destination XL Group, Inc.	48,679	124,131
Express, Inc.	2,630	22,697
GNC Holdings, Inc. - Class A	94,674	736,564
Lumber Liquidators Holdings, Inc.	27,949	686,148
Murphy USA, Inc.	225	15,653
Pier 1 Imports, Inc.	3,810	25,679
Rent-A-Center, Inc.	29,467	315,002
RH	15,882	761,860
Sally Beauty Holdings, Inc.	33	628
Sears Hometown and Outlet Stores, Inc.	1,098	3,678
ServiceMaster Global Holdings, Inc.	8,947	340,881
Sportman's Warehouse Holdings, Inc.	153,802	629,050
Tailored Brands, Inc.	212	2,614
Vitamin Shoppe, Inc.	271	5,230
Williams-Sonoma, Inc.	7,025	379,701
Winmark Corporation	34	4,389
		5,658,990
Textiles, Apparel & Luxury Goods — 1.3%
Cherokee, Inc.	16,073	138,228
Deckers Outdoor Corporation	495	29,497
Delta Apparel, Inc.	1,469	25,751
Differential Brands Group, Inc.	1,174	2,172
Fossil Group, Inc.	308	5,313
G-III Apparel Group Ltd.	7,368	174,622
Iconix Brand Group, Inc.	705	4,935
Kate Spade & Company	57,699	1,003,962
Lululemon Athletica, Inc.	7,134	370,968
NIKE, Inc. - Class B	6,623	366,980
Sequential Brands Group, Inc.	109,491	368,985
Under Armour, Inc. - Class A	19,438	417,723
Vera Bradley, Inc.	593	5,426
Vince Holding Corporation	105,111	105,111
		3,019,673
Consumer Staples — 4.7%
Beverages — 0.5%
Brown-Forman Corporation - Class B	790	37,383
Castle Brands, Inc.	402,557	708,500
Coca-Cola Company (The)	8,165	352,320
MGP Ingredients, Inc.	166	8,692
National Beverage Corporation	514	45,535
		1,152,430

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Consumer Staples — 4.7% (Continued)
Food & Staples Retailing — 1.2%
Casey's General Stores, Inc.	3,198	$358,400
Chefs' Warehouse, Inc. (The)	641	8,750
Natural Grocers by Vitamin Cottage, Inc.	16,388	179,285
Smart & Final Stores, Inc.	57,182	674,747
Sprouts Farmers Market, Inc.	47,131	1,051,493
Whole Foods Market, Inc.	9,373	340,896
		2,613,571
Food Products — 1.9%
Alico, Inc.	121	3,624
Amira Nature Foods Ltd.	7,977	41,401
Amplify Snack Brands, Inc.	92,008	828,072
Blue Buffalo Pet Products, Inc.	180	4,437
Calavo Growers, Inc.	10,749	705,134
Cal-Maine Foods, Inc.	22,055	832,576
Dean Foods Company	449	8,863
Freshpet, Inc.	11,235	132,011
Hormel Foods Corporation	10,743	376,865
Mead Johnson Nutrition Company	4,028	357,364
Pilgrim's Pride Corporation	15,177	393,995
Post Holdings, Inc.	3,894	327,836
S&W Seed Company	29,428	141,254
Sanderson Farms, Inc.	66	7,642
Tootsie Roll Industries, Inc.	690	25,775
		4,186,849
Household Products — 0.6%
Church & Dwight Company, Inc.	610	30,213
Clorox Company (The)	49	6,551
HRG Group, Inc.	305	6,103
Orchids Paper Products Company	31,995	779,078
WD-40 Company	6,120	641,682
		1,463,627
Personal Products — 0.5%
China-Biotics, Inc. (b)	535,616	0
e.l.f. Beauty, Inc.	24,912	678,852
Herbalife Ltd.	6,235	394,426
LifeVantage Corporation	3,445	17,087
Natural Health Trends Corporation	2,038	58,450
Neptune Technologies & Bioressources, Inc.	10,092	10,294
Shineco, Inc.	9,515	42,818
Synutra International, Inc.	495	2,982
United-Guardian, Inc.	3,272	46,135
		1,251,044

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Consumer Staples — 4.7% (Continued)
Tobacco — 0.0% (a)
Alliance One International, Inc.	135	$1,856

Energy — 4.9%
Energy Equipment & Services — 1.9%
Aspen Aerogels, Inc.	85	345
Atwood Oceanics, Inc.	2,032	15,911
Bristow Group, Inc.	46,864	626,572
CARBO Ceramics, Inc.	91,571	629,093
Diamond Offshore Drilling, Inc.	340	4,903
Dril-Quip, Inc.	134	6,908
Frank's International N.V.	72,732	661,861
Geospace Technologies Corporation	1,488	24,611
Helmerich & Payne, Inc.	5,650	342,616
Hornbeck Offshore Services, Inc.	198,275	676,118
ION Geophysical Corporation	30,000	129,000
Noble Corporation plc	3,550	17,040
North American Energy Partners, Inc.	9,481	45,035
Oil States International, Inc.	20	595
PHI, Inc.	198	2,322
RPC, Inc.	14,426	262,120
Seadrill Ltd.	65,868	45,436
Superior Energy Services, Inc.	24,150	291,732
US Silica Holdings, Inc.	9,790	406,285
		4,188,503
Oil, Gas & Consumable Fuels — 3.0%
Aegean Marine Petroleum Network, Inc.	796	8,875
Approach Resources, Inc.	30,557	63,253
Ardmore Shipping Corporation	23,350	180,963
Baytex Energy Corporation	11,018	33,274
Bill Barrett Corporation	161,307	619,419
California Resources Corporation	54,375	636,187
Centrus Energy Corporation - Class A	161	836
Cheniere Energy, Inc.	8,145	369,376
Chesapeake Energy Corporation	64,428	338,891
Comstock Resources, Inc.	11,625	101,603
CVR Energy, Inc.	639	13,988
Denbury Resources, Inc.	299,977	665,949
DHT Holdings, Inc.	61,938	296,683
Earthstone Energy, Inc.	3,288	44,289
EP Energy Corporation - Class A	22,088	99,838
Evolution Petroleum Corporation	426	3,408
Extraction Oil & Gas, Inc.	9,450	147,893
Frontline Ltd.	15,497	103,055

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Energy — 4.9% (Continued)
Oil, Gas & Consumable Fuels — 3.0% (Continued)
Gastar Exploration, Inc.	493,846	$646,938
Golar LNG Ltd.	194	4,949
Halcon Resources Corporation	2,585	17,320
Harvest Natural Resources, Inc.	20,393	140,916
Jones Energy, Inc. - Class A	19,911	39,822
Laredo Petroleum, Inc.	24,946	320,806
Lonestar Resources US, Inc. - Class A	721	3,482
Navigator Holdings Ltd.	2,018	24,317
Noble Energy, Inc.	463	14,959
Nordic American Tankers Ltd.	14,721	122,184
Northern Oil & Gas, Inc.	287,752	647,442
ONEOK, Inc.	2,600	136,786
Pengrowth Energy Corporation	17,791	17,524
Penn West Petroleum Ltd.	23,117	34,444
Renewable Energy Group, Inc.	2,640	27,588
Resolute Energy Corporation	684	25,616
Rice Energy, Inc.	3,966	84,436
Sanchez Energy Corporation	146	1,130
Scorpio Tankers, Inc.	154,530	679,932
Ship Finance International Ltd.	734	10,313
SRC Energy, Inc.	708	5,338
StealthGas, Inc.	9,363	32,021
Stone Energy Corporation	2	39
Torchlight Energy Resources, Inc.	44,587	63,759
Uranium Energy Corporation	19,198	23,806
W&T Offshore, Inc.	14,551	29,684
		6,883,331
Financials — 5.0%
Banks — 1.0%
Bancorp, Inc. (The)	1,057	6,818
Bank of America Corporation	2,083	48,617
BCB Bancorp, Inc.	39	616
City Holding Company	130	9,242
Civista Bancshares, Inc.	2,424	52,674
Codorus Valley Bancorp, Inc.	20	580
Community Bank System, Inc.	18,197	1,018,122
County Bancorp, Inc.	959	26,325
Customers Bancorp, Inc.	176	5,444
CVB Financial Corporation	2,592	55,832
Enterprise Financial Services Corporation	43	1,817
Farmers Capital Bank Corporation	221	9,171
First Bancorp (North Carolina)	223	6,699
First Financial Bankshares, Inc.	140	5,593

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Financials — 5.0% (Continued)
Banks — 1.0% (Continued)
First Interstate BancSystem, Inc. - Class A	169	$6,380
First Merchants Corporation	109	4,510
First NBC Bank Holding Company	45,093	119,496
German American Bancorp, Inc.	168	5,524
Glacier Bancorp, Inc.	162	5,472
Lakeland Financial Corporation	202	9,223
LegacyTexas Financial Group, Inc.	24	907
Live Oak Bancshares, Inc.	243	5,868
Mackinac Financial Corporation	290	4,321
Merchants Bancshares, Inc.	145	7,221
National Bankshares, Inc.	811	34,103
Northrim BanCorp, Inc.	1,403	44,896
OFG Bancorp	2,351	27,507
Opus Bank	977	22,031
Pacific Mercantile Bancorp	8,596	66,619
Pacific Premier Bancorp, Inc.	11	393
Porter Bancorp, Inc.	3,903	39,850
Republic First Bancorp, Inc.	500	4,300
S&T Bancorp, Inc.	118	4,243
ServisFirst Bancshares, Inc.	156	5,897
Simmons First National Corporation - Class A	99	5,410
Southern First Bancshares, Inc.	18	607
Southside Bancshares, Inc.	162	5,625
Stock Yards Bancorp, Inc.	172	7,052
Summit Financial Group, Inc.	77	1,684
Tompkins Financial Corporation	672	55,554
Trustmark Corporation	770	25,579
Union Bankshares, Inc.	2,034	85,530
United Bankshares, Inc.	40	1,596
West Bancorporation, Inc.	101	2,353
Westamerica Bancorporation	7,043	387,506
		2,244,807
Capital Markets — 1.1%
American Capital Senior Floating Ltd.	149	1,997
Arlington Asset Investment Corporation - Class A	810	11,794
Artisan Partners Asset Management, Inc. - Class A	12,978	380,255
CM Finance, Inc.	195	1,969
Cowen Group, Inc - Class A	5,833	92,745
FBR & Company	7,152	129,451
Federated Investors, Inc. - Class B	318	8,529
Fidus Investment Corporation	179	3,209
Fifth Street Asset Management, Inc.	9,405	44,203
Fifth Street Senior Floating Rate Corporation	107	872

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Financials — 5.0% (Continued)
Capital Markets — 1.1% (Continued)
Financial Engines, Inc.	3,457	$146,922
Garrison Capital, Inc.	2,310	22,592
Goldman Sachs BDC, Inc.	754	18,850
Greenhill & Company, Inc.	295	7,463
GSV Capital Corporation	29,596	130,814
Manning & Napier, Inc.	23,036	133,609
MFC Bancorp Ltd.	3,654	6,066
OFS Capital Corporation	121	1,750
OHA Investment Corporation	921	1,363
Prospect Capital Corporation	2,142	19,921
Stellus Capital Investment Corporation	138	1,982
TICC Capital Corporation	24	176
Virtu Financial, Inc. - Class A	40,892	629,737
Virtus Investment Partners, Inc.	80	8,512
Waddell & Reed Financial, Inc. - Class A	288	5,181
WisdomTree Investments, Inc.	80,762	674,363
		2,484,325
Consumer Finance — 0.7%
Credit Acceptance Corporation	4,647	944,503
Encore Capital Group, Inc.	9,255	308,654
Enova International, Inc.	648	9,202
FirstCash, Inc.	73	3,792
PRA Group, Inc.	2,243	72,225
Regional Management Corporation	444	8,804
World Acceptance Corporation	2,306	121,987
		1,469,167
Diversified Financial Services — 0.0% (a)
A-Mark Precious Metals, Inc.	129	2,272
Medallion Financial Corporation	22,548	45,998
On Deck Capital, Inc.	1,096	5,206
		53,476
Insurance — 1.7%
Argo Group International Holdings Ltd.	15	989
Assurant, Inc.	42	4,042
Assured Guaranty Ltd.	4,811	183,443
Baldwin & Lyons, Inc. - Class B	40	980
Citizens, Inc.	85,855	605,278
Conifer Holdings, Inc.	2,465	19,104
eHealth, Inc.	56,696	803,949
Fidelity & Guaranty Life	1,087	30,925
HCI Group, Inc.	230	10,969
Health Insurance Innovations, Inc. - Class A	49,229	824,586
MBIA, Inc.	1,026	8,618

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Financials — 5.0% (Continued)
Insurance — 1.7% (Continued)
Mercury General Corporation	1,146	$70,468
OneBeacon Insurance Group Ltd. - Class A	222	3,541
Patriot National, Inc.	53,986	156,020
RLI Corporation	11,623	665,068
United Insurance Holdings Corporation	207	3,159
Universal Insurance Holdings, Inc.	1,785	46,499
WMIH Corporation	270,699	406,048
		3,843,686
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
New York Mortgage Trust, Inc.	877	5,622
Orchid Island Capital, Inc.	9,024	95,654
		101,276
Thrifts & Mortgage Finance — 0.4%
Banc of California, Inc.	6,525	141,592
BofI Holding, Inc.	6,240	149,074
Capitol Federal Financial, Inc.	608	8,895
Charter Financial Corporation	161	2,954
Clifton Bancorp, Inc.	326	5,444
Five Oaks Investment Corporation	25,845	138,788
Impac Mortgage Holdings, Inc.	20,332	290,747
LendingTree, Inc.	373	52,556
Nationstar Mortgage Holdings, Inc.	7,188	115,799
Northwest Bancshares, Inc.	1,641	26,486
Oritani Financial Corporation	525	8,899
People's United Financial, Inc.	183	3,197
Walker & Dunlop, Inc.	206	9,239
WSFS Financial Corporation	10	472
		954,142
Health Care — 19.9%
Biotechnology — 8.2%
AC Immune S.A.	401	3,830
ACADIA Pharmaceuticals, Inc.	10,943	375,673
Adamas Pharmaceuticals, Inc.	534	8,747
Aduro Biotech, Inc.	41,978	405,088
Advaxis, Inc.	12,620	108,027
Agios Pharmaceuticals, Inc.	6,832	339,619
Alder Biopharmaceuticals, Inc.	26,769	536,718
Aldeyra Therapeutics, Inc.	20,363	88,579
Alnylam Pharmaceuticals, Inc.	7,609	407,842
Amicus Therapeutics, Inc.	726	5,576
Anavex Life Sciences Corporation	11,077	62,364
Arbutus Biopharma Corporation	1,453	4,868
ArQule, Inc.	16,863	16,694

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Health Care — 19.9% (Continued)
Biotechnology — 8.2% (Continued)
Array BioPharma, Inc.	3,695	$32,036
Atara Biotherapeutics, Inc.	39,563	676,527
Athersys, Inc.	25,792	38,172
aTyr Pharma, Inc.	39,023	128,776
Aurinia Pharmaceuticals, Inc.	110,897	777,388
Avexis, Inc.	3,932	316,526
Brainstorm Cell Therapeutics, Inc.	14,433	59,608
Calithera Biosciences, Inc.	3,521	38,203
Cara Therapeutics, Inc.	44,861	712,841
Cascadian Therapeutics, Inc.	921	3,914
Clovis Oncology, Inc.	722	41,797
Corbus Pharmaceuticals Holdings, Inc.	115,773	833,566
Dynavax Technologies Corporation	8,972	49,795
Eagle Pharmaceuticals, Inc.	59	5,345
Editas Medicine, Inc.	2,603	49,067
Eiger BioPharmaceuticals, Inc.	4,936	38,994
Esperion Therapeutics, Inc.	224	8,008
Flexion Therapeutics, Inc.	23,411	477,818
Fortress Biotech, Inc.	37,540	136,646
Galectin Therapeutics, Inc.	8,790	26,897
Geron Corporation	296,819	759,857
GlycoMimetics, Inc.	952	4,094
GTx, Inc.	4,770	20,511
Halozyme Therapeutics, Inc.	404	5,632
Heron Therapeutics, Inc.	46,496	713,714
Ignyta, Inc.	577	5,106
ImmunoGen, Inc.	172,873	750,269
Immunomedics, Inc.	133,068	762,480
Incyte Corporation	2,820	350,470
Infinity Pharmaceuticals, Inc.	8,777	18,871
Inotek Pharmaceuticals Corporation	66,154	132,308
Inovio Pharmaceuticals, Inc.	5,777	36,337
Insys Therapeutics, Inc.	9,928	111,690
Intellia Therapeutics, Inc.	1,927	28,076
Intercept Pharmaceuticals, Inc.	3,348	376,148
Intrexon Corporation	21,763	453,541
Juno Therapeutics, Inc.	16,399	408,991
Kadmon Holdings, Inc.	76,256	209,704
Keryx Biopharmaceuticals, Inc.	16,571	98,100
Kindred Biosciences, Inc.	354	2,460
La Jolla Pharmaceutical Company	23,778	689,562
Lexicon Pharmaceuticals, Inc.	2,879	44,941
Ligand Pharmaceuticals, Inc. - Class B	55	6,114

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Health Care — 19.9% (Continued)
Biotechnology — 8.2% (Continued)
Loxo Oncology, Inc.	14,458	$665,935
MacroGenics, Inc.	80	1,729
MannKind Corporation	157,916	137,955
MediciNova, Inc.	20,099	115,569
Merrimack Pharmaceuticals, Inc.	35,865	119,430
MiMedx Group, Inc.	8,751	111,050
Mirati Therapeutics, Inc.	398	1,811
Myriad Genetics, Inc.	392	7,209
Novavax, Inc.	27,780	22,671
Nymox Pharmaceutical Corporation	6,182	29,117
Omeros Corporation	4,858	79,283
Oncobiologics, Inc.	1,427	3,196
OncoMed Pharmaceuticals, Inc.	160,500	632,370
OPKO Health, Inc.	45	350
Organovo Holdings, Inc.	18,851	54,668
OvaScience, Inc.	84,039	126,899
Pluristem Therapeutics, Inc.	2,107	3,034
ProQR Therapeutics N.V.	966	4,733
Protalix BioTherapeutics, Inc.	68,886	64,064
Proteostasis Therapeutics, Inc.	59,241	358,112
Puma Biotechnology, Inc.	18	731
Radius Health, Inc.	142	5,548
Regulus Therapeutics, Inc.	89,492	138,713
Retrophin, Inc.	285	5,583
Rigel Pharmaceuticals, Inc.	885	2,646
Sangamo Therapeutics, Inc.	141,240	677,952
Sarepta Therapeutics, Inc.	784	28,428
Seattle Genetics, Inc.	5,859	400,170
Seres Therapeutics, Inc.	15,621	153,554
Sorrento Therapeutics, Inc.	11,906	23,217
Spark Therapeutics, Inc.	99	5,739
Spring Bank Pharmaceuticals, Inc.	2,086	20,005
Stonebridge Biopharma plc	32,195	144,877
Syros Pharmaceuticals, Inc.	223	3,387
T2 Biosystems, Inc.	199	957
TG Therapeutics, Inc.	55,446	612,678
Tracon Pharmaceuticals, Inc.	201	714
Trevena, Inc.	170,614	557,908
vTv Therapeutics, Inc. - Class A	3,718	20,486
XBiotech, Inc.	8,135	88,509
Xenon Pharmaceuticals, Inc.	27,224	106,854
ZIOPHARM Oncology, Inc.	24,375	171,600
		18,513,966

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Health Care — 19.9% (Continued)
Health Care Equipment & Supplies — 4.9%
ABIOMED, Inc.	3,013	$392,654
Accuray, Inc.	68	309
Alere, Inc.	67	3,294
Align Technology, Inc.	3,088	415,707
Antares Pharma, Inc.	2,334	7,282
Avinger, Inc.	162	91
Baxter International, Inc.	7	390
Biolase, Inc.	4,853	6,212
Bovie Medical Corporation	25,394	68,564
Cerus Corporation	149,223	649,120
Check-Cap Ltd.	1,096	2,378
Cogentix Medical, Inc.	21	39
ConforMIS, Inc.	63,405	356,336
Corindus Vascular Robotics, Inc.	497,706	627,110
CRH Medical Corporation	2,490	14,691
CryoPort, Inc.	21,754	52,427
CytoSorbents Corporation	4,917	25,568
DexCom, Inc.	4,813	375,222
Digirad Corporation	19,502	91,659
Endologix, Inc.	95,183	712,921
Entellus Medical, Inc.	50,633	720,001
GenMark Diagnostics, Inc.	53,884	690,793
Glaukos Corporation	14,499	689,137
IDEXX Laboratories, Inc.	2,404	403,223
Integra LifeSciences Holdings Corporation	44	2,023
Intuitive Surgical, Inc.	101	84,423
Invacare Corporation	39,765	584,546
InVivo Therapeutics Holdings Corporation	49,164	186,823
iRadimed Corporation	12,989	111,705
IRIDEX Corporation	1,872	21,341
Lantheus Holdings, Inc.	187	2,431
Neovasc, Inc.	27,603	42,785
Nevro Corporation	59	5,559
Novadaq Technologies, Inc.	1,869	13,008
NovoCure Ltd.	65,973	745,495
Nuvectra Corporation	11,644	95,248
Oxford Immunotec Global plc	7	108
Pulse Biosciences, Inc.	4,219	101,762
Quotient Ltd.	36,560	248,974
ResMed, Inc.	3,599	244,696
Rockwell Medical, Inc.	77,859	669,587
Second Sight Medical Products, Inc.	244	283
Senseonics Holdings, Inc.	27,987	47,298

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Health Care — 19.9% (Continued)
Health Care Equipment & Supplies — 4.9% (Continued)
Tandem Diabetes Care, Inc.	66,818	$63,658
TransEnterix, Inc.	288	187
ViewRay, Inc.	108,960	751,824
Viveve Medical, Inc.	93,713	758,138
		11,087,030
Health Care Providers & Services — 1.8%
AAC Holdings, Inc.	91,622	656,013
Acadia Healthcare Company, Inc.	8,107	353,303
Aceto Corporation	15,117	239,604
American Renal Associates Holdings, Inc.	231	3,975
Anthem, Inc.	20	3,558
BioScrip, Inc.	65,373	99,367
Community Health Systems, Inc.	4,837	41,647
Express Scripts Holding Company	37	2,270
Fulgent Genetics, Inc.	4,094	41,718
InfuSystems Holdings, Inc.	6,051	12,404
MEDNAX, Inc.	5,212	314,596
Nobilis Health Corporation	310,732	388,415
Owens & Minor, Inc.	154	5,336
Quorum Health Corporation	58	248
Sharps Compliance Corporation	26,954	115,902
Surgery Partners, Inc.	188	3,234
Teladoc, Inc.	27,037	670,518
Tenet Healthcare Corporation	64,309	1,007,722
Triple-S Management Corporation - Class B	68	1,231
Trupanion, Inc.	6,275	99,710
Veracyte, Inc.	500	4,235
		4,065,006
Health Care Services — 0.2%
Envision Healthcare Corporation	5,869	328,840

Health Care Technology — 0.8%
athenahealth, Inc.	3,264	319,905
Computer Programs & Systems, Inc.	4,123	113,176
Connecture, Inc.	1,929	1,647
Evolent Health, Inc. - Class A	30,592	711,264
HTG Molecular Diagnostics, Inc.	607	3,047
iCAD, Inc.	674	3,768
Inovalon Holdings, Inc. - Class A	4,148	50,813
NantHealth, Inc.	193,373	601,390
Omnicell, Inc.	131	5,423
Simulations Plus, Inc.	3,373	39,464
		1,849,897

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Health Care — 19.9% (Continued)
Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics, Inc.	31,887	$870,515
Bio-Techne Corporation	3,489	373,602
ChromaDex Corporation	7,997	24,871
Compugen Ltd.	1,810	7,330
Fluidigm Corporation	135,443	669,088
Pacific Biosciences of California, Inc.	158,323	623,793
		2,569,199
Pharmaceuticals — 2.9%
Achaogen, Inc.	29,648	713,924
Adamis Pharmaceuticals Corporation	11,658	43,135
Akorn, Inc.	11,920	398,724
Aralez Pharmaceuticals, Inc.	367,731	592,047
Aratana Therapeutics, Inc.	33,267	206,256
Assembly Biosciences, Inc.	87	2,056
Axsome Therapeutics, Inc.	18,368	75,309
BioDelivery Sciences International, Inc.	58,981	107,640
Cempra, Inc.	11,810	50,783
Clearside Biomedical, Inc.	4,498	35,804
Collegium Pharmaceutical, Inc.	723	7,093
Concordia International Corporation	32,951	41,518
Depomed, Inc.	56,464	677,003
Egalet Corporation	4,220	16,120
Flex Pharma, Inc.	3,304	11,366
Foamix Pharmaceuticals Ltd.	155,011	652,596
Impax Laboratories, Inc.	5,583	78,441
Intra-Cellular Therapies, Inc.	1,970	27,225
KemPharm, Inc.	14,499	66,695
Lannett Company, Inc.	7,343	190,918
Lipocine, Inc.	335	1,420
Neos Therapeutics, Inc.	99,998	709,986
Neuroderm Ltd.	1,622	46,835
Ocular Therapeutix, Inc.	12,151	121,024
Reata Pharmaceuticals, Inc. - Class A	2,239	46,437
Revance Therapeutics, Inc.	2,084	45,327
SteadyMed Ltd.	5,709	41,105
Teligent, Inc.	9,635	76,020
TherapeuticsMD, Inc.	152,539	777,949
Titan Pharmaceuticals, Inc.	504	1,487
WAVE Life Sciences Ltd.	24,544	517,879
Zogenix, Inc.	503	5,533
Zynerba Pharmaceuticals, Inc.	3,444	72,255
		6,457,910

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Industrials — 10.1%
Aerospace & Defense — 0.9%
AeroVironment, Inc.	24,210	$691,680
Axon Enterprise, Inc.	28,975	712,206
Cubic Corporation	106	5,501
DigitalGlobe, Inc.	271	8,726
HEICO Corporation	18	1,244
KEYW Holding Corporation (The)	20,649	195,959
KLX, Inc.	116	5,487
Kratos Defense & Security Solutions, Inc.	1,182	9,007
TransDigm Group, Inc.	1,574	388,353
Triumph Group, Inc.	207	5,423
		2,023,586
Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc.	34,254	642,262

Airlines — 0.1%
Copa Holdings S.A. - Class A	397	46,219
Spirit Airlines, Inc.	4,312	246,948
		293,167
Building Products — 0.7%
AAON, Inc.	153	5,607
Advanced Drainage Systems, Inc.	31,510	726,306
Apogee Enterprises, Inc.	13,657	744,307
Armstrong Flooring, Inc.	162	3,109
Quanex Building Products Corporation	273	5,569
USG Corporation	1,054	31,936
		1,516,834
Commercial Services & Supplies — 1.5%
Acme United Corporation	3	87
Aqua Metals, Inc.	47,529	784,229
ARC Document Solutions, Inc.	161	592
Asta Funding, Inc.	1,030	8,652
Atento, S.A.	16	143
Avery Dennison Corporation	43	3,578
CompX International, Inc.	258	3,844
Covanta Holding Corporation	70,195	1,021,337
Healthcare Services Group, Inc.	15,240	699,668
Hudson Technologies, Inc.	795	5,645
Interface, Inc.	35	697
Intersections, Inc.	21,559	105,639
Johnson Controls International plc	403	16,753
Mobile Mini, Inc.	23,122	663,601
Multi-Color Corporation	73	5,606
Performant Financial Corporation	45,865	104,572

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Industrials — 10.1% (Continued)
Commercial Services & Supplies — 1.5% (Continued)
R.R. Donnelley & Sons Company	42	$528
Team, Inc.	996	26,792
Tetra Tech, Inc.	9	396
Virco Manufacturing Corporation	3,634	16,535
		3,468,894
Construction & Engineering — 1.2%
Goldfield Corporation (The)	121,759	663,587
HC2 Holdings, Inc.	179	1,045
IES Holdings, Inc.	14,964	299,280
Layne Christensen Company	1,657	13,206
Northwest Pipe Company	3,336	46,738
NV5 Global, Inc.	17,074	660,764
Orion Group Holdings, Inc.	75	566
Quanta Services, Inc.	9,564	338,948
Willdan Group, Inc.	22,578	640,538
		2,664,672
Electrical Equipment — 1.0%
Acuity Brands, Inc.	2,041	359,420
American Superconductor Corporation	15,676	81,672
Energous Corporation	61,383	774,653
Energy Focus, Inc.	31	96
Enphase Energy, Inc.	754	897
FuelCell Energy, Inc.	84,590	97,278
Hydrogenics Corporation	15,395	115,463
Plug Power, Inc.	41,509	92,980
Sunrun, Inc.	145,173	767,965
Ultralife Corporation	683	3,757
		2,294,181
Industrial Conglomerates — 0.1%
General Electric Company	11,818	342,604

Machinery — 1.5%
Actuant Corporation - Class A	207	5,651
American Railcar Industries, Inc.	2,129	89,312
ARC Group Worldwide, Inc.	18,856	66,939
Chart Industries, Inc.	155	5,659
CIRCOR International, Inc.	143	9,540
Deere & Company	3,273	365,300
DMC Global, Inc.	2,155	32,971
Energy Recovery, Inc.	54,155	457,068
ExOne Company (The)	3,605	36,374
Graco, Inc.	747	80,564
Greenbrier Companies, Inc. (The)	2,671	116,055

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Industrials — 10.1% (Continued)
Machinery — 1.5% (Continued)
Hardinge, Inc.	283	$2,971
Hyster-Yale Materials Handling, Inc.	9,272	557,340
Key Technology, Inc.	2,995	39,055
Kornit Digital Ltd.	4,954	99,575
Lincoln Electric Holdings, Inc.	50	4,451
Lindsay Corporation	2,087	181,277
Manitowoc Company, Inc. (The)	1,601	9,558
Navistar International Corporation	226	6,082
Omega Flex, Inc.	268	15,054
Perma-Pipe International Holdings, Inc.	831	6,690
Proto Labs, Inc.	13,295	771,110
Sun Hydraulics Corporation	150	5,826
Supreme Industries, Inc. - Class A	2,337	46,833
Wabash National Corporation	1,041	23,714
Wabtec Corporation	1,831	153,603
Welbilt, Inc.	453	9,286
Westport Fuel Systems, Inc.	165,306	224,816
		3,422,674
Marine — 0.2%
Danaos Corporation	3,100	5,270
Diana Shipping, Inc.	19,131	76,333
Eagle Bulk Shipping, Inc.	7,626	37,596
Genco Shipping & Trading Ltd.	3,759	43,304
Golden Ocean Group Ltd.	3,023	23,035
Navios Maritime Holdings, Inc.	25,498	43,346
Seaspan Corporation	15,344	108,022
Star Bulk Carriers Corporation	3,032	28,683
		365,589
Professional Services — 1.1%
Acacia Research Corporation	787	4,289
BG Staffing, Inc.	8,227	128,341
CDI Corporation	437	3,561
Cogint, Inc.	131,612	697,544
Dun & Bradstreet Corporation (The)	8,483	929,822
FTI Consulting, Inc.	10,980	379,798
Hill International, Inc.	318	1,288
Paylocity Holding Corporation	9,528	375,784
		2,520,427
Road & Rail — 0.5%
Avis Budget Group, Inc.	187	5,704
CSX Corporation	6,969	354,304
Heartland Express, Inc.	1,314	26,438
Hertz Global Holdings, Inc.	565	9,317

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Industrials — 10.1% (Continued)
Road & Rail — 0.5% (Continued)
P.A.M. Transportation Services, Inc.	46	$863
Student Transportation, Inc.	875	5,206
Swift Transportation Company	28,192	692,959
Universal Logistics Holdings, Inc.	1,408	19,642
USA Truck, Inc.	589	3,952
		1,118,385
Trading Companies & Distributors — 0.9%
EnviroStar, Inc.	6,224	147,198
Fastenal Company	547	24,440
GATX Corporation	12,711	761,389
Houston Wire & Cable Company	62	388
Kaman Corporation	1,180	56,652
MSC Industrial Direct Company, Inc. - Class A	2,325	208,157
Neff Corporation - Class A	114	2,006
Nexeo Solutions, Inc.	7,511	68,425
Titan Machinery, Inc.	351	5,563
United Rentals, Inc.	2,819	309,132
W.W. Grainger, Inc.	1,836	353,797
		1,937,147
Transportation Infrastructure — 0.1%
Pingtan Marine Enterprise Ltd.	9,753	46,522
Wesco Aircraft Holdings, Inc.	17,372	211,070
		257,592
Information Technology — 10.8%
Communications Equipment — 2.0%
Applied Optoelectronics, Inc.	14,371	709,784
Arista Networks, Inc.	2,801	391,132
Bel Fuse, Inc. - Class B	17	411
CalAmp Corporation	39,730	712,756
Ceragon Networks Ltd.	233	776
ClearOne, Inc.	188	1,918
Extreme Networks, Inc.	376	2,938
F5 Networks, Inc.	1,094	141,268
Harmonic, Inc.	20,223	117,293
Infinera Corporation	65,171	646,496
Inseego, Corporation	60,682	129,859
Lantronix, Inc.	21,234	59,455
MRV Communications, Inc.	1,235	11,732
Network-1 Technologies, Inc.	83,902	402,730
Numerex Corporation - Class A	12,039	54,175
Oclaro, Inc.	2,099	16,813
Palo Alto Networks, Inc.	3,375	365,884
PC-TEL, Inc.	231	1,788

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Information Technology — 10.8% (Continued)
Communications Equipment — 2.0% (Continued)
Resonant, Inc.	26,707	$128,461
Sierra Wireless, Inc.	605	15,307
Ubiquiti Networks, Inc.	13,380	689,338
Wi-LAN, Inc.	1,476	2,967
		4,603,281
Electronic Equipment, Instruments & Components — 1.5%
Airgain, Inc.	2,996	44,670
Anixter International, Inc.	24	1,957
Applied DNA Science, Inc.	26,459	46,303
ClearSign Combustion Corporation	36,164	128,382
Cognex Corporation	4,566	389,662
CUI Global, Inc.	10,607	46,777
Electro Scientific Industries, Inc.	16,270	113,565
eMagin Corporation	18,989	43,675
Fitbit, Inc. - Class A	163,995	938,051
Identiv, Inc.	749	4,299
Knowles Corporation	5,582	98,969
LightPath Technologies, Inc. - Class A	46,071	124,392
Magal Security Systems Ltd.	4,644	31,022
Maxwell Technologies, Inc.	21,634	131,967
MicroVision, Inc.	296,300	666,675
Neonode, Inc.	77,188	130,448
Netlist, Inc.	105,738	135,345
PAR Technology Corporation	93	795
Radisys Corporation	14	56
SuperCom Ltd.	19,669	52,910
TTM Technologies, Inc.	509	8,516
Universal Display Corporation	2,395	213,993
Vishay Intertechnology, Inc.	6,330	103,496
		3,455,925
Internet Software & Services — 1.5%
Aerohive Networks, Inc.	24,137	93,410
Appfolio, Inc. - Class A	17	451
Benefitfocus, Inc.	198	6,237
Care.com, Inc.	55	652
Chegg, Inc.	11,550	104,065
Cimpress N.V.	103	8,454
Coupa Software, Inc.	26,929	747,280
Five9, Inc.	215	3,923
Gogo, Inc.	11,064	139,517
iPass, Inc.	108,178	134,141
LendingClub Corporation	5,690	33,286
Marin Software, Inc.	29,926	50,874

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Information Technology — 10.8% (Continued)
Internet Software & Services — 1.5% (Continued)
MINDBODY, Inc. - Class A	65	$1,843
New Relic, Inc.	118	4,718
Nutanix, Inc. - Class A	4,747	72,107
Piksel, Inc. - Series A-2 (b)	346,880	0
Quotient Technology, Inc.	762	8,306
Reis, Inc.	6,657	125,152
Remark Holdings, Inc	44,314	134,271
Rocket Fuel, Inc.	6,656	33,446
Shutterstock, Inc.	211	9,122
Stamps.com, Inc.	299	31,739
StarTek, Inc.	316	2,869
Trade Desk, Inc. (The) - Class A	461	17,218
Tremor Video, Inc.	806	1,805
TrueCar, Inc.	43,133	755,690
Twilio, Inc. - Class A	3,170	104,769
VeriSign, Inc.	4,338	385,735
WebMD Health Corporation	169	9,165
Xactly Corporation	1,648	19,117
Zillow Group, Inc. - Class A	10,506	404,376
		3,443,738
IT Services — 1.3%
ALJ Regional Holdings, Inc.	4,483	15,018
Black Knight Financial Services, Inc. - Class A	189	7,825
CardConnect Corporation	3,299	45,196
China Customer Relations Centers, Inc.	293	4,377
Edgewater Technology, Inc.	28	204
FleetCor Technologies, Inc.	83	11,715
Forrester Research, Inc.	42	1,703
Information Services Group, Inc.	38,244	120,469
Mattersight Corporation	39,781	135,255
ModusLink Global Solutions, Inc.	1,196	2,021
Rightside Group Ltd.	168	1,687
ServiceSource International, Inc.	120,354	452,531
Square, Inc. - Class A	2,465	44,962
Unisys Corporation	25,701	290,421
VeriFone Systems, Inc.	20,237	375,194
Virtusa Corporation	22,951	711,022
Western Union Company (The)	18,011	357,698
WEX, Inc.	3,481	353,182
		2,930,480
Semiconductors & Semiconductor Equipment — 1.4%
Acacia Communications, Inc.	16,214	743,250
Aehr Test Systems	16,145	73,783

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Information Technology — 10.8% (Continued)
Semiconductors & Semiconductor Equipment — 1.4% (Continued)
Ambarella, Inc.	396	$22,263
Amtech Systems, Inc.	501	3,527
Canadian Solar, Inc.	2,750	36,575
Cree, Inc.	3,657	80,015
CyberOptics Corporation	75	1,624
Everspin Technologies, Inc.	1,373	13,730
Impinj, Inc.	1,227	45,988
Nova Measuring Instruments Ltd.	98	1,967
NVE Corporation	4	325
NVIDIA Corporation	3,569	372,247
Pixelworks, Inc.	829	4,054
QuickLogic Corporation	365,504	615,874
Sevcon, Inc.	9,219	127,222
Sigma Designs, Inc.	3,776	23,411
SolarEdge Technologies, Inc.	47,052	759,890
SunPower Corporation	16,823	116,751
Ultratech, Inc.	84	2,564
Veeco Instruments, Inc.	189	6,237
		3,051,297
Software — 2.9%
ACI Worldwide, Inc.	768	16,504
Asure Software, Inc.	12,428	128,381
Attunity Ltd.	102	780
Digimarc Corporation	24,533	707,777
Digital Turbine, Inc.	5,770	6,520
Ebix, Inc.	17,970	1,108,749
ePlus, Inc.	4	285
FireEye, Inc.	31,197	390,275
Gigamon, Inc.	1,142	36,202
Globant S.A.	153	5,797
Glu Mobile, Inc.	18,175	41,984
Guidance Software, Inc.	566	3,424
Imperva, Inc.	810	36,005
Mitek Systems, Inc.	80,047	700,411
MobileIron, Inc.	723	3,290
Model N, Inc.	43,976	470,543
Net 1 UEPS Technologies, Inc.	172	1,863
NetSol Technologies, Inc.	1,100	5,225
PROS Holdings, Inc.	29,935	737,898
QAD, Inc. - Class A	30	906
Seachange International, Inc.	30,368	76,527
SecureWorks Corporation - Class A	29,369	254,042
SITO Mobile Ltd.	42,318	110,027

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Information Technology — 10.8% (Continued)
Software — 2.9% (Continued)
Synchronoss Technologies, Inc.	220	$3,520
Ultimate Software Group, Inc. (The)	1,683	341,094
VirnetX Holding Corporation	156,613	516,823
VMware, Inc. - Class A	4,199	395,210
Workday, Inc. - Class A	4,538	396,621
		6,496,683
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corporation	3,997	63,272
Avid Technology, Inc.	36,261	203,243
CPI Card Group, Inc.	9,742	35,071
Cray, Inc.	273	4,887
Diebold Nixdorf, Inc.	308	8,686
Electronics For Imaging, Inc.	633	28,979
On Track Innovations Ltd.	4,050	6,237
Pure Storage, Inc. - Class A	375	3,979
Synaptics, Inc.	104	5,696
USA Technologies, Inc.	354	1,734
		361,784
Materials — 4.2%
Chemicals — 1.9%
Advanced Emissions Solutions, Inc.	312	2,933
AgroFresh Solutions, Inc.	117,561	659,517
Balchem Corporation	129	10,470
BioAmber, Inc.	59,722	134,374
CF Industries Holdings, Inc.	13,109	350,535
China Green Agriculture, Inc.	1,818	2,272
Flotek Industries, Inc.	67,635	812,296
Intrepid Potash, Inc.	371,684	672,748
Kraton Corporation	8,270	270,512
LSB Industries, Inc.	79,684	878,118
Marrone Bio Innovations, Inc.	16,515	28,901
NL Industries, Inc.	12,020	97,362
Platform Specialty Products Corporation	23,430	332,003
Rayonier Advanced Materials, Inc.	1,218	16,139
Scotts Miracle-Gro Company (The)	708	68,393
Senomyx, Inc.	3,637	3,819
		4,340,392
Construction Materials — 0.0% (a)
U.S. Concrete, Inc.	105	6,510

Containers & Packaging — 0.1%
AptarGroup, Inc.	1,037	83,271
Ball Corporation	1,714	131,789
		215,060

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Materials — 4.2% (Continued)
Metals & Mining — 1.9%
AK Steel Holding Corporation	3,053	$19,356
Alexco Resource Corporation	32,968	47,144
Allegheny Technologies, Inc.	1,432	26,277
Asanko Gold, Inc.	278,924	683,364
Avino Silver & Gold Mines Ltd.	45,540	68,765
Carpenter Technology Corporation	1,494	60,656
Century Aluminum Company	445	6,070
Cliffs Natural Resources, Inc.	3,703	24,884
Coeur Mining, Inc.	289	2,618
Compass Minerals International, Inc.	658	43,428
Eldorado Gold Corporation	5,452	19,954
Endeavour Silver Corporation	8,397	25,863
Energy Fuels, Inc.	156,284	273,497
First Majestic Silver Corporation	6,331	51,471
Gold Resource Corporation	2,547	8,405
Gold Standard Ventures Corporation	403,492	685,936
Great Panther Silver Ltd.	35,857	45,180
Hecla Mining Company	3,562	19,413
Hudbay Minerals, Inc.	657	3,909
IAMGOLD Corporation	11,026	45,648
McEwen Mining, Inc.	20,139	61,223
Mountain Province Diamonds, Inc.	19,196	54,709
New Gold, Inc.	5,638	16,012
NN, Inc.	2,958	81,641
Northern Dynasty Minerals Ltd.	494,667	791,467
NOVAGOLD Resources, Inc.	4,896	20,465
Pershing Gold Corporation	260	728
Pretium Resources, Inc.	468	4,638
Royal Gold, Inc.	27	1,908
Sandstorm Gold Ltd.	17,705	61,613
Seabridge Gold, Inc.	75,875	781,513
Stillwater Mining Company	427	7,678
SunCoke Energy, Inc.	609	5,585
Tahoe Resources, Inc.	24,319	196,011
TimkenSteel Corporation	2,836	42,767
Universal Stainless & Alloy Products, Inc.	3	54
Vista Gold Corporation	11,627	11,976
Western Copper & Gold Corporation	13,581	15,211
Yamana Gold, Inc.	7,487	20,215
		4,337,252

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Materials — 4.2% (Continued)
Paper & Forest Products — 0.3%
Clearwater Paper Corporation	13,049	$634,182
Deltic Timber Corporation	117	9,052
		643,234
Real Estate — 4.0%
Equity Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	23,554	684,950
Agree Realty Corporation	15,267	740,144
AvalonBay Communities, Inc.	2,906	551,675
City Office REIT, Inc.	7,045	88,415
Community Healthcare Trust, Inc.	5,455	134,848
Digital Realty Trust, Inc.	5,170	593,723
Easterly Government Properties, Inc.	26,010	523,321
Gladstone Commercial Corporation	249	5,553
Government Properties Income Trust	21,370	455,608
HCP, Inc.	8,928	279,893
Independence Realty Trust, Inc.	18,084	166,373
Investors Real Estate Trust	43,889	259,384
Liberty Property Trust	13,752	557,919
Medical Properties Trust, Inc.	820	10,717
Mid-America Apartment Communities, Inc.	7,390	733,162
National Health Investors, Inc.	627	45,878
Public Storage	3,616	757,118
Realty Income Corporation	13,471	786,033
Regency Centers Corporation	9,762	616,763
Retail Properties of America, Inc. - Class A	93	1,241
STAG Industrial, Inc.	6,826	179,933
Terreno Realty Corporation	3,425	105,764
Welltower, Inc.	10,734	766,837
Whitestone REIT	3,136	39,325
		9,084,577
Real Estate Management & Development — 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,420

Telecommunication Services — 1.4%
Diversified Telecommunication Services — 0.9%
Aware, Inc.	5,675	27,240
Consolidated Communications Holdings, Inc.	1,462	34,606
Frontier Communications Corporation	478,977	900,477
Globalstar, Inc.	219,164	418,603
Iridium Communications, Inc.	14,885	157,781
magicJack VocalTec Ltd.	15,357	125,927
pdvWireless, Inc.	5,609	143,871
Straight Path Communications, Inc. - Class B	636	81,955

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 79.9% (Continued)	Shares	Value
Telecommunication Services — 1.4% (Continued)
Diversified Telecommunication Services — 0.9% (Continued)
Windstream Holdings, Inc.	5,649	$31,182
Zayo Group Holdings, Inc.	73	2,560
		1,924,202
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Company	21,596	691,072
Sprint Corporation	43,631	393,988
		1,085,060
Utilities — 1.3%
Electric Utilities — 0.5%
ALLETE, Inc.	16	1,119
Duke Energy Corporation	288	23,760
Southern Company (The)	7,440	370,512
Spark Energy, Inc. - Class A	20,779	745,966
		1,141,357
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corporation	35,429	361,376
Dynegy, Inc.	168	1,078
Pattern Energy Group, Inc.	224	4,932
TerraForm Global, Inc. - Class A	1,077	5,116
TerraForm Power, Inc. - Class A	2,056	25,885
U.S. Geothermal, Inc.	1,105	4,619
Vivint Solar, Inc.	233,287	699,861
		1,102,867
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	165	4,707
Dominion Resources, Inc.	4,862	376,465
		381,172
Water Utilities — 0.1%
AquaVenture Holdings Ltd.	983	18,058
Cadiz, Inc.	22,151	334,480
		352,538

Total Common Stocks (Proceeds $199,440,616)		$180,296,080

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
WARRANTS — 0.0% (a)	Shares	Value
Sears Holdings Corporation (Proceeds $628)	36	$106

Total Securities Sold Short — 79.9% (Proceeds $199,441,244)		$180,296,186

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2017, representing 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2017 (Unaudited)
COMMON STOCKS — 97.4%	Shares	Value
Consumer Discretionary — 13.1%
Gray Television, Inc. (a)	16,954	$248,376
Taylor Morrison Home Corporation - Class A (a)	15,532	358,789
Tower International, Inc.	11,870	321,677
Other Consumer Discretionary (b)		7,849,239
		8,778,081
Consumer Staples — 3.7%
Avon Products, Inc. (a)	58,183	282,187
Inter Parfums, Inc.	7,307	277,301
SpartanNash Company	7,043	259,183
Other Consumer Staples (b)		1,631,914
		2,450,585
Energy — 4.8%
Overseas Shipholding Group, Inc. - Class A (a)	74,558	271,391
Pacific Ethanol, Inc. (a)	46,525	316,370
Other Energy (b)		2,643,387
		3,231,148
Financials — 17.5%
FBL Financial Group, Inc. - Class A	3,814	253,631
Hope Bancorp, Inc.	13,890	254,326
Houlihan Lokey, Inc.	9,001	301,894
OM Asset Management plc	17,274	268,783
PHH Corporation (a)	19,017	245,319
Other Financials (b)		10,414,723
		11,738,676
Health Care — 15.8%
AMAG Pharmaceuticals, Inc. (a)	10,400	253,760
Cytokinetics, Inc. (a)	15,252	250,133
Exactech, Inc. (a)	8,062	239,038
FibroGen, Inc. (a)	9,293	260,204
Halyard Health, Inc. (a)	6,520	257,540
Heska Corporation (a)	2,676	289,677
Horizon Pharma plc (a)	17,202	264,567
Magellan Health, Inc. (a)	3,546	243,965
Merit Medical Systems, Inc. (a)	8,335	280,890
Momenta Pharmaceuticals, Inc. (a)	17,571	252,144
National HealthCare Corporation	3,227	240,153
Phibro Animal Health Corporation - Class A	11,627	345,903
Providence Service Corporation (The) (a)	5,616	247,104
Select Medical Holdings Corporation (a)	18,985	261,044
Other Health Care (b)		6,861,119
		10,547,241

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 97.4% (Continued)	Shares	Value
Industrials — 13.6%
Astec Industries, Inc.	5,141	$325,682
Mueller Water Products, Inc. - Series A	21,262	239,198
Other Industrials (b)		8,575,250
		9,140,130
Information Technology — 14.3%
Anixter International, Inc. (a)	3,225	262,999
Diodes, Inc. (a)	10,568	247,185
Envestnet, Inc. (a)	7,731	269,039
Insight Enterprises, Inc. (a)	8,087	340,463
IXYS Corporation	18,154	253,248
Jive Software, Inc. (a)	53,371	269,524
Progress Software Corporation	8,666	257,554
Other Information Technology (b)		7,671,194
		9,571,206
Materials — 4.4%
Innophos Holdings, Inc.	6,529	313,000
Materion Corporation	6,597	251,016
Stepan Company	2,842	241,002
Other Materials (b)		2,143,963
		2,948,981
Real Estate — 7.9%
CBL & Associates Properties, Inc.	44,587	412,430
Farmland Partners, Inc.	31,207	340,156
Hudson Pacific Properties, Inc.	11,838	406,754
Independence Realty Trust, Inc.	46,572	428,462
InfraREIT, Inc.	26,062	497,784
Kite Realty Group Trust	20,249	412,270
Mack-Cali Realty Corporation	14,974	405,047
Monogram Residential Trust, Inc.	41,284	420,271
Parkway, Inc.	19,742	397,801
Silver Bay Realty Trust Corporation	19,062	408,499
TIER REIT, Inc.	23,220	401,938
Washington Prime Group, Inc.	39,311	345,937
Other Real Estate (b)		408,399
		5,285,748
Telecommunication Services — 0.3%
Other Telecommunication Services (b)		227,662

Utilities — 2.0%
Other Utilities (b)		1,310,614

Total Common Stocks (Cost $61,749,870)		$65,230,072

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
RIGHTS — 0.1%	Shares	Value
Tobira Therapeutics, Inc. (c) (Cost $28,353)	2,038	$31,894

CORPORATE BONDS — 0.0% (d)	Par Value	Value
Other Corporate Bonds (Cost $23,038)		$24,000

Total Investments at Value — 97.5% (Cost $61,801,261)		$65,285,966

Other Assets in Excess of Liabilities — 2.5%		1,669,998

Net Assets — 100.0%		$66,955,964

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2017.

(c)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $31,894 at April 30, 2017, representing 0.1% of net assets (Note 2).

(d)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
U.S. TREASURY OBLIGATIONS — 15.9%	Par Value	Value
U.S. Treasury Bills (a),
0.83%, due 08/24/2017	$445,000	$443,868
0.84%, due 09/07/2017	578,000	576,227
0.90%, due 09/21/2017	578,000	575,997
0.93%, due 10/05/2017	445,000	443,229
Total U.S. Treasury Obligations (Cost $2,039,222)		$2,039,321

MONEY MARKET FUNDS — 44.5%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.539% (b)	132,566	$132,566
Fidelity Institutional Money Market Government Portfolio - Class I, 0.609% (b)	2,218,062	2,218,062
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.639% (b)	1,065,687	1,065,687
PIMCO Government Money Market Fund, 0.670% (b)	132,579	132,579
Premier U.S. Government Money Portfolio, 0.639% (b)	1,065,726	1,065,726
Vanguard Federal Money Market Fund, 0.660% (b)	1,065,752	1,065,752
Total Money Market Funds (Cost $5,680,372)		$5,680,372

Total Investments at Value — 60.4% (Cost $7,719,594)		$7,719,693

Other Assets in Excess of Liabilities — 39.6% (c)		5,056,080

Net Assets — 100.0%		$12,775,773

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2017.
(c)	Includes cash held as margin deposits for futures contracts.
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS April 30, 2017 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	07/14/2017	10	$184,100	$(15,094)
Copper Future	07/27/2017	3	195,600	2,814
Cotton No.2 Future	07/07/2017	2	78,870	1,151
Ethanol Future	06/05/2017	8	362,384	(8,995)
Feeder Cattle Future	05/25/2017	1	74,775	5,283
Frozen Concentrate Orange Juice Future	07/11/2017	22	522,555	14,325
Hard Red Winter Wheat Future	07/14/2017	3	65,588	188
Live Cattle Future	06/30/2017	13	644,930	67,284
Oats Future	07/14/2017	46	524,400	19,254
Palladium Future	06/28/2017	4	330,460	20,280
Platinum Future	07/27/2017	3	142,275	(1,007)
Red Spring Wheat Future	07/14/2017	40	1,109,500	7,658
Sugar No. 11 Future	06/30/2017	4	72,262	(1,743)
Total Commodity Futures			$4,307,699	$111,398

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT April 30, 2017 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	07/19/2017	6	$300,150	$3,255
Corn Future	07/14/2017	25	458,125	2,218
Crude Oil Future	05/22/2017	4	196,560	12,335
Lean Hogs Future	06/14/2017	15	444,000	(8,755)
Lumber Future	07/14/2017	8	339,768	11,064
Natural Gas Future	05/26/2017	14	458,080	(1,023)
Rough Rice Future	07/14/2017	22	414,480	20,096
Wheat Future	07/14/2017	74	1,599,325	(340)
Total Commodity Futures			$4,210,488	$38,850

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2017 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$204,684,491	$61,801,261	$7,719,594
At value (Note 2)	$215,165,535	$65,285,966	$7,719,693
Cash	—	1,148,264	140,000
Cash denominated in foreign currency	—	—	239,340
Deposits with brokers for short positions (Note 2)	187,847,911	—	—
Margin deposits for futures contracts (Note 2)	3,152,628	—	4,507,807
Variation margin receivable (Notes 2 and 5)	—	—	187,205
Dividends and interest receivable	38,758	14,600	2,853
Receivable for investment securities sold	26,705,576	5,882,619	—
Receivable for capital shares sold	52,572	5,110	500
Receivable from Adviser (Note 4)	—	—	8,049
Other assets	76,016	27,167	25,240
TOTAL ASSETS	433,038,996	72,363,726	12,830,687

LIABILITIES
Bank overdraft	2,004,962	—	—
Securities sold short, at value (Note 2) (proceeds $199,441,244)	180,296,186	—	—
Variation margin payable (Notes 2 and 5)	—	—	36,957
Dividends payable on securities sold short (Note 2)	48,328	—	—
Payable for investment securities purchased	24,103,306	5,324,855	—
Payable for capital shares redeemed	130,817	10,939	1,541
Payable to Adviser (Note 4)	270,857	48,442	—
Payable to administrator (Note 4)	26,849	10,388	9,606
Accrued brokerage expense on securities sold short (Note 2)	383,662	—	—
Other accrued expenses and liabilities	30,893	13,138	6,810
TOTAL LIABILITIES	207,295,860	5,407,762	54,914

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$225,743,136	$66,955,964	$12,775,773

Net assets consist of:
Paid-in capital	$221,413,037	$55,565,715	$13,811,947
Accumulated net investment income (loss)	(31,312,352)	144,527	(734,167)
Accumulated net realized gains (losses) from security transactions and other financial instruments	6,016,351	7,761,017	(455,442)
Net unrealized appreciation (depreciation) on:
Investments	10,481,044	3,484,705	99
Short positions	19,145,058	—	—
Futures contracts	—	—	150,248
Translation of assets and liabilities in foreign currencies	(2)	—	3,088
Net assets	$225,743,136	$66,955,964	$12,775,773

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,537,726	4,729,251	1,205,157

Net asset value, redemption price and offering price per share (Note 2)	$14.53	$14.16	$10.60

*	Consolidated financial statement (Note 1).
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$2,836,936	$666,263	$24,782
Foreign tax withholding	(7,445)	(40)	—
Interest	161	196	7,500
TOTAL INVESTMENT INCOME	2,829,652	666,419	32,282

EXPENSES
Brokerage expense on securities sold short (Note 2)	5,352,862	—	—
Investment advisory fees (Note 4)	2,237,255	399,007	107,271
Dividend expense on securities sold short (Note 2)	1,026,227	—	—
Administration fees (Note 4)	101,551	30,000	30,000
Professional fees	55,405	21,828	21,288
Accounting services fees (Note 4)	53,782	18,468	19,214
Custodian fees	49,727	25,967	13,851
Transfer agent fees (Note 4)	48,967	14,301	9,000
Trustees’ fees and expenses (Note 4)	20,875	20,875	20,875
Registration and filing fees	26,149	14,247	14,630
Pricing fees	35,853	6,386	372
Borrowing costs (Note 2)	29,377	1,448	341
Compliance service fees and expenses (Note 4)	17,016	8,120	5,777
Insurance expense	19,688	1,384	1,237
Postage and supplies	14,913	4,930	2,235
Printing of shareholder reports	3,282	2,324	2,515
Other expenses	19,192	12,235	4,683
TOTAL EXPENSES	9,112,121	581,520	253,289
Investment advisory fee reductions and expense reimbursements (Note 4)	(127,423)	(59,628)	(124,222)
NET EXPENSES	8,984,698	521,892	129,067
NET INVESTMENT INCOME (LOSS)	(6,155,046)	144,527	(96,785)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	38,151,814	9,537,970	(2,460)
Securities sold short	906,770	—	—
Futures contracts (Notes 2 and 5)	1,412,577	—	2,973
Foreign currency transactions	(2)	—	1,862
Net change in unrealized appreciation (depreciation) on:
Investments	7,600,780	2,279,390	135
Securities sold short	(26,639,036)	—	—
Futures contracts (Notes 2 and 5)	—	—	82,784
Foreign currency translation	(1)	—	3,083
NET REALIZED AND UNREALIZED GAINS	21,432,902	11,817,360	88,377
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,277,856	$11,961,887	$(8,408)

*	Consolidated financial statement (Note 1).
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment loss	$(6,155,046)	$(35,112,731)
Net realized gains (losses) from:
Investments	38,151,814	3,273,816
Securities sold short	906,770	19,476,795
Option contracts	—	742,213
Futures contracts	1,412,577	3,498,756
Foreign currency transactions	(2)	571
Net change in unrealized appreciation (depreciation) on:
Investments	7,600,780	(16,280,807)
Securities sold short	(26,639,036)	(41,200,643)
Futures contracts	—	1,021,348
Foreign currency translation	(1)	(8)
Net increase (decrease) in net assets from operations	15,277,856	(64,580,690)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	—	(28,447,169)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	27,217,731	134,742,713
Net asset value of shares issued in reinvestment of distributions to shareholders	—	19,356,148
Payments for shares redeemed	(125,175,428)	(537,713,899)
Net decrease in net assets from capital share transactions	(97,957,697)	(383,615,038)

TOTAL DECREASE IN NET ASSETS	(82,679,841)	(476,642,897)

NET ASSETS
Beginning of period	308,422,977	785,065,874
End of period	$225,743,136	$308,422,977

ACCUMULATED NET INVESTMENT LOSS	$(31,312,352)	$(25,157,304)

CAPITAL SHARE ACTIVITY
Shares sold	1,899,739	9,498,421
Shares issued in reinvestment of distributions to shareholders	—	1,368,893
Shares redeemed	(8,705,750)	(38,832,823)
Net decrease in shares outstanding	(6,806,011)	(27,965,509)
Shares outstanding, beginning of period	22,343,737	50,309,246
Shares outstanding, end of period	15,537,726	22,343,737

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income (loss)	$144,527	$(222,534)
Net realized gains from investments	9,537,970	5,587,939
Net change in unrealized appreciation (depreciation) on investments	2,279,390	(3,989,830)
Net increase in net assets from operations	11,961,887	1,375,575

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(4,458,511)	(4,457,263)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,073,211	20,317,282
Net asset value of shares issued in reinvestment of distributions to shareholders	4,138,740	4,086,135
Payments for shares redeemed	(15,571,289)	(52,648,482)
Net decrease in net assets from capital share transactions	(7,359,338)	(28,245,065)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,038	(31,326,753)

NET ASSETS
Beginning of period	66,811,926	98,138,679
End of period	$66,955,964	$66,811,926

ACCUMULATED NET INVESTMENT INCOME	$144,527	$—

CAPITAL SHARE ACTIVITY
Shares sold	291,044	1,728,901
Shares issued in reinvestment of distributions to shareholders	298,610	335,756
Shares redeemed	(1,103,310)	(4,318,425)
Net decrease in shares outstanding	(513,656)	(2,253,768)
Shares outstanding, beginning of period	5,242,907	7,496,675
Shares outstanding, end of period	4,729,251	5,242,907

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND STATEMENTS OF CHANGES IN NET ASSETS*
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment loss	$(96,785)	$(278,104)
Net realized gains (losses) from:
Investments	(2,460)	2,894
Futures contracts	2,973	283,342
Foreign currency transactions	1,862	(3,118)
Net change in unrealized appreciation (depreciation) on:
Investments	135	749
Futures contracts	82,784	(26,230)
Foreign currency translation	3,083	1,015
Net decrease in net assets from operations	(8,408)	(19,452)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	698,852	11,296,813
Payments for shares redeemed	(4,180,745)	(11,641,932)
Net decrease in net assets from capital share transactions	(3,481,893)	(345,119)

TOTAL DECREASE IN NET ASSETS	(3,490,301)	(364,571)

NET ASSETS
Beginning of period	16,266,074	16,630,645
End of period	$12,775,773	$16,266,074

ACCUMULATED NET INVESTMENT LOSS	$(734,167)	$(639,244)

CAPITAL SHARE ACTIVITY
Shares sold	66,145	1,067,335
Shares redeemed	(398,192)	(1,106,832)
Net decrease in shares outstanding	(332,047)	(39,497)
Shares outstanding, beginning of period	1,537,204	1,576,701
Shares outstanding, end of period	1,205,157	1,537,204

*	Consolidated financial statements (Note 1).
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012
Net asset value at beginning of period	$13.80		$15.60		$15.45		$16.19		$15.23	$14.41

Income (loss) from investment operations:
Net investment loss	(0.89)		(1.53)		(0.95)		(1.57)		(1.25)	(0.99)
Net realized and unrealized gains on investments	1.62		0.33		1.70		1.49		2.21	2.05
Total from investment operations	0.73		(1.20)		0.75		(0.08)		0.96	1.06

Less distributions:
Distributions from net realized gains from security transactions	—		(0.60)		(0.60)		(0.66)		—	(0.24)

Proceeds from redemption fees collected	—		—		—		0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$14.53		$13.80		$15.60		$15.45		$16.19	$15.23

Total return (b)	5.29	%(c)	(7.79%)		4.99%		(0.50%)		6.30%	7.48%

Ratios and supplemental data:
Net assets at end of period (000’s)	$225,743		$308,423		$785,066		$769,182		$1,582,797	$1,789,303

Ratio of total expenses to average net assets	6.72	%(d)	7.70%		7.71%		8.44%		8.67%	8.63%

Ratio of net expenses to average net assets	6.63	%(d)(e)	7.62	%(e)	7.65	%(e)	8.43	%(e)	8.67%	8.63%

Ratio of net expenses to average net assets excluding dividend expense (f)	5.87	%(d)(e)	6.88	%(e)	6.92	%(e)	7.53	%(e)	7.59%	7.75%

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f)	1.90	%(d)(e)	1.90	%(e)	1.90	%(e)	2.02	%(e)(g)	2.41%	2.42%

Ratio of net investment loss to average net assets	(4.54	%)(d)(e)	(6.46	%)(e)	(6.55	%)(e)	(7.17	%)(e)	(6.67%)	(6.73%)

Portfolio turnover rate	254	%(c)	778%		795%		669%		552%	607%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions (Note 4).
(f)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 4.73%(c), 5.72%, 5.75%, 6.41%, 6.26% and 6.21% of average net assets for the periods ended April 30, 2017, October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(g)
Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.90% of average daily net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012
Net asset value at beginning of period	$12.74		$13.09		$13.93	$15.87		$13.56	$12.07

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.04)		(0.03)	(0.04)		0.02	(0.00	)(a)
Net realized and unrealized gains on investments	2.30		0.33		0.12	1.40		4.92	1.52
Total from investment operations	2.33		0.29		0.09	1.36		4.94	1.52

Less distributions:
Distributions from net investment income	—		—		—	—		(0.07)	—
Distributions from net realized gains from security transactions	(0.91)		(0.64)		(0.93)	(3.30)		(2.56)	(0.03)
Total distributions	(0.91)		(0.64)		(0.93)	(3.30)		(2.63)	(0.03)

Proceeds from redemption fees collected	—		—		—	0.00	(a)	0.00 (a)	0.00	(a)

Net asset value at end of period	$14.16		$12.74		$13.09	$13.93		$15.87	$13.56

Total return (b)	18.43	%(c)	2.46%		0.51%	9.50%		44.15%	12.62%

Ratios and supplemental data:
Net assets at end of period (000’s)	$66,956		$66,812		$98,139	$97,776		$80,989	$50,073

Ratio of total expenses to average net assets	1.67	%(d)	1.75%		1.68%	1.61%		1.80%	1.95%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.51	%(f)	1.50%	1.54	%(g)	1.75%	1.75%

Ratio of net investment income (loss) to average net assets (e)	0.42	%(d)	(0.28%)		(0.23%)	(0.36%)		0.06%	(0.03%)

Portfolio turnover rate	313	%(c)	778%		639%	579%		601%	557%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions (Note 4).
(f)	Includes borrowing costs of 0.01% of average net assets with respect to the year ended October 31, 2016.
(g)
Effective January 1, 2014, the Advisor reduced its advisory fee from 1.25% to 1.15% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.50% of average daily net assets.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$10.58		$10.55	$9.88		$9.93		$11.04	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)		(0.19)	(0.19	)(b)	(0.49)		(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	0.21		0.22	0.86		0.47		(0.68)	1.13
Total from investment operations	0.02		0.03	0.67		(0.02)		(0.88)	1.04

Less distributions:
Distributions from net realized gains from security transactions	—		—	—		(0.03)		(0.23)	—

Proceeds from redemption fees collected	—		—	—		0.00	(c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$10.60		$10.58	$10.55		$9.88		$9.93	$11.04

Total return (d)	0.19	%(e)	0.28%	6.78%		(0.22%)		(8.14%)	10.40	%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$12,776		$16,266	$16,631		$38,212		$68,250	$113,541

Ratio of total expenses to average net assets	3.54	%(f)	3.06%	2.90%		2.19%		2.35%	2.51	%(f)

Ratio of net expenses to average net assets (g)	1.80	%(f)	1.80%	1.81	%(i)	1.90	%(h)	2.30%	2.30	%(f)

Ratio of net investment loss to average net assets (g)	(1.51	%)(f)	(1.51%)	(1.75%)		(1.87%)		(2.23%)	(2.19	%)(f)

Portfolio turnover rate (j)	0%		0%	0%		0%		0%	0%

*	Consolidated financial statements (Note 1).
(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.
(b)	Calculated using weighted average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(h)
Effective January 1, 2014, the Advisor reduced its advisory fee from 2.00% to 1.50% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.80% of average daily net assets.

(i)	Includes borrowing costs of 0.01% of average net assets with respect to the year ended October 31, 2015.
(j)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market, which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, it seeks to outperform its broad-based securities index benchmark.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the amendments by the August 1, 2017 compliance date.

Securities and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Investments in securities and other financial instruments for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the FASB’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

●
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment company shares, warrants, futures contracts and money market funds.

●
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and other securities that are not actively traded on an exchange, and fixed income obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

●
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and other financial instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of April 30, 2017:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stocks	$207,458,113	$—		$—		$207,458,113
Investment Companies	7,686,422	—		—		7,686,422
Rights	—	—		0	*	0
Warrants	—	0	*	—		0
Corporate Bonds	—	21,000		—		21,000
Total	$215,144,535	$21,000		$0		$215,165,535
Other Financial Instruments:
Common Stocks – Sold Short	$(180,296,080)	$—		$0	*	$(180,296,080)
Warrants – Sold Short	(106)	—		—		(106)
Total	$(180,296,186)	$—		$0		$(180,296,186)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$65,230,072	$—	$—	$65,230,072
Rights	—	—	31,894	31,894
Corporate Bonds	—	24,000	—	24,000
Total	$65,230,072	$24,000	$31,894	$65,285,966

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$2,039,321	$—	$2,039,321
Money Market Funds	5,680,372	—	—	5,680,372
Total	$5,680,372	$2,039,321	$—	$7,719,693
Other Financial Instruments:
Futures Contracts	$111,398	$—	$—	$111,398
Futures Contracts – Sold Short	38,850	—	—	38,850
Total	$150,248	$—	$—	$150,248

*	TFS Market Neutral Fund holds Rights, Warrants and Common Stocks - Sold Short which have been fair valued at $0.

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

As of April 30, 2017, the Funds did not have any transfers between any Levels. There were no Level 3 securities held by TFS Hedged Futures Fund as of April 30, 2017.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2016 and April 30, 2017.

TFS Market Neutral Fund	Investments in Securities		Other Financial Instruments
Balance as of October 31, 2016	$—		$0	*
Change in unrealized appreciation	—		—
Received as a result of a corporate action	0		—
Balance as of April 30, 2017	$0	*	$0	*

*
TFS Market Neutral Fund held Common Stocks – Sold Short as of October 31, 2016 and April 30, 2017 and Rights as of April 30, 2017 which have been determined to be Level 3 investments and other financial instruments and have been fair valued at $0.

The total amount of unrealized appreciation on TFS Market Neutral Fund’s Level 3 investments and other financial instruments was $0 and $5,536,684, respectively, as of April 30, 2017.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 investments and other financial instruments as of April 30, 2017:

	Fair Value at April 30, 2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Discount from last sale price	Discount Percentage	100%	Decrease
Common Stocks - Sold Short	$ 0*	Discount from last sale price	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Rights and Common Stocks – Sold Short which have been determined to be Level 3 investments and have been fair valued at $0.
**
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of Level 3 investments of TFS Small Cap Fund for which significant unobservable inputs were used to determine fair value between October 31, 2016 and April 30, 2017.

Investments in Securities
Balance as of October 31, 2016	$—
Received as a result of a corporate action	31,894
Balance as of April 30, 2017	$31,894

The total amount of unrealized appreciation on TFS Small Cap Fund’s Level 3 investments was $3,541 as of April 30, 2017.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Small Cap Fund’s Level 3 investments as of April 30, 2017:

	Fair Value at April 30, 2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Rights	$ 31,894	Management’s Estimate of Fund Cash Flows	N/A	N/A	Increase

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the appropriate country’s tax rules and tax rates.

Borrowing costs – From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2017 and October 31, 2016 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	4/30/2017	$—	$—	$—
	10/31/2016	$1,589,812	$26,857,357	$28,447,169
TFS Small Cap Fund	4/30/2017	$3,603,011	$855,500	$4,458,511
	10/31/2016	$2,778,851	$1,678,412	$4,457,263

There were no distributions paid to shareholders by TFS Hedged Futures Fund during the periods ended April 30, 2017 and October 31, 2016.

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940, as amended, (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a Fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options that are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. These Funds may use futures contracts to gain exposure to or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are accumulated in a receivable or payable account by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The total of this account is received or paid by the Fund when the position is closed. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.
The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the federal excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2017:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$207,583,887	$62,813,302	$7,719,594
Gross unrealized appreciation	$14,152,695	$4,554,355	$136
Gross unrealized depreciation	(6,571,047)	(2,081,691)	(37)
Net unrealized depreciation on investments	$7,581,648	$2,472,664	$99
Net unrealized appreciation on securities sold short	$11,504,319	$—	$—

As of April 30, 2017, the tax proceeds from securities sold short is $191,800,505 for TFS Market Neutral Fund.

For the six months ended April 30, 2017, the following reclassifications were made as a result of permanent differences between financial statement and income tax reporting requirements:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Accumulated net investment income (loss)	$(2)	$—	$1,862
Accumulated net realized gains (losses) from securities transactions and other financial instruments	2	—	(1,862)

The following information is computed on a tax basis for each item as of October 31, 2016:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$318,014,752	$66,943,371	$15,441,670
Gross unrealized appreciation	$10,956,686	$3,185,431	$—
Gross unrealized depreciation	(20,288,853)	(3,679,010)	(340,147)
Net unrealized depreciation on investments	(9,332,167)	(493,579)	(340,147)
Net unrealized appreciation on securities sold short	27,661,181	—	—
Unrealized losses on foreign currency transactions	(1)	—	(3)
Undistributed ordinary income	—	3,525,014	—
Undistributed long term gains	—	855,438	—
Accumulated capital and other losses	(28,934,535)	—	(687,616)
Other temporary differences	(342,235)	—	—
Accumulated earnings (deficit)	$(10,947,757)	$3,886,873	$(1,027,766)

As of October 31, 2016, the tax proceeds from securities sold short is $278,613,509 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

losses on wash sales. The difference between the federal income tax cost of investments and the financial statement cost for TFS Hedged Futures Fund is due to the tax treatment of the Fund’s wholly owned subsidiary as a controlled foreign corporation (CFC).

As of October 31, 2016, TFS Market Neutral Fund and TFS Hedged Futures Fund had the following capital loss carryforwards:

	TFS Market Neutral Fund	TFS Hedged Futures Fund
Capital loss carryforward – short-term	$—	$176,238
Capital loss carryforward – long-term	2,112,803	282,599
Total capital loss carryforwards	$2,112,803	$458,837

These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax periods of each Fund (October 31, 2013 through October 31, 2016 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2013 through October 31, 2016 for TFS Hedged Futures Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $667,499,736 and $789,569,899, respectively, for TFS Market Neutral Fund; $212,992,866 and $225,934,123, respectively, for TFS Small Cap Fund; and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit other annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets. During the six months ended April 30, 2017, the Adviser reduced its investment advisory fees by $127,423 with respect to TFS Market Neutral Fund and $59,628 with respect to TFS Small Cap Fund. During the six months ended April 30, 2017, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $16,951 with respect to TFS Hedged Futures Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80% for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, respectively. As of April 30, 2017, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $1,197,631, $492,461 and $672,536 from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, respectively. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2017	October 31, 2018	October 31, 2019	April 30, 2020
TFS Market Neutral Fund	$205,839	$425,955	$438,414	$127,423
TFS Small Cap Fund	$42,687	$190,498	$199,648	$59,628
TFS Hedged Futures Fund	$82,519	$233,949	$231,846	$124,222

Certain Trustees and officers of the Trust are also officers of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly; a fee of $7,500 for attendance at each in-person meeting of the Board; a fee of $2,500 for attendance at each telephonic regular meeting of the Board; and a fee of $1,500 for attendance at each telephonic special meeting of the

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Board. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

TRANSACTIONS WITH AFFILIATED PERSONS
Rule 17a-7 is an exemptive rule under the Investment Company Act that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. The Funds have policies and procedures pursuant to Rule 17a-7 to permit transactions between a Fund and an affiliated fund, subject to certain requirements. During the six months ended April 30, 2017, none of the Funds entered into any transactions with any other affiliated fund.

5. Derivatives Transactions

The derivative positions of TFS Hedged Futures Fund as of April 30, 2017 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following tables set forth the values of derivative contracts of TFS Hedged Futures Fund as of April 30, 2017:

TFS Hedged Futures Fund Futures Contracts
	Variation Margin		Total
	Receivable	(Payable)
Asset Derivatives
Futures Contracts
Commodity	$138,236	$(26,838)	$111,398
Total Asset Derivatives	138,236	(26,838)	111,398

Liability Derivatives
Futures Contracts
Commodity	48,969	(10,119)	38,850
Total Liability Derivatives	48,969	(10,119)	38,850
Total	$187,205	$(36,957)	$150,248

Certain risks may arise upon entering into futures contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Funds is measured by the unrealized gain on appreciated contracts. No credit-risk-related contingent features exist for the futures contracts outstanding at April 30, 2017.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the six months ended April 30, 2017 are recorded in the following locations in the Statements of Operations:

TFS Market Neutral Fund
Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts

TFS Hedged Futures Fund
Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the six months ended April 30, 2017:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Futures contracts
Financial	$1,412,577	$—

Total	$1,412,577	$—

TFS Hedged Futures Fund
Futures contracts
Commodity	$(457,553)	$79,902
Financial	460,526	2,882
Total	$2,973	$82,784

TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2017.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

As of April 30, 2017, the offsetting of financial assets and derivatives assets is as follows:

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$187,205	$—	$187,205	$—	$187,205
Total subject to a master netting or similar arrangement	$187,205	$—	$187,205	$—	$187,205

Offsetting of financial liabilities and derivative liabilities as of April 30, 2017 is as follows:

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$(36,957)	$—	$(36,957)	$—	$(36,957)
Total subject to a master netting or similar arrangement	$(36,957)	$—	$(36,957)	$—	$(36,957)

6. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments and investments in shares of money market mutual funds.

Risks of Derivative Instruments – The use of derivative instruments, including futures contracts, requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. In addition, the Fund may be unable to close out a position because the market for a futures contract may become illiquid.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of April 30, 2017, TFS Hedged Futures Fund had 44.5% of the value of its net assets invested in shares of money market mutual funds registered under the 1940 Act. As of April 30, 2017, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their net assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2016) and held until the end of the period (April 30, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
TFS Market Neutral Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,052.90	6.63%	$ 33.75
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 991.92	6.63%	$ 32.74
TFS Small Cap Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,184.30	1.50%	$ 8.12
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.36	1.50%	$ 7.50
TFS Hedged Futures Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,001.90	1.80%	$ 8.93
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,015.87	1.80%	$ 9.00

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset values for the Funds are published daily at the Funds’ website at http://www.tfscapital.com.

PRIVACY NOTICE
FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Consumer Discretionary - 15.4%
Auto Components - 0.9%
Cooper-Standard Holdings, Inc. (a)	3,144	$355,492
Dana, Inc. (b)	7,816	151,787
Shiloh Industries, Inc. (a)	2,269	27,909
Spartan Motors, Inc.	4,450	36,712
Standard Motor Products, Inc.	806	40,969
Stoneridge, Inc. (a)	1,717	33,670
STRATTEC Security Corporation	6,567	211,129
Tenneco, Inc.	2,466	155,432
Tower International, Inc. (b)	32,694	886,007
Visteon Corporation (a)	345	35,518
		1,934,625
Automobiles - 0.4%
Ford Motor Company	39,326	451,069
General Motors Company	13,314	461,197
		912,266
Distributors - 0.1%
Acme United Corporation	2,098	60,842
AMCON Distributing Company	733	69,818
		130,660
Diversified Consumer Services - 0.9%
Ascent Capital Group, Inc. - Class A (a)	12,319	157,807
Bridgepoint Education, Inc. (a)	57,811	705,294
Capella Education Company	1,456	138,757
Collectors Universe, Inc.	170	4,643
Graham Holdings Company - Class B	789	474,741
K12, Inc. (a)	30,095	567,291
Liberty Tax, Inc.	42	590
Lincoln Educational Services Corporation (a)	19,323	55,650
Regis Corporation (a)	1,420	15,492
		2,120,265
Hotels, Restaurants & Leisure - 3.1%
Aramark	12,887	470,633
Arcos Dorados Holdings, Inc. - Class A (a)	94,289	773,170
Ark Restaurants Corporation	911	23,094
Belmond Ltd. - Class A (a)	2,551	31,632
Biglari Holdings, Inc. (a) (b)	1,487	634,399
Bloomin' Brands, Inc.	37,784	819,535
Century Casinos, Inc. (a)	16,330	134,396
ClubCorp Holdings, Inc.	2,334	31,392
Del Frisco's Restaurant Group, Inc. (a) (b)	47,573	818,256
Denny's Corporation (a)	31,413	398,945
Dover Motorsports, Inc.	3,264	6,691
International Speedway Corporation - Class A (b)	1,184	43,926
Intrawest Resorts Holdings, Inc. (a)	1,276	30,088
Isle of Capri Casinos, Inc. (a) (b)	2,941	67,820
Lindblad Expeditions Holdings, Inc. (a)	354	3,363
Marcus Corporation (The) (b)	11,976	404,789
Marriott Vacations Worldwide Corporation	999	110,070
MGM Resorts International	16,303	500,665

1

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Consumer Discretionary - 15.4% (Continued)
Hotels, Restaurants & Leisure - 3.1% (Continued)
Monarch Casino & Resort, Inc. (a)	4,670	$137,625
Peak Resorts, Inc.	18,688	104,653
RCI Hospitality Holdings, Inc.	497	8,270
Red Lion Hotels Corporation (a)	23,077	150,001
Red Rock Resorts, Inc. - Class A (b)	36,269	847,969
Ruth's Hospitality Group, Inc. (b)	1,587	31,581
Speedway Motorsports, Inc.	1,618	29,205
Yum! Brands, Inc.	6,263	411,792
		7,023,960
Household Durables - 1.6%
Century Communities, Inc. (a)	1,972	53,836
Dixie Group, Inc. (The) (a)	8,235	30,881
Flexsteel Industries, Inc. (b)	1,134	60,238
Green Brick Partners, Inc. (a)	1,410	14,523
Hooker Furniture Corporation	652	28,329
Libbey, Inc. (b)	3,015	31,657
Lifetime Brands, Inc.	16,869	323,885
MDC Holdings, Inc.	25,567	792,833
New Home Company, Inc. (The) (a)	71,399	832,512
NVR, Inc. (a)	180	380,025
PulteGroup, Inc.	1,956	44,342
Skyline Corporation (a)	205	1,263
Taylor Morrison Home Corporation - Class A (a) (b)	38,516	889,720
UCP, Inc. - Class A (a)	4,622	52,922
Whirlpool Corporation	510	94,697
		3,631,663
Internet & Direct Marketing Retail - 1.2%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	78,420	843,015
Etsy, Inc. (a)	5,793	62,333
Groupon, Inc. (a)	274,054	1,074,292
HSN, Inc.	4,012	148,043
Liberty Interactive Corporation QVC Group - Series A (a)	22,370	473,796
Nutrisystem, Inc.	565	30,199
Travelport Worldwide Ltd. (b)	3,001	39,523
U.S. Auto Parts Network, Inc. (a)	34,103	123,794
		2,794,995
Leisure Products - 0.5%
Brunswick Corporation	7,821	443,842
Callaway Golf Company (b)	3,432	40,669
Escalade, Inc.	2,968	39,623
Johnson Outdoors, Inc. - Class A	2,286	83,027
Malibu Boats, Inc. - Class A (a)	21,008	484,024
Marine Products Corporation	282	3,373
MCBC Holdings, Inc.	4,669	78,206
		1,172,764
Media - 2.3%
A.H. Belo Corporation - Class A	24,701	154,381
Clear Channel Outdoor Holdings, Inc. - Class A	51	263
E.W. Scripps Company (The) - Class A (a)	230	5,124
Entercom Communications Corporation - Class A	227	2,872

2

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Consumer Discretionary - 15.4% (Continued)
Media - 2.3% (Continued)
Entravision Communication Corporation - Class A	5,627	$34,887
Gray Television, Inc. (a) (b)	55,664	815,478
Harte-Hanks, Inc. (a)	61,661	83,859
Interpublic Group of Companies, Inc. (The)	19,217	452,945
John Wiley & Sons, Inc. - Class A	21,283	1,121,614
Liberty Braves Group - Series A (a)	1,268	31,484
Lions Gate Entertainment Corporation - Class B (a)	75	1,789
Live Nation Entertainment, Inc. (a)	15,024	483,172
News Corporation - Class A	36,140	459,701
Reading International, Inc. - Class A (a)	7,705	121,200
Saga Communications, Inc. - Class A	420	21,525
Salem Media Group, Inc.	2,246	17,182
Sinclair Broadcast Group, Inc. - Class A	3,793	149,634
Time, Inc.	23,176	352,275
Townsquare Media, Inc. - Class A (a)	13,774	166,665
tronc, Inc. (a) (b)	49,083	703,850
		5,179,900
Multi-Line Retail - 0.0% (c)
Macy's, Inc.	2,900	84,738

Specialty Retail - 2.9%
Aaron's, Inc. (b)	8,878	319,075
Barnes & Noble Education, Inc. (a) (b)	78,616	818,393
Barnes & Noble, Inc.	56,967	487,068
Chico's FAS, Inc. (b)	10,812	149,422
Citi Trends, Inc.	38,221	718,173
Dick's Sporting Goods, Inc.	8,610	435,236
Haverty Furniture Companies, Inc. (b)	28,533	703,338
Kirkland's, Inc. (a)	59,941	704,906
New York & Company, Inc. (a)	66,157	110,482
Office Depot, Inc.	31,983	158,956
Rent-A-Center, Inc.	384	4,105
Sears Hometown and Outlet Stores, Inc. (a)	350	1,173
Shoe Carnival, Inc.	23,177	588,000
Staples, Inc.	1,923	18,788
Tailored Brands, Inc.	60,962	751,661
Tandy Leather Factory, Inc. (a)	3,835	33,556
TJX Companies, Inc. (The)	5,998	471,683
TravelCenters of America, LLC (a) (b)	4,874	29,731
Winmark Corporation	34	4,389
		6,508,135
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	4,844	445,842
Lakeland Industries, Inc. (a)	15,446	164,500
Michael Kors Holdings Ltd. (a)	10,759	401,633
Movado Group, Inc. (b)	34,180	799,812
Perry Ellis International, Inc. (a) (b)	12,712	260,850
PVH Corporation	4,618	466,557
Ralph Lauren Corporation	5,880	474,634
Rocky Brands, Inc.	10,772	152,962

3

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Consumer Discretionary - 15.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.5% (Continued)
Superior Uniform Group, Inc.	6,725	$122,664
		3,289,454
Consumer Staples - 5.3%
Beverages - 0.7%
Coca-Cola Bottling Company Consolidated	55	11,652
Cott Corporation	50,511	665,230
Molson Coors Brewing Company - Class B	4,777	458,067
National Beverage Corporation	19	1,683
PepsiCo, Inc.	3,951	447,569
Primo Water Corporation (a)	2,690	32,199
		1,616,400
Food & Staples Retailing - 1.6%
Andersons, Inc. (The)	21,970	820,579
Ingles Markets, Inc. - Class A	1,786	83,406
SpartanNash Company (b)	22,642	833,226
SUPERVALU, Inc. (a)	140,900	577,690
US Foods Holding Corporation (a)	16,062	452,948
Village Super Market, Inc. - Class A	11,745	309,951
Walgreen Boots Alliance, Inc.	5,261	455,287
		3,533,087
Food Products - 1.5%
Adecoagro S.A. (a)	62,259	690,452
Alico, Inc.	121	3,624
Archer-Daniels-Midland Company	9,852	450,729
Bunge Ltd.	6,013	475,208
J & J Snack Foods Corporation	1,052	141,578
Lifeway Foods, Inc. (a)	12,666	121,594
Limoneira Company	3,279	67,810
Nomad Foods Ltd. (a)	2,730	32,214
Omega Protein Corporation	10,156	204,644
Pinnacle Foods, Inc.	7,374	428,798
Rocky Mountain Chocolate Factory, Inc.	6,483	84,149
Seaboard Corporation	37	156,658
Seneca Foods Corporation - Class A (a) (b)	7,186	267,319
SunOpta, Inc. (a)	18,977	138,532
		3,263,309
Household Products - 0.6%
Central Garden & Pet Company - Class A (a)	3,022	106,465
Energizer Holdings, Inc.	8,043	476,387
HRG Group, Inc. (a) (b)	43,405	868,534
		1,451,386
Personal Products - 0.9%
Avon Products, Inc. (a) (b)	179,348	869,838
Estée Lauder Companies, Inc. (The) - Class A	1,241	108,141
Inter Parfums, Inc.	24,019	911,521
Natural Alternatives International, Inc. (a)	10,248	99,918
Nutraceutical International Corporation	900	28,530
Revlon, Inc. - Class A (a)	1,223	31,737
Synutra International, Inc. (a)	495	2,982
		2,052,667

4

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Energy - 5.8%
Energy Equipment & Services - 1.9%
Archrock, Inc. (b)	26,653	$314,505
Aspen Aerogels, Inc. (a)	85	345
Baker Hughes, Inc.	7,861	466,708
Dawson Geophysical Company (a)	29,528	148,526
Dril-Quip, Inc. (a)	50	2,577
Halliburton Company	9,251	424,436
Matrix Service Company (a) (b)	51,203	601,635
Natural Gas Services Group, Inc. (a)	1,115	30,551
Oceaneering International, Inc.	16,461	434,406
Oil States International, Inc. (a)	20	595
PHI, Inc. (a)	198	2,322
Pioneer Energy Services Corporation (a)	9,001	27,453
Profire Energy, Inc. (a)	11,833	14,910
RigNet, Inc. (a) (b)	39,996	783,922
Schlumberger Ltd.	6,008	436,121
Tesco Corporation (a)	81,084	531,100
Willbros Group, Inc. (a)	55,000	151,250
		4,371,362
Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corporation (a)	17,502	32,729
Adams Resources & Energy, Inc.	3,955	160,652
Alon USA Energy, Inc. (b)	4,797	57,996
Ardmore Shipping Corporation	83	643
Chesapeake Energy Corporation (a)	432	2,272
Cimarex Energy Company	3,689	430,433
Concho Resources, Inc. (a)	3,604	456,483
CONSOL Energy, Inc. (a)	16,375	248,573
Contango Oil & Gas Company (a)	4,257	30,480
Cosan Ltd. - Class A	38,076	292,804
Delek US Holdings, Inc. (b)	35,545	855,568
Eclipse Resources Corporation (a)	15,992	32,144
Enbridge Energy Management, LLC (a)	1	17
Enerplus Corporation	92,121	664,192
Evolution Petroleum Corporation	426	3,408
GasLog Ltd. (b)	57,372	803,208
GeoPark Ltd. (a)	4,676	33,200
Gran Tierra Energy, Inc. (a)	12,652	31,883
Hallador Energy Company	1,461	9,774
Marathon Petroleum Corporation	9,543	486,120
Noble Midstream Partners LP	626	31,375
Overseas Shipholding Group, Inc. - Class A (a)	230,702	839,755
Pacific Ethanol, Inc. (a) (b)	123,603	840,500
Panhandle Oil & Gas, Inc. - Class A	3,772	71,479
Pengrowth Energy Corporation (a)	55	54
PetroQuest Energy, Inc. (a)	7,662	18,006
Sanchez Energy Corporation (a)	146	1,130
SandRidge Energy, Inc. (a)	11,088	204,241
Teekay Corporation	88,848	771,201
TransGlobe Energy Corporation (a)	27,760	40,530
Tsakos Energy Navigation Ltd.	6,618	30,377
Valero Energy Corporation	7,225	466,807

5

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
Western Refining, Inc.	4,516	$155,757
Westmoreland Coal Company (a)	55,239	588,848
		8,692,639
Financials - 6.0%
Banks - 1.9%
Anchor Bancorp, Inc. (a)	694	17,419
BankUnited, Inc.	24,031	848,054
Banner Corporation	705	38,916
BCB Bancorp, Inc.	39	616
Cascade Bancorp (a)	4,129	30,885
Cathay General Bancorp	4,059	154,445
Central Valley Community Bancorp	1,597	36,268
City Holding Company	130	9,242
Columbia Banking System, Inc.	3,755	148,360
Eagle Bancorp, Inc. (a)	2,594	155,380
Enterprise Financial Services Corporation	739	31,223
Financial Institutions, Inc.	1,222	40,937
First Busey Corporation	1,318	39,474
First Citizens BancShares, Inc. - Class A	441	153,494
First Guaranty Bancshares, Inc.	1,024	25,856
First Horizon National Corporation	1	1
First Merchants Corporation	109	4,510
First Midwest Bancorp, Inc.	6,551	148,773
FNB Corporation	10,397	148,053
Great Southern Bancorp, Inc.	626	31,394
Great Western Bancorp, Inc.	3,643	150,092
Guaranty Bancorp	1,209	30,406
Heritage Commerce Corporation	2,239	31,973
Heritage Financial Corporation	1,255	33,132
Home BancShares, Inc.	1,224	31,151
HomeTrust Bancshares, Inc. (a)	1,366	34,150
Hope Bancorp, Inc.	8,060	147,579
IBERIABANK Corporation	1,963	155,764
Independent Bank Corporation (Michigan)	1,490	33,227
International Bancshares Corporation	4,197	156,968
Investors Bancorp, Inc.	10,512	145,591
LegacyTexas Financial Group, Inc.	24	907
MB Financial, Inc.	88	3,741
Middlefield Banc Corporation	440	20,086
MidWestOne Financial Group, Inc.	907	31,473
Old Line Bancshares, Inc.	3,277	90,970
Pacific Premier Bancorp, Inc. (a)	10	365
Park Sterling Corporation	2,643	32,509
Penns Woods Bancorp, Inc.	3,238	135,025
PrivateBancorp, Inc.	2,675	154,535
QCR Holdings, Inc.	726	33,106
Seacoast Banking Corporation of Florida (a)	3,242	78,456
Select Bancorp, Inc. (a)	5,438	61,232
Triumph Bancorp, Inc. (a)	1,341	30,038
UMB Financial Corporation	2,079	150,707
Umpqua Holdings Corporation	8,686	153,482

6

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Financials - 6.0% (Continued)
Banks - 1.9% (Continued)
United Bankshares, Inc.	40	$1,596
WesBanco, Inc.	3,735	148,690
West Bancorporation, Inc.	4,697	109,440
		4,249,691
Capital Markets - 1.4%
Affiliated Managers Group, Inc.	314	51,995
American Capital Senior Floating Ltd.	149	1,997
Ashford, Inc. (a)	253	13,763
BGC Partners, Inc. - Class A	13,520	153,858
BlackRock Capital Investment Corporation	2,359	17,292
Capital Southwest Corporation	8,965	145,412
Evercore Partners, Inc. - Class A	1,951	143,886
Fifth Street Finance Corporation	12,341	56,645
Fifth Street Senior Floating Rate Corporation	43	351
Gladstone Investment Corporation	9,012	87,236
Harvest Capital Credit Corporation	757	10,227
Houlihan Lokey, Inc. (b)	26,394	885,255
Invesco Ltd.	14,197	467,649
Medley Capital Corporation	8,849	68,314
MVC Capital, Inc.	16,717	151,122
New Mountain Finance Corporation	2,984	44,462
OFS Capital Corporation	9,881	142,879
OM Asset Management plc (b)	12,738	198,203
Oppenheimer Holdings, Inc. - Class A	10,441	180,629
PennantPark Floating Rate Capital Ltd.	3,556	49,215
PennantPark Investment Corporation	9,293	74,437
Silvercrest Asset Management Group, Inc. - Class A	4,628	63,172
Solar Capital Ltd.	3,569	81,409
Stellus Capital Investment Corporation	138	1,982
TICC Capital Corporation	12,135	88,950
TriplePoint Venture Growth BDC Corporation	2,067	29,599
Virtu Financial, Inc. - Class A	1	15
Virtus Investment Partners, Inc.	16	1,702
		3,211,656
Consumer Finance - 0.4%
FirstCash, Inc. (b)	73	3,792
Nelnet, Inc. - Class A	10,273	462,388
Synchrony Financial	13,095	364,041
		830,221
Diversified Financial Services - 0.4%
Bank of N.T. Butterfield & Son Ltd. (The)	977	32,485
Global Eagle Entertainment, Inc. (a)	194	601
Marlin Business Services Corporation	1,134	28,860
On Deck Capital, Inc. (a)	350	1,663
PHH Corporation (a) (b)	63,694	821,653
		885,262
Insurance - 1.5%
American Equity Investment Life Holding Company	4,626	109,729
American National Insurance Company	356	41,624
Argo Group International Holdings Ltd.	6,045	398,668
Aspen Insurance Holdings Ltd.	12,859	673,169

7

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Financials - 6.0% (Continued)
Insurance - 1.5% (Continued)
Baldwin & Lyons, Inc. - Class B	40	$980
Blue Capital Holdings Ltd.	1,028	19,429
CNO Financial Group, Inc.	7,422	156,382
Donegal Group, Inc. - Class A	2,787	46,431
FBL Financial Group, Inc. - Class A	4,095	272,318
Hallmark Financial Services, Inc. (a)	14,745	154,970
James River Group Holdings Ltd.	1,460	63,598
Kingstone Companies, Inc.	1,914	28,614
Kinsale Capital Group, Inc.	975	35,256
National General Holdings Corporation (b)	37,846	860,618
OneBeacon Insurance Group Ltd. - Class A	2,671	42,602
Safety Insurance Group, Inc.	448	32,435
Selective Insurance Group, Inc.	1,049	55,387
State National Companies, Inc.	31,041	455,371
United Fire Group, Inc.	737	32,428
		3,480,009
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ares Commercial Real Estate Corporation	2,275	31,463
Cherry Hill Mortgage Investment Corporation	1,805	31,389
Drive Shack, Inc.	20,170	82,294
Ellington Residential Mortgage REIT	5,102	77,040
Invesco Mortgage Capital, Inc.	1,281	20,893
New Residential Investment Corporation	8,851	147,546
Owens Realty Mortgage, Inc.	8,202	148,949
		539,574
Thrifts & Mortgage Finance - 0.2%
Bank Mutual Corporation	1,447	13,312
BankFinancial Corporation	1,854	27,402
Charter Financial Corporation	161	2,954
First Defiance Financial Corporation	601	32,238
Flagstar Bancorp, Inc. (a)	4,696	137,311
Guaranty Federal Bancshares, Inc.	733	14,931
Hingham Institution for Savings	25	4,487
MGIC Investment Corporation (a)	13,825	145,716
Poage Bankshares, Inc.	311	6,298
WSFS Financial Corporation (b)	10	472
		385,121
Health Care - 22.2%
Biotechnology - 7.9%
AbbVie, Inc.	179	11,803
Adverum Biotechnologies, Inc. (a)	56,604	161,321
Akebia Therapeutics, Inc. (a)	57,313	755,385
Alexion Pharmaceuticals, Inc. (a)	3,881	495,914
AMAG Pharmaceuticals, Inc. (a) (b)	34,642	845,265
Amgen, Inc.	2,911	475,424
Applied Genetic Technologies Corporation (a)	21,381	119,734
Arbutus Biopharma Corporation (a)	25,728	86,189
Arena Pharmaceuticals, Inc. (a)	24,421	32,724
Arrowhead Pharmaceuticals, Inc. (a)	23,224	35,997
Audentes Therapeutics, Inc. (a)	419	6,243
Axovant Sciences Ltd. (a)	5,047	122,339

8

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Biotechnology - 7.9% (Continued)
Biogen, Inc. (a)	1,668	$452,378
BioMarin Pharmaceutical, Inc. (a)	4,426	424,188
BioSpecifics Technologies Corporation (a) (b)	12,419	704,530
Biostage, Inc. (a)	1	1
Cascadian Therapeutics, Inc. (a)	39,647	168,500
Celgene Corporation (a)	3,848	477,344
Chimerix, Inc. (a)	114,829	686,677
Conatus Pharmaceuticals, Inc. (a)	6,160	51,498
Concert Pharmaceuticals, Inc. (a)	1,945	30,867
Corvus Pharmaceuticals, Inc. (a)	3,265	32,421
Curis, Inc. (a)	163,817	396,437
Cytokinetics, Inc. (a) (b)	50,130	822,132
CytomX Therapeutics, Inc. (a)	2,108	33,117
Edge Therapeutics, Inc. (a)	16,764	174,010
Emergent BioSolutions, Inc. (a) (b)	27,858	833,233
Enanta Pharmaceuticals, Inc. (a)	21,800	692,150
Enzymotec Ltd. (a)	1,546	13,296
Epizyme, Inc. (a)	4,322	78,012
Fate Therapeutics, Inc. (a)	6,152	28,238
FibroGen, Inc. (a) (b)	31,599	884,772
Genomic Health, Inc. (a) (b)	25,993	854,130
Gilead Sciences, Inc.	6,791	465,523
Idera Pharmaceuticals, Inc. (a)	16,319	38,350
Ignyta, Inc. (a)	20,966	185,549
Immune Design Corporation (a)	22,388	146,641
Intec Pharma Ltd. (a)	3,661	20,136
Ironwood Pharmaceuticals, Inc. (a)	41,600	678,912
Kindred Biosciences, Inc. (a)	2,395	16,645
Lexicon Pharmaceuticals, Inc. (a)	832	12,988
MacroGenics, Inc. (a) (b)	80	1,729
Madrigal Pharmaceuticals, Inc. (a)	735	12,223
MEI Pharma, Inc. (a)	101,114	160,771
Mirati Therapeutics, Inc. (a)	398	1,811
Momenta Pharmaceuticals, Inc. (a)	59,899	859,551
Myriad Genetics, Inc. (a)	82	1,508
Novelion Therapeutics, Inc. (a)	801	8,170
Pfenex, Inc. (a) (b)	30,488	146,647
Portola Pharmaceuticals, Inc. (a) (b)	15,753	629,963
ProQR Therapeutics N.V. (a)	6,701	32,835
Protagonist Therapeutics, Inc. (a)	890	9,007
PTC Therapeutics, Inc. (a)	53,455	649,478
Recro Pharma, Inc. (a)	14,100	112,518
Regeneron Pharmaceuticals, Inc. (a)	1,239	481,339
REGENXBIO, Inc. (a)	780	16,302
Rigel Pharmaceuticals, Inc. (a)	13,824	41,334
SciClone Pharmaceuticals, Inc. (a) (b)	83,133	802,233
Sierra Oncology, Inc. (a)	14,160	19,682
Sinovac Biotech Ltd. (a)	903	5,048
Sunesis Pharmaceuticals, Inc. (a)	40,417	156,414
Syndax Pharmaceuticals, Inc. (a)	2,413	22,899
TRACON Pharmaceuticals, Inc. (a)	201	714

9

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Biotechnology - 7.9% (Continued)
uniQure N.V. (a)	262	$1,404
Vanda Pharmaceuticals, Inc. (a) (b)	55,505	846,451
VBI Vaccines, Inc. (a)	12,834	57,625
Verastem, Inc. (a)	83,799	162,570
		17,791,239
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	10,291	449,099
Accuray, Inc. (a)	68	309
Alere, Inc. (a)	67	3,294
AngioDynamics, Inc. (a) (b)	42,265	655,953
Antares Pharma, Inc. (a)	14,800	46,176
Atrion Corporation	63	32,577
Baxter International, Inc.	9,040	503,347
Cardiovascular Systems, Inc. (a)	22,276	665,384
Cogentix Medical, Inc. (a)	21	39
CryoLife, Inc. (a)	37,318	677,322
Cutera, Inc. (a)	7,473	146,097
Exactech, Inc. (a) (b)	29,462	873,548
FONAR Corporation (a)	8,086	154,847
Haemonetics Corporation (a) (b)	20,291	849,787
Halyard Health, Inc. (a) (b)	21,876	864,102
Hill-Rom Holdings, Inc. (b)	6,579	497,636
Hologic, Inc. (a)	10,770	486,265
ICU Medical, Inc. (a)	5,391	829,136
Integer Holdings Corporation (a)	18,882	693,914
Integra LifeSciences Holdings Corporation (a) (b)	44	2,023
Invuity, Inc. (a)	9,393	84,537
K2M Group Holdings, Inc. (a)	22,498	498,331
Kewaunee Scientific Corporation	1,841	42,803
Lantheus Holdings, Inc. (a)	2,625	34,125
LeMaitre Vascular, Inc. (b)	4,129	122,838
Merit Medical Systems, Inc. (a)	28,398	957,013
Oxford Immunotec Global plc (a)	2,032	31,272
Quidel Corporation (a)	5,767	139,388
RTI Surgical, Inc. (a)	36,955	149,668
SeaSpine Holdings Corporation (a)	18,313	146,687
Span-America Medical Systems, Inc.	200	4,356
Syneron Medical Ltd. (a)	44,969	492,411
Utah Medical Products, Inc. (b)	2,404	150,490
Wright Medical Group N.V. (a) (b)	22,949	697,420
Zimmer Biomet Holdings, Inc.	3,844	459,935
		12,442,129
Health Care Providers & Services - 3.5%
Addus HomeCare Corporation (a) (b)	841	28,552
Alliance HealthCare Services, Inc. (a)	326	4,271
BioTelemetry, Inc. (a)	6,154	202,467
Centene Corporation (a)	6,515	484,716
China Cord Blood Corporation (a)	4,339	32,976
Cigna Corporation	3,044	475,990
Civitas Solutions, Inc. (a) (b)	9,759	173,710
CorVel Corporation (a) (b)	13,152	585,264

10

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Health Care Providers & Services - 3.5% (Continued)
Five Star Senior Living, Inc. (a)	31,080	$59,052
Genesis Healthcare, Inc. (a)	68,080	164,754
HCA Holdings, Inc. (a)	3,666	308,714
HMS Holdings Corporation (a)	1,575	32,240
Magellan Health, Inc. (a)	16,669	1,146,827
McKesson Corporation	2,992	413,764
National HealthCare Corporation (b)	11,322	842,583
Providence Service Corporation (The) (a)	19,271	847,924
RadNet, Inc. (a)	88,978	538,317
Select Medical Holdings Corporation (a) (b)	60,617	833,484
Surgery Partners, Inc. (a)	188	3,234
Tenet Healthcare Corporation (a)	44	689
Triple-S Management Corporation - Class B (a)	68	1,231
Veracyte, Inc. (a)	76,503	647,980
		7,828,739
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	37,766	452,059
Cotiviti Holdings, Inc. (a)	19,235	803,831
Quality Systems, Inc. (a) (b)	55,843	796,321
Tabula Rasa HealthCare, Inc. (a)	6,057	81,648
		2,133,859
Life Sciences Tools & Services - 1.3%
Enzo Biochem, Inc. (a)	3,548	31,223
Harvard Bioscience, Inc. (a)	31,539	75,694
INC Research Holdings, Inc. - Class A (a) (b)	12,594	566,730
Medpace Holdings, Inc. (a)	1,007	31,932
PAREXEL International Corporation (a)	13,199	842,492
PerkinElmer, Inc.	8,159	484,726
PRA Health Sciences, Inc. (a) (b)	13,242	846,958
		2,879,755
Pharmaceuticals - 3.1%
Alimera Sciences, Inc. (a)	15,605	24,968
Amphastar Pharmaceuticals, Inc. (a)	48,570	733,407
Assembly Biosciences, Inc. (a)	1,349	31,877
Cardiome Pharma Corporation (a)	16,115	53,985
Catalent, Inc. (a) (b)	29,282	857,377
Corium International, Inc. (a)	4,180	18,852
Cumberland Pharmaceuticals, Inc. (a)	12,400	72,292
Endocyte, Inc. (a)	10,211	23,485
Flex Pharma, Inc. (a)	441	1,517
Heska Corporation (a)	3,376	365,452
Horizon Pharma plc (a) (b)	55,817	858,466
Intersect ENT, Inc. (a)	33,946	644,974
Juniper Pharmaceuticals, Inc. (a)	15,369	70,697
MediWound Ltd. (a)	4,803	28,818
Merck & Company, Inc.	5,416	337,579
MyoKardia, Inc. (a)	40,116	523,514
Phibro Animal Health Corporation - Class A (b)	32,554	968,482
Prestige Brands Holdings, Inc. (a)	12,238	702,584
SCYNEXIS, Inc. (a)	8,807	24,483
Supernus Pharmaceuticals, Inc. (a) (b)	16,894	550,744

11

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Pharmaceuticals - 3.1% (Continued)
VIVUS, Inc. (a)	125,812	$127,070
		7,020,623
Industrials - 11.6%
Aerospace & Defense - 1.7%
AdvanSix, Inc. (a)	7,182	195,781
Aerojet Rocketdyne Holdings, Inc. (a) (b)	37,086	831,097
CPI Aerostructures, Inc. (a)	16,091	99,764
Curtiss-Wright Corporation (b)	8,991	840,299
Engility Holdings, Inc. (a)	1,100	31,185
LMI Aerospace, Inc. (a)	1,966	27,268
Moog, Inc. - Class A (a)	1,621	111,282
National Presto Industries, Inc.	11	1,148
Orbital ATK, Inc.	4,477	443,223
Sparton Corporation (a) (b)	30,638	682,308
TAT Technologies Ltd.	1,592	15,761
Teledyne Technologies, Inc. (a)	1,162	156,672
Textron, Inc.	9,969	465,154
Vectrus, Inc. (a)	1,290	32,818
		3,933,760
Air Freight & Logistics - 0.3%
Park-Ohio Holdings Corporation	13,454	529,415
Radiant Logistics, Inc. (a)	4,898	29,388
		558,803
Airlines - 0.4%
Delta Air Lines, Inc.	5,953	270,504
Hawaiian Holdings, Inc. (a)	2,704	146,827
JetBlue Airways Corporation (a)	21,295	464,870
		882,201
Building Products - 0.7%
Armstrong Flooring, Inc. (a) (b)	10,465	200,823
Builders FirstSource, Inc. (a) (b)	52,871	846,465
Owens Corning	7,762	472,318
Ply Gem Holdings, Inc. (a)	2,918	56,171
TopBuild Corporation (a) (b)	643	32,915
		1,608,692
Commercial Services & Supplies - 1.9%
AMREP Corporation (a)	1,153	6,929
ARC Document Solutions, Inc. (a)	44,828	164,967
Atento S.A. (a)	719	6,435
Casella Waste Systems, Inc. - Class A (a)	3,454	51,983
Civeo Corporation (a)	18,484	55,267
Essendant, Inc.	10,118	168,971
InnerWorkings, Inc. (a)	77,686	822,695
Interface, Inc.	2,311	45,989
KAR Auction Services, Inc.	811	35,376
Kimball International, Inc. - Class B	1,803	32,039
LSC Communications, Inc.	1,249	32,312
McGrath RentCorp	568	19,772
MSA Safety, Inc. (b)	10,689	832,139
Pointer Telocation Ltd. (a)	1,404	12,706
R.R. Donnelley & Sons Company	85,791	1,078,393

12

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Industrials - 11.6% (Continued)
Commercial Services & Supplies - 1.9% (Continued)
Steelcase, Inc. - Class A (b)	50,769	$865,611
Tetra Tech, Inc.	9	396
TRC Companies, Inc. (a)	1,805	31,587
West Corporation	1,268	33,843
		4,297,410
Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,794	117,938
HC2 Holdings, Inc. (a)	132,188	771,978
MYR Group, Inc. (a)	772	32,625
Northwest Pipe Company (a)	5	70
Orion Group Holdings, Inc. (a)	75	566
		923,177
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	6,177	139,847
Atkore International Group, Inc. (a)	2,373	62,315
Belden, Inc.	2,269	158,149
EnerSys (b)	1,892	157,244
General Cable Corporation (b)	43,241	778,338
LSI Industries, Inc.	1,942	17,614
Powell Industries, Inc.	15,768	543,838
Preformed Line Products Company	325	17,202
Regal Beloit Corporation (b)	6,596	520,095
Ultralife Corporation (a)	683	3,757
Vicor Corporation (a)	5,296	95,328
		2,493,727
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	4,315	437,498

Machinery - 2.4%
Alamo Group, Inc.	412	32,573
Astec Industries, Inc. (b)	12,836	813,161
China Yuchai International Ltd.	15,351	297,809
Commercial Vehicle Group, Inc. (a) (b)	3,842	34,155
EnPro Industries, Inc.	2,094	147,941
FreightCar America, Inc.	50,865	664,297
Gencor Industries, Inc. (a)	546	9,064
Global Brass & Copper Holdings, Inc. (b)	1,912	68,163
Hardinge, Inc.	283	2,971
Harsco Corporation (a) (b)	15,993	208,709
Hurco Companies, Inc.	6,746	195,634
ITT, Inc.	18,212	767,271
Kadant, Inc.	700	43,505
L.B. Foster Company - Class A	218	3,096
Lydall, Inc. (a)	621	32,540
Miller Industries, Inc.	16,137	409,880
Mueller Water Products, Inc. - Series A	29,697	334,091
SPX Corporation (a)	1,878	45,185
Terex Corporation	33,222	1,162,106
Xerium Technologies, Inc. (a)	12,176	86,571
		5,358,722

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Industrials - 11.6% (Continued)
Marine - 0.0% (c)
Costamare, Inc.	4,737	$31,927
Matson, Inc.	205	6,498
Pangaea Logistics Solutions Ltd. (a)	7,403	24,356
Safe Bulkers, Inc. (a)	9,989	21,277
		84,058
Professional Services - 1.3%
Acacia Research Corporation (a)	787	4,289
Barrett Business Services, Inc.	552	31,828
CDI Corporation (a)	10,346	84,320
CRA International, Inc.	831	31,528
Heidrick & Struggles International, Inc. (b)	14,660	315,190
ICF International, Inc. (a)	777	34,305
Kforce, Inc.	1,856	42,131
Korn/Ferry International (b)	26,096	845,510
ManpowerGroup, Inc.	4,647	469,254
RPX Corporation (a)	2,334	29,969
TrueBlue, Inc. (a) (b)	32,420	886,687
Volt Information Sciences, Inc. (a)	12,320	79,464
VSE Corporation	752	32,073
		2,886,548
Road & Rail - 0.4%
Marten Transport Ltd.	1,432	35,514
PAM Transportation Services, Inc. (a)	1,465	27,498
USA Truck, Inc. (a)	168	1,127
YRC Worldwide, Inc. (a)	75,454	804,340
		868,479
Trading Companies & Distributors - 0.8%
Air Lease Corporation	4,498	171,554
BlueLinx Holdings, Inc. (a)	16,145	176,303
HD Supply Holdings, Inc. (a)	1,419	57,186
Houston Wire & Cable Company	9,578	59,863
Huttig Building Products, Inc. (a)	3,412	30,026
Lawson Products, Inc. (a)	620	14,105
Neff Corporation - Class A (a)	1,583	27,861
Univar, Inc. (a)	5,057	150,951
Veritiv Corporation (a)	15,488	799,955
WESCO International, Inc. (a)	6,778	413,119
		1,900,923
Information Technology - 13.8%
Communications Equipment - 2.1%
ADTRAN, Inc.	30,774	615,480
Applied Optoelectronics, Inc. (a)	75	3,704
AudioCodes Ltd. (a)	23,734	153,322
Aviat Networks, Inc. (a)	10,079	168,218
Bel Fuse, Inc. - Class B	17	411
Black Box Corporation (b)	74,633	738,867
Calix, Inc. (a)	100,462	673,095
Ceragon Networks Ltd. (a)	10,097	33,623
Digi International, Inc. (a)	2,266	28,098
EchoStar Corporation - Class A (a)	8,230	473,719
Extreme Networks, Inc. (a)	3,721	29,080

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Information Technology - 13.8% (Continued)
Communications Equipment - 2.1% (Continued)
Ituran Location and Control Ltd.	863	$27,012
Juniper Networks, Inc.	15,558	467,829
Mitel Networks Corporation (a)	104,520	737,911
Norsat International, Inc. (a)	5,602	60,782
PCTEL, Inc.	54,944	425,267
TESSCO Technologies, Inc.	2,912	40,768
UTStarcom Holdings Corporation (a)	14,752	29,947
		4,707,133
Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc. (a) (b)	6,012	490,279
Avnet, Inc.	10,491	405,897
Celestica, Inc. (a)	50,848	724,584
Frequency Electronics, Inc. (a)	5,817	61,078
Hollysys Automation Technologies Ltd.	2,021	32,417
Insight Enterprises, Inc. (a) (b)	20,736	872,986
IntriCon Corporation (a)	9,500	84,550
Jabil Circuit, Inc.	15,264	442,961
Key Tronic Corporation (a)	18,554	146,020
Kimball Electronics, Inc. (a)	2,197	37,898
LRAD Corporation	7,956	12,650
MOCON, Inc.	1,057	31,551
Novanta, Inc. (a)	2,041	57,250
Orbotech Ltd. (a) (b)	2,278	75,015
PAR Technology Corporation (a)	11,369	97,205
PC Connection, Inc.	1,608	46,214
Perceptron, Inc. (a)	2,634	22,336
Radisys Corporation (a)	34,809	139,584
Richardson Electronics Ltd.	21,130	126,357
Tech Data Corporation (a) (b)	8,885	849,850
Trimble, Inc. (a)	2,906	102,960
Vishay Precision Group, Inc. (a)	9,510	163,572
		5,023,214
Internet Software & Services - 2.7%
Alphabet, Inc. - Class A (a)	538	497,392
ARI Network Services, Inc. (a)	3,444	18,047
Autobytel, Inc. (a)	48,936	641,551
Bankrate, Inc. (a) (b)	78,720	834,432
Bazaarvoice, Inc. (a)	8,226	38,662
Care.com, Inc. (a)	55	652
Envestnet, Inc. (a)	23,537	819,088
Facebook, Inc. - Class A (a)	151	22,688
Five9, Inc. (a)	215	3,923
GoDaddy, Inc. - Class A (a)	12,119	471,671
GTT Communications, Inc. (a)	5,191	142,752
IAC/InterActiveCorp (a)	5,951	493,992
Limelight Networks, Inc. (a)	10,134	31,821
Liquidity Services, Inc. (a) (b)	52,494	409,453
Marchex, Inc. - Class B (a)	57,721	156,424
New Relic, Inc. (a)	118	4,718
NIC, Inc.	32,960	703,696
Perion Network Ltd. (a)	11,775	21,430

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Information Technology - 13.8% (Continued)
Internet Software & Services - 2.7% (Continued)
QuinStreet, Inc. (a)	28,308	$126,820
Travelzoo, Inc. (a)	16,216	149,187
Tremor Video, Inc. (a)	26,900	60,256
Twitter, Inc. (a)	25,494	420,141
XO Group, Inc. (a) (b)	5,133	90,084
		6,158,880
IT Services - 1.1%
Acxiom Corporation (a)	5,263	152,101
CACI International, Inc. - Class A (a)	99	11,682
Computer Task Group, Inc.	3,089	18,318
Convergys Corporation	6,365	143,276
CSRA, Inc.	15,431	448,733
Edgewater Technology, Inc. (a)	8,307	60,392
EPAM Systems, Inc. (a)	1,867	143,759
Euronet Worldwide, Inc. (a)	5,605	463,085
Everi Holdings, Inc. (a)	9,039	57,398
EVERTEC, Inc.	1,969	31,209
Forrester Research, Inc.	42	1,703
Hackett Group, Inc. (The)	1,576	31,252
InterXion Holding N.V. (a)	783	32,620
ManTech International Corporation - Class A	1,311	46,541
ModusLink Global Solutions, Inc. (a)	30,324	51,248
MoneyGram International, Inc. (a)	1,783	31,755
NCI, Inc. - Class A (a)	4,938	73,329
Net 1 UEPS Technologies, Inc. (a)	11,103	120,245
Perficient, Inc. (a)	21,724	378,432
PRGX Global, Inc. (a)	21,919	143,569
Rightside Group Ltd. (a)	168	1,687
		2,442,334
Semiconductors & Semiconductor Equipment - 2.0%
Adesto Technologies Corporation (a)	2,285	12,225
Advanced Micro Devices, Inc. (a)	1,623	21,586
Alpha & Omega Semiconductor Ltd. (a)	1,882	31,147
Amkor Technology, Inc. (a) (b)	7,343	86,501
Amtech Systems, Inc. (a)	10,652	74,990
AXT, Inc. (a)	8,492	57,321
Brooks Automation, Inc.	2,559	64,640
Camtek Ltd. (a)	29,052	108,073
Cirrus Logic, Inc. (a)	2,435	156,692
Diodes, Inc. (a) (b)	35,239	824,240
DSP Group, Inc. (a)	2,541	31,635
First Solar, Inc. (a)	16,596	490,412
GSI Technology, Inc. (a)	1,785	14,334
InTEST Corporation (a)	20,820	144,699
IXYS Corporation (b)	62,457	871,275
Kulicke & Soffa Industries, Inc. (a)	1,182	26,382
Lattice Semiconductor Corporation (a)	9,092	62,371
MagnaChip Semiconductor Corporation (a)	78,773	669,571
Maxim Integrated Products, Inc.	10,652	470,286
NeoPhotonics Corporation (a)	15,056	116,835
Nova Measuring Instruments Ltd. (a)	2,867	57,541
16

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Information Technology - 13.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.0% (Continued)
NVE Corporation	330	$26,865
Pixelworks, Inc. (a)	1,544	7,550
Rudolph Technologies, Inc. (a)	1,335	32,707
Semtech Corporation (a)	838	28,618
Ultratech, Inc. (a)	917	27,987
Xcerra Corporation (a)	3,236	31,713
		4,548,196
Software - 3.7%
Allot Communications Ltd. (a)	17,390	86,080
American Software, Inc. - Class A	57,032	625,641
Barracuda Networks, Inc. (a) (b)	1,617	32,874
BSQUARE Corporation (a)	21,438	112,549
CA, Inc.	14,678	481,879
CommVault Systems, Inc. (a) (b)	16,805	847,812
Descartes Systems Group, Inc. (The) (a)	13,742	318,127
Electronic Arts, Inc. (a)	5,146	487,944
Ellie Mae, Inc. (a)	1,329	135,239
EnerNOC, Inc. (a)	6,813	38,493
ePlus, Inc. (a)	4	285
Exa Corporation (a)	3,635	50,018
Fair Isaac Corporation	331	44,844
GlobalSCAPE, Inc.	21,605	87,500
Guidance Software, Inc. (a)	26,351	159,424
Intuit, Inc.	1,116	139,734
Jive Software, Inc. (a) (b)	172,252	869,873
MobileIron, Inc. (a)	72,002	327,609
Model N, Inc. (a)	202	2,161
Progress Software Corporation (b)	29,162	866,695
QAD, Inc. - Class A	7,787	235,167
Rosetta Stone, Inc. (a) (b)	73,675	828,844
Take-Two Interactive Software, Inc. (a)	2,554	160,519
Upland Software, Inc. (a)	1,863	37,055
Verint Systems, Inc. (a)	3,793	149,065
Zynga, Inc. - Class A (a)	396,254	1,145,174
		8,270,605
Materials - 4.0%
Chemicals - 1.6%
A. Schulman, Inc.	25,955	821,476
Advanced Emissions Solutions, Inc. (a)	312	2,933
Balchem Corporation	41	3,327
Codexis, Inc. (a)	5,026	22,114
Core Molding Technologies, Inc. (a)	7,894	156,143
GCP Applied Technologies, Inc. (a) (b)	4,552	149,761
Huntsman Corporation (b)	18,765	464,809
Innophos Holdings, Inc.	17,752	851,031
KMG Chemicals, Inc.	698	36,680
Koppers Holdings, Inc. (a)	767	32,559
Landec Corporation (a)	6,361	87,464
LyondellBasell Industries N.V. - Class A	186	15,765
Northern Technologies International Corporation (a)	612	9,517
Olin Corporation	4,420	142,015

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Materials - 4.0% (Continued)
Chemicals - 1.6% (Continued)
Orion Engineered Carbons S.A.	2,279	$46,264
Platform Specialty Products Corporation (a)	100	1,417
Stepan Company (b)	9,770	828,496
		3,671,771
Containers & Packaging - 0.2%
Silgan Holdings, Inc.	7,238	438,768

Metals & Mining - 2.1%
Alexco Resource Corporation (a)	1,459	2,086
AuRico Metals, Inc. (a)	7,127	5,796
Coeur Mining, Inc. (a)	289	2,618
Dominion Diamond Corporation (b)	6,308	76,705
Ferroglobe plc	84,948	819,748
Handy & Harman Ltd. (a)	5,038	137,286
Haynes International, Inc.	19,322	817,127
Hudbay Minerals, Inc.	657	3,909
Materion Corporation	23,346	888,315
Nevsun Resources Ltd. (b)	12,652	28,720
Pan American Silver Corporation	1,618	27,134
Real Industry, Inc. (a)	61,111	158,889
Reliance Steel & Aluminum Company	5,972	470,713
Richmont Mines, Inc. (a)	4,118	31,297
Schnitzer Steel Industries, Inc. - Class A	34,149	645,416
Synalloy Corporation (a)	1,043	13,507
Universal Stainless & Alloy Products, Inc. (a)	3	54
Worthington Industries, Inc.	15,537	675,860
		4,805,180
Paper & Forest Products - 0.1%
Mercer International, Inc.	3,650	44,530
Schweitzer-Mauduit International, Inc.	727	31,297
		75,827
Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Agree Realty Corporation	60	2,909
Apartment Investment & Management Company - Class A	8,249	360,811
BRT Apartments Corporation (a)	927	7,481
CBL & Associates Properties, Inc.	100,304	927,812
CorEnergy Infrastructure Trust, Inc.	26,544	968,325
First Potomac Realty Trust	96,667	1,063,337
Hudson Pacific Properties, Inc.	28,061	964,176
InfraREIT, Inc.	50,000	955,000
Kilroy Realty Corporation	13,255	934,875
Kite Realty Group Trust	493	10,037
Lamar Advertising Company - Class A	451	32,504
Life Storage, Inc.	11,298	885,650
Pennsylvania Real Estate Investment Trust	45,203	626,062
Retail Properties of America, Inc. - Class A	4,617	61,591
TIER REIT, Inc.	55,092	953,642
UMH Properties, Inc.	12,449	199,433
Vornado Realty Trust	9,643	928,042

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Real Estate - 4.8% (Continued)
Equity Real Estate Investment Trusts (REITs) - 4.8% (Continued)
Washington Prime Group, Inc.	105,056	$924,493
Wheeler Real Estate Investment Trust, Inc.	520	6,942
		10,813,122
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group, Inc. (a)	38,854	91,307
Hawaiian Telcom Holdco, Inc. (a)	16,506	420,078
IDT Corporation - Class B	38,309	581,914
Level 3 Communications, Inc. (a)	4,965	301,673
Lumos Networks Corporation (a)	1,619	28,996
Ooma, Inc. (a)	51,482	615,210
		2,039,178
Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc. (b)	42,909	1,178,281
United States Cellular Corporation (a)	20,219	792,180
		1,970,461
Utilities - 1.2%
Electric Utilities - 0.7%
ALLETE, Inc. (b)	11,936	834,446
NRG Yield, Inc. - Class A	8,281	143,593
OGE Energy Corporation	12,468	433,637
Otter Tail Corporation	530	20,935
Portland General Electric Company	1,107	50,191
Unitil Corporation	2,911	140,980
		1,623,782
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	1,867	156,380

Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corporation (a)	12,354	30,885
Dynegy, Inc. (a)	168	1,079
Ormat Technologies, Inc.	2,484	146,705
Pattern Energy Group, Inc.	224	4,932
		183,601
Multi-Utilities - 0.3%
MDU Resources Group, Inc.	17,318	465,854
Vectren Corporation	5,164	306,845
		772,699
Water Utilities - 0.0% (c)
Artesian Resources Corporation - Class A	813	31,227
Pure Cycle Corporation (a)	1,417	9,848
SJW Group	814	39,756
		80,831

Total Common Stocks (Cost $197,378,918)		$207,458,113

INVESTMENT COMPANIES - 3.4%	Shares	Value
Adams Diversified Equity Fund	11,803	$165,832
Adams Natural Resources Fund, Inc.	8,371	162,397
Advent/Claymore Convertible Securities & Income Fund	4,691	74,540

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Alliance California Municipal Income Fund, Inc.	1,697	$23,028
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	5,387	70,785
Alpine Global Dynamic Dividend Fund	2,071	20,855
Alpine Global Premier Properties Fund	26,096	158,664
Alpine Total Dynamic Dividend Fund	11,644	100,371
Bancroft Fund Ltd.	419	8,925
BlackRock MuniYield Michigan Quality Fund, Inc.	6,639	91,353
BlackRock New York Municipal Income Quality Trust	460	6,123
BlackRock Resources & Commodities Strategy Trust	96	825
Boulder Growth & Income Fund, Inc.	17,047	161,265
Brookfield Global Listed Infrastructure Income Fund, Inc.	8,987	121,145
CBRE Clarion Global Real Estate Income Fund	19,407	148,658
Central Europe Russia and Turkey Fund, Inc. (The)	1,596	34,649
China Fund, Inc. (The)	11,324	199,189
ClearBridge Energy MLP Opportunity Fund, Inc.	91	1,235
Clough Global Dividend and Income Fund	4,826	66,551
Cohen & Steers Quality Income Realty Fund, Inc.	1	1
Cohen & Steers REIT and Preferred Income Fund, Inc.	5,252	104,462
Cushing Renaissance Fund (The)	2,210	40,288
Delaware Enhanced Global Dividend & Income Fund	16,864	188,371
Diversified Real Asset Income Fund	3,802	66,383
Dividend and Income Fund	14,833	181,111
DTF Tax-Free Income, Inc.	661	9,869
Eagle Growth & Income Opportunities Fund	5,721	98,172
Eaton Vance California Municipal Income Trust	11,695	146,772
Eaton Vance New York Municipal Bond Fund	1,489	18,449
Eaton Vance New York Municipal Income Trust	890	11,472
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	16,375	184,055
Ellsworth Growth and Income Fund Ltd.	7,719	69,394
First Trust Aberdeen Emerging Opportunity Fund	1,806	29,257
First Trust Enhanced Equity Income Fund	2	29
First Trust Strategic High Income Fund II	2,413	32,696
Franklin Universal Trust	1,796	12,931
Gabelli Global Small and Mid Cap Value Trust (The)	1,421	16,896
Gabelli Global Utility & Income Trust	600	11,280
Gabelli Healthcare & WellnessRx Trust (The)	3,035	31,048
GAMCO Natural Resources, Gold & Income Trust	3	21
GDL Fund (The)	20,758	206,957
General American Investors Company, Inc.	4,853	165,633
Goldman Sachs MLP Energy and Renaissance Fund	1,659	13,338
India Fund, Inc. (The)	4,608	121,605
Insight Select Income Fund	1	9
Invesco Pennsylvania Value Municipal Income Trust	14,366	177,133
Invesco Value Municipal Income Trust	95	1,411
Japan Smaller Capitalization Fund, Inc.	6,641	72,652
Lazard World Dividend & Income Fund, Inc.	3,850	41,580
Legg Mason BW Global Income Opportunities Fund, Inc.	10,383	135,187
Liberty All-Star Equity Fund	27,574	151,657
Macquarie Global Infrastructure Total Return Fund, Inc.	7,048	164,923
Morgan Stanley Asia-Pacific Fund, Inc.	1,300	20,553
Morgan Stanley China A Share Fund, Inc.	7,948	155,463
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,408	13,742

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Morgan Stanley Emerging Markets Fund, Inc.	782	$12,105
Morgan Stanley India Investment Fund, Inc. (a)	1,217	40,526
Neuberger Berman MLP Income Fund, Inc.	12,613	125,752
New Germany Fund, Inc. (The)	4,361	68,206
Nuveen AMT-Free Quality Municipal Income Fund	1	13
Nuveen Build America Bond Fund	600	12,456
Nuveen Connecticut Quality Municipal Income Fund	12,110	150,285
Nuveen Global High Income Fund	210	3,515
Nuveen Intermediate Duration Quality Municipal Term Fund	1,496	19,149
Nuveen Maryland Quality Municipal Income Fund	13,076	168,942
Nuveen Michigan Quality Municipal Income Fund	14,939	202,573
Nuveen New Jersey Quality Municipal Income Fund	12,187	164,890
Nuveen New York AMT-Free Quality Municipal Income Fund	11,241	147,370
Nuveen North Carolina Quality Municipal Income Fund	14,084	185,064
Nuveen Ohio Quality Municipal Income Fund	7,933	118,440
Nuveen Pennsylvania Quality Municipal Income Fund	12,403	164,340
Nuveen Quality Municipal Income Fund	8,684	120,100
Nuveen Virginia Quality Municipal Income Fund	1,879	24,671
Pioneer Municipal High Income Advantage Trust	7,755	87,089
Pioneer Municipal High Income Trust	2,286	26,860
Putnam Premier Income Trust	19,600	102,508
RMR Real Estate Income Fund	6,882	146,244
Royce Global Value Trust, Inc.	12,295	113,729
Royce Value Trust, Inc.	3,963	57,741
Salient Midstream & MLP Fund	88	1,172
Swiss Helvetia Fund, Inc. (The)	2,310	27,628
Tekla World Healthcare Fund	1,722	24,883
Templeton Dragon Fund, Inc.	7,906	150,214
Templeton Emerging Markets Fund	7,593	109,035
Templeton Emerging Markets Income Fund	13,400	153,028
Templeton Global Income Fund	10,400	69,160
Tortoise Pipeline & Energy Fund, Inc.	1,180	25,134
Tri-Continental Corporation	6,380	151,078
Turkish Investment Fund, Inc. (The)	1,944	17,515
Virtus Total Return Fund, Inc.	12,281	143,933
Voya Asia Pacific High Dividend Equity Income Fund	4,809	48,763
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,300	80,957
Western Asset/Claymore Inflation-Linked Securities & Income Fund	9,672	110,164
Total Investment Companies (Cost $7,284,573)		$7,686,422

RIGHTS - 0.0%	Shares	Value
InterOil Corporation (d) (Cost $0)	901	$0

WARRANTS - 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Mueller Industries, Inc., 6.00%, due 03/01/2027 (Cost $21,000)	$21,000	$21,000

Total Investments at Value - 95.3% (Cost $204,684,491)		$215,165,535

Other Assets in Excess of Liabilities - 4.7% (e)		10,598,601

Net Assets - 100.0%		$225,764,136

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2017 representing 0.0% of net assets.

(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2017 (Unaudited)

COMMON STOCKS - 79.9%	Shares	Value
Consumer Discretionary - 13.6%
Auto Components - 0.8%
Ballard Power Systems, Inc.	24,597	$80,432
China Automotive Systems, Inc.	5,998	28,611
China XD Plastics Company Ltd.	13	63
Cooper Tire & Rubber Company	120	4,596
Gentex Corporation	18,232	376,491
Horizon Global Corporation	43,618	614,578
Motorcar Parts of America, Inc.	23,245	704,788
SORL Auto Parts, Inc.	140	588
		1,810,147
Automobiles - 0.5%
Kandi Technologies Group, Inc.	158,519	649,928
Tesla Motors, Inc.	1,244	390,703
Workhorse Group, Inc.	63,346	129,226
		1,169,857
Distributors - 0.1%
Fenix Parts, Inc.	12,697	14,221
KBS Fashion Group Ltd.	99	530
Weyco Group, Inc.	2,539	70,990
		85,741
Diversified Consumer Services - 0.6%
2U, Inc.	3,705	168,207
Carriage Services, Inc.	2,341	64,026
Collectors Universe, Inc.	170	4,643
DeVry Education Group, Inc.	18,810	711,958
H&R Block, Inc.	15,249	378,023
Liberty Tax, Inc.	42	590
Sotheby's	365	17,286
Weight Watchers International, Inc.	3,253	67,923
		1,412,656
Hotels, Restaurants & Leisure - 1.9%
Amaya, Inc.	2,077	36,971
Bravo Brio Restaurant Group, Inc.	605	2,934
Caesars Entertainment Corporation	3,479	38,617
Cheesecake Factory, Inc. (The)	95	6,095
Chipotle Mexican Grill, Inc.	833	395,233
Fogo de Chao, Inc.	8,418	142,685
Gaming Partners International Corporation	1,202	11,972
J. Alexander's Holdings, Inc.	413	4,543
Jamba, Inc.	60,257	513,390
Kona Grill, Inc.	2,408	13,726
Lindblad Expeditions Holdings, Inc.	354	3,363
McDonald's Corporation	99	13,853
Noodles & Company	6,197	36,252
ONE Group Hospitality, Inc.	21,778	48,347
Panera Bread Company - Class A	1,131	353,641
Papa Murphy's Holdings, Inc.	24,571	119,906
Red Robin Gourmet Burgers, Inc.	11,881	698,009
Ruby Tuesday, Inc.	131,231	334,639
Shake Shack, Inc. - Class A	20,221	686,301
Sonic Corporation	4,482	120,476

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Hotels, Restaurants & Leisure - 1.9% (Continued)
Town Sports International Holdings, Inc.	1,121	$4,372
Wingstop, Inc.	241	7,093
Zoe's Kitchen, Inc.	39,055	704,943
		4,297,361
Household Durables - 1.6%
Garmin Ltd.	7,643	388,570
GoPro, Inc. - Class A	13,171	108,661
Green Brick Partners, Inc.	70	721
iRobot Corporation	8,023	639,754
LGI Homes, Inc.	22,443	714,361
New Home Company, Inc. (The)	79	921
Skyline Corporation	20,219	124,549
Tempur Sealy International, Inc.	24,073	1,130,227
UCP, Inc. - Class A	427	4,889
Vuzix Corporation	57,675	340,283
William Lyon Homes - Class A	258	5,676
ZAGG, Inc.	25,328	179,829
		3,638,441
Internet & Direct Marketing Retail - 1.4%
CafePress, Inc.	238	678
Duluth Holdings, Inc. - Class B	36,115	799,947
EVINE Live, Inc.	8,699	12,179
Gaia, Inc.	6,162	67,474
Lands' End, Inc.	2,420	57,112
Netflix, Inc.	2,566	390,545
PetMed Express, Inc.	9,438	218,018
RetailMeNot, Inc.	53,087	615,809
TripAdvisor, Inc.	9,043	407,026
Wayfair, Inc. - Class A	14,765	674,908
		3,243,696
Leisure Products - 0.9%
American Outdoor Brands Corporation	34,011	753,344
Escalade, Inc.	264	3,524
Marine Products Corporation	1,363	16,301
Polaris Industries, Inc.	404	34,445
Sturm Ruger & Company, Inc.	13,651	825,203
Vista Outdoor, Inc.	19,146	374,496
		2,007,313
Media - 1.7%
Ballantyne Strong, Inc.	100	630
Beasley Broadcasting Group, Inc.	8,654	113,800
Central European Media Enterprises Ltd. - Class A	28,124	115,308
Charter Communications, Inc. - Class A	871	300,634
Cinemark Holdings, Inc.	97	4,190
Clear Channel Outdoor Holdings, Inc. - Class A	15,980	82,297
Daily Journal Corporation	22	4,599
E.W. Scripps Company (The) - Class A	230	5,124
Entercom Communications Corporation - Class A	2,265	28,652
Entravision Communications Corporation - Class A	23	143
Eros International plc	74,826	744,519
Global Eagle Entertainment, Inc.	211,881	656,831

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Media - 1.7% (Continued)
Hemisphere Media Group, Inc.	70	$816
Lee Enterprises, Inc.	272	707
Liberty Broadband - Series C	4,296	391,623
Liberty Global plc - LiLAC - Class A	9,267	198,963
Lions Gate Entertainment Corporation - Class B	75	1,789
Meredith Corporation	4,858	284,436
Pandora Media, Inc.	33,579	364,332
Radio One, Inc. - Class D	41,332	123,996
Saga Communications, Inc. - Class A	85	4,356
Sirius XM Holdings, Inc.	69,336	343,213
Walt Disney Company (The)	268	30,981
Xcel Brands, Inc.	906	2,129
		3,804,068
Multi-Line Retail - 0.3%
Big Lots, Inc.	449	22,670
Fred's, Inc. - Class A	3,946	58,085
J. C. Penney Company, Inc.	70,287	378,144
Sears Holdings Corporation	9,438	96,457
		555,356
Specialty Retail - 2.5%
Abercrombie & Fitch Company - Class A	2,138	25,635
Ascena Retail Group, Inc.	8,110	31,710
Big 5 Sporting Goods Corporation	568	8,747
Boot Barn Holdings, Inc.	823	8,732
Buckle, Inc. (The)	46,867	876,413
Cabela's, Inc.	193	10,538
CarMax, Inc.	6,044	353,574
Conn's, Inc.	2,704	47,590
DAVIDsTEA, Inc.	38,358	239,738
Destination Maternity Corporation	704	2,408
Destination XL Group, Inc.	48,679	124,131
Express, Inc.	2,630	22,697
GNC Holdings, Inc. - Class A	94,674	736,564
Lumber Liquidators Holdings, Inc.	27,949	686,148
Murphy USA, Inc.	225	15,653
Pier 1 Imports, Inc.	3,810	25,679
Rent-A-Center, Inc.	29,467	315,002
RH	15,882	761,860
Sally Beauty Holdings, Inc.	33	628
Sears Hometown and Outlet Stores, Inc.	1,098	3,678
ServiceMaster Global Holdings, Inc.	8,947	340,881
Sportman's Warehouse Holdings, Inc.	153,802	629,050
Tailored Brands, Inc.	212	2,614
Vitamin Shoppe, Inc.	271	5,230
Williams-Sonoma, Inc.	7,025	379,701
Winmark Corporation	34	4,389
		5,658,990
Textiles, Apparel & Luxury Goods - 1.3%
Cherokee, Inc.	16,073	138,228
Deckers Outdoor Corporation	495	29,497
Delta Apparel, Inc.	1,469	25,751

25

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.3% (Continued)
Differential Brands Group, Inc.	1,174	$2,172
Fossil Group, Inc.	308	5,313
G-III Apparel Group Ltd.	7,368	174,622
Iconix Brand Group, Inc.	705	4,935
Kate Spade & Company	57,699	1,003,962
Lululemon Athletica, Inc.	7,134	370,968
NIKE, Inc. - Class B	6,623	366,980
Sequential Brands Group, Inc.	109,491	368,985
Under Armour, Inc. - Class A	19,438	417,723
Vera Bradley, Inc.	593	5,426
Vince Holding Corporation	105,111	105,111
		3,019,673
Consumer Staples - 4.7%
Beverages - 0.5%
Brown-Forman Corporation - Class B	790	37,383
Castle Brands, Inc.	402,557	708,500
Coca-Cola Company (The)	8,165	352,320
MGP Ingredients, Inc.	166	8,692
National Beverage Corporation	514	45,535
		1,152,430
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	3,198	358,400
Chefs' Warehouse, Inc. (The)	641	8,750
Natural Grocers by Vitamin Cottage, Inc.	16,388	179,285
Smart & Final Stores, Inc.	57,182	674,747
Sprouts Farmers Market, Inc.	47,131	1,051,493
Whole Foods Market, Inc.	9,373	340,896
		2,613,571
Food Products - 1.9%
Alico, Inc.	121	3,624
Amira Nature Foods Ltd.	7,977	41,401
Amplify Snack Brands, Inc.	92,008	828,072
Blue Buffalo Pet Products, Inc.	180	4,437
Calavo Growers, Inc.	10,749	705,134
Cal-Maine Foods, Inc.	22,055	832,576
Dean Foods Company	449	8,863
Freshpet, Inc.	11,235	132,011
Hormel Foods Corporation	10,743	376,865
Mead Johnson Nutrition Company	4,028	357,364
Pilgrim's Pride Corporation	15,177	393,995
Post Holdings, Inc.	3,894	327,836
S&W Seed Company	29,428	141,254
Sanderson Farms, Inc.	66	7,642
Tootsie Roll Industries, Inc.	690	25,775
		4,186,849
Household Products - 0.6%
Church & Dwight Company, Inc.	610	30,213
Clorox Company (The)	49	6,551
HRG Group, Inc.	305	6,103
Orchids Paper Products Company	31,995	779,078

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Consumer Staples - 4.7% (Continued)
Household Products - 0.6% (Continued)
WD-40 Company	6,120	$641,682
		1,463,627
Personal Products - 0.5%
China-Biotics, Inc. (b)	535,616	0
e.l.f. Beauty, Inc.	24,912	678,852
Herbalife Ltd.	6,235	394,426
LifeVantage Corporation	3,445	17,087
Natural Health Trends Corporation	2,038	58,450
Neptune Technologies & Bioressources, Inc.	10,092	10,294
Shineco, Inc.	9,515	42,818
Synutra International, Inc.	495	2,982
United-Guardian, Inc.	3,272	46,135
		1,251,044
Tobacco - 0.0% (a)
Alliance One International, Inc.	135	1,856

Energy - 4.9%
Energy Equipment & Services - 1.9%
Aspen Aerogels, Inc.	85	345
Atwood Oceanics, Inc.	2,032	15,911
Bristow Group, Inc.	46,864	626,572
CARBO Ceramics, Inc.	91,571	629,093
Diamond Offshore Drilling, Inc.	340	4,903
Dril-Quip, Inc.	134	6,908
Frank's International N.V.	72,732	661,861
Geospace Technologies Corporation	1,488	24,611
Helmerich & Payne, Inc.	5,650	342,616
Hornbeck Offshore Services, Inc.	198,275	676,118
ION Geophysical Corporation	30,000	129,000
Noble Corporation plc	3,550	17,040
North American Energy Partners, Inc.	9,481	45,035
Oil States International, Inc.	20	595
PHI, Inc.	198	2,322
RPC, Inc.	14,426	262,120
Seadrill Ltd.	65,868	45,436
Superior Energy Services, Inc.	24,150	291,732
US Silica Holdings, Inc.	9,790	406,285
		4,188,503
Oil, Gas & Consumable Fuels - 3.0%
Aegean Marine Petroleum Network, Inc.	796	8,875
Approach Resources, Inc.	30,557	63,253
Ardmore Shipping Corporation	23,350	180,963
Baytex Energy Corporation	11,018	33,274
Bill Barrett Corporation	161,307	619,419
California Resources Corporation	54,375	636,187
Centrus Energy Corporation - Class A	161	836
Cheniere Energy, Inc.	8,145	369,376
Chesapeake Energy Corporation	64,428	338,891
Comstock Resources, Inc.	11,625	101,603
CVR Energy, Inc.	639	13,988
Denbury Resources, Inc.	299,977	665,949

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 3.0% (Continued)
DHT Holdings, Inc.	61,938	$296,683
Earthstone Energy, Inc.	3,288	44,289
EP Energy Corporation - Class A	22,088	99,838
Evolution Petroleum Corporation	426	3,408
Extraction Oil & Gas, Inc.	9,450	147,893
Frontline Ltd.	15,497	103,055
Gastar Exploration, Inc.	493,846	646,938
Golar LNG Ltd.	194	4,949
Halcon Resources Corporation	2,585	17,320
Harvest Natural Resources, Inc.	20,393	140,916
Jones Energy, Inc. - Class A	19,911	39,822
Laredo Petroleum, Inc.	24,946	320,806
Lonestar Resources US, Inc. - Class A	721	3,482
Navigator Holdings Ltd.	2,018	24,317
Noble Energy, Inc.	463	14,959
Nordic American Tankers Ltd.	14,721	122,184
Northern Oil & Gas, Inc.	287,752	647,442
ONEOK, Inc.	2,600	136,786
Pengrowth Energy Corporation	17,791	17,524
Penn West Petroleum Ltd.	23,117	34,444
Renewable Energy Group, Inc.	2,640	27,588
Resolute Energy Corporation	684	25,616
Rice Energy, Inc.	3,966	84,436
Sanchez Energy Corporation	146	1,130
Scorpio Tankers, Inc.	154,530	679,932
Ship Finance International Ltd.	734	10,313
SRC Energy, Inc.	708	5,338
StealthGas, Inc.	9,363	32,021
Stone Energy Corporation	2	39
Torchlight Energy Resources, Inc.	44,587	63,759
Uranium Energy Corporation	19,198	23,806
W&T Offshore, Inc.	14,551	29,684
		6,883,331
Financials - 5.0%
Banks - 1.0%
Bancorp, Inc. (The)	1,057	6,818
Bank of America Corporation	2,083	48,617
BCB Bancorp, Inc.	39	616
City Holding Company	130	9,242
Civista Bancshares, Inc.	2,424	52,674
Codorus Valley Bancorp, Inc.	20	580
Community Bank System, Inc.	18,197	1,018,122
County Bancorp, Inc.	959	26,325
Customers Bancorp, Inc.	176	5,444
CVB Financial Corporation	2,592	55,832
Enterprise Financial Services Corporation	43	1,817
Farmers Capital Bank Corporation	221	9,171
First Bancorp (North Carolina)	223	6,699
First Financial Bankshares, Inc.	140	5,593
First Interstate BancSystem, Inc. - Class A	169	6,380
First Merchants Corporation	109	4,510

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Banks - 1.0% (Continued)
First NBC Bank Holding Company	45,093	$119,496
German American Bancorp, Inc.	168	5,524
Glacier Bancorp, Inc.	162	5,472
Lakeland Financial Corporation	202	9,223
LegacyTexas Financial Group, Inc.	24	907
Live Oak Bancshares, Inc.	243	5,868
Mackinac Financial Corporation	290	4,321
Merchants Bancshares, Inc.	145	7,221
National Bankshares, Inc.	811	34,103
Northrim BanCorp, Inc.	1,403	44,896
OFG Bancorp	2,351	27,507
Opus Bank	977	22,031
Pacific Mercantile Bancorp	8,596	66,619
Pacific Premier Bancorp, Inc.	11	393
Porter Bancorp, Inc.	3,903	39,850
Republic First Bancorp, Inc.	500	4,300
S&T Bancorp, Inc.	118	4,243
ServisFirst Bancshares, Inc.	156	5,897
Simmons First National Corporation - Class A	99	5,410
Southern First Bancshares, Inc.	18	607
Southside Bancshares, Inc.	162	5,625
Stock Yards Bancorp, Inc.	172	7,052
Summit Financial Group, Inc.	77	1,684
Tompkins Financial Corporation	672	55,554
Trustmark Corporation	770	25,579
Union Bankshares, Inc.	2,034	85,530
United Bankshares, Inc.	40	1,596
West Bancorporation, Inc.	101	2,353
Westamerica Bancorporation	7,043	387,506
		2,244,807
Capital Markets - 1.1%
American Capital Senior Floating Ltd.	149	1,997
Arlington Asset Investment Corporation - Class A	810	11,794
Artisan Partners Asset Management, Inc. - Class A	12,978	380,255
CM Finance, Inc.	195	1,969
Cowen Group, Inc - Class A	5,833	92,745
FBR & Company	7,152	129,451
Federated Investors, Inc. - Class B	318	8,529
Fidus Investment Corporation	179	3,209
Fifth Street Asset Management, Inc.	9,405	44,203
Fifth Street Senior Floating Rate Corporation	107	872
Financial Engines, Inc.	3,457	146,922
Garrison Capital, Inc.	2,310	22,592
Goldman Sachs BDC, Inc.	754	18,850
Greenhill & Company, Inc.	295	7,463
GSV Capital Corporation	29,596	130,814
Manning & Napier, Inc.	23,036	133,609
MFC Bancorp Ltd.	3,654	6,066
OFS Capital Corporation	121	1,750
OHA Investment Corporation	921	1,363
Prospect Capital Corporation	2,142	19,921

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Capital Markets - 1.1% (Continued)
Stellus Capital Investment Corporation	138	$1,982
TICC Capital Corporation	24	176
Virtu Financial, Inc. - Class A	40,892	629,737
Virtus Investment Partners, Inc.	80	8,512
Waddell & Reed Financial, Inc. - Class A	288	5,181
WisdomTree Investments, Inc.	80,762	674,363
		2,484,325
Consumer Finance - 0.7%
Credit Acceptance Corporation	4,647	944,503
Encore Capital Group, Inc.	9,255	308,654
Enova International, Inc.	648	9,202
FirstCash, Inc.	73	3,792
PRA Group, Inc.	2,243	72,225
Regional Management Corporation	444	8,804
World Acceptance Corporation	2,306	121,987
		1,469,167
Diversified Financial Services - 0.0% (a)
A-Mark Precious Metals, Inc.	129	2,272
Medallion Financial Corporation	22,548	45,998
On Deck Capital, Inc.	1,096	5,206
		53,476
Insurance - 1.7%
Argo Group International Holdings Ltd.	15	989
Assurant, Inc.	42	4,042
Assured Guaranty Ltd.	4,811	183,443
Baldwin & Lyons, Inc. - Class B	40	980
Citizens, Inc.	85,855	605,278
Conifer Holdings, Inc.	2,465	19,104
eHealth, Inc.	56,696	803,949
Fidelity & Guaranty Life	1,087	30,925
HCI Group, Inc.	230	10,969
Health Insurance Innovations, Inc. - Class A	49,229	824,586
MBIA, Inc.	1,026	8,618
Mercury General Corporation	1,146	70,468
OneBeacon Insurance Group Ltd. - Class A	222	3,541
Patriot National, Inc.	53,986	156,020
RLI Corporation	11,623	665,068
United Insurance Holdings Corporation	207	3,159
Universal Insurance Holdings, Inc.	1,785	46,499
WMIH Corporation	270,699	406,048
		3,843,686
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New York Mortgage Trust, Inc.	877	5,622
Orchid Island Capital, Inc.	9,024	95,654
		101,276
Thrifts & Mortgage Finance - 0.4%
Banc of California, Inc.	6,525	141,592
BofI Holding, Inc.	6,240	149,074
Capitol Federal Financial, Inc.	608	8,895
Charter Financial Corporation	161	2,954
Clifton Bancorp, Inc.	326	5,444

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Thrifts & Mortgage Finance - 0.4% (Continued)
Five Oaks Investment Corporation	25,845	$138,788
Impac Mortgage Holdings, Inc.	20,332	290,747
LendingTree, Inc.	373	52,556
Nationstar Mortgage Holdings, Inc.	7,188	115,799
Northwest Bancshares, Inc.	1,641	26,486
Oritani Financial Corporation	525	8,899
People's United Financial, Inc.	183	3,197
Walker & Dunlop, Inc.	206	9,239
WSFS Financial Corporation (b)	10	472
		954,142
Health Care - 19.9%
Biotechnology - 8.2%
AC Immune S.A.	401	3,830
ACADIA Pharmaceuticals, Inc.	10,943	375,673
Adamas Pharmaceuticals, Inc.	534	8,747
Aduro Biotech, Inc.	41,978	405,088
Advaxis, Inc.	12,620	108,027
Agios Pharmaceuticals, Inc.	6,832	339,619
Alder Biopharmaceuticals, Inc.	26,769	536,718
Aldeyra Therapeutics, Inc.	20,363	88,579
Alnylam Pharmaceuticals, Inc.	7,609	407,842
Amicus Therapeutics, Inc.	726	5,576
Anavex Life Sciences Corporation	11,077	62,364
Arbutus Biopharma Corporation	1,453	4,868
ArQule, Inc.	16,863	16,694
Array BioPharma, Inc.	3,695	32,036
Atara Biotherapeutics, Inc.	39,563	676,527
Athersys, Inc.	25,792	38,172
aTyr Pharma, Inc.	39,023	128,776
Aurinia Pharmaceuticals, Inc.	110,897	777,388
Avexis, Inc.	3,932	316,526
Brainstorm Cell Therapeutics, Inc.	14,433	59,608
Calithera Biosciences, Inc.	3,521	38,203
Cara Therapeutics, Inc.	44,861	712,841
Cascadian Therapeutics, Inc.	921	3,914
Clovis Oncology, Inc.	722	41,797
Corbus Pharmaceuticals Holdings, Inc.	115,773	833,566
Dynavax Technologies Corporation	8,972	49,795
Eagle Pharmaceuticals, Inc.	59	5,345
Editas Medicine, Inc.	2,603	49,067
Eiger BioPharmaceuticals, Inc.	4,936	38,994
Esperion Therapeutics, Inc.	224	8,008
Flexion Therapeutics, Inc.	23,411	477,818
Fortress Biotech, Inc.	37,540	136,646
Galectin Therapeutics, Inc.	8,790	26,897
Geron Corporation	296,819	759,857
GlycoMimetics, Inc.	952	4,094
GTx, Inc.	4,770	20,511
Halozyme Therapeutics, Inc.	404	5,632
Heron Therapeutics, Inc.	46,496	713,714
Ignyta, Inc.	577	5,106

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Biotechnology - 8.2% (Continued)
ImmunoGen, Inc.	172,873	$750,269
Immunomedics, Inc.	133,068	762,480
Incyte Corporation	2,820	350,470
Infinity Pharmaceuticals, Inc.	8,777	18,871
Inotek Pharmaceuticals Corporation	66,154	132,308
Inovio Pharmaceuticals, Inc.	5,777	36,337
Insys Therapeutics, Inc.	9,928	111,690
Intellia Therapeutics, Inc.	1,927	28,076
Intercept Pharmaceuticals, Inc.	3,348	376,148
Intrexon Corporation	21,763	453,541
Juno Therapeutics, Inc.	16,399	408,991
Kadmon Holdings, Inc.	76,256	209,704
Keryx Biopharmaceuticals, Inc.	16,571	98,100
Kindred Biosciences, Inc.	354	2,460
La Jolla Pharmaceutical Company	23,778	689,562
Lexicon Pharmaceuticals, Inc.	2,879	44,941
Ligand Pharmaceuticals, Inc. - Class B	55	6,114
Loxo Oncology, Inc.	14,458	665,935
MacroGenics, Inc.	80	1,729
MannKind Corporation	157,916	137,955
MediciNova, Inc.	20,099	115,569
Merrimack Pharmaceuticals, Inc.	35,865	119,430
MiMedx Group, Inc.	8,751	111,050
Mirati Therapeutics, Inc.	398	1,811
Myriad Genetics, Inc.	392	7,209
Novavax, Inc.	27,780	22,671
Nymox Pharmaceutical Corporation	6,182	29,117
Omeros Corporation	4,858	79,283
Oncobiologics, Inc.	1,427	3,196
OncoMed Pharmaceuticals, Inc.	160,500	632,370
OPKO Health, Inc.	45	350
Organovo Holdings, Inc.	18,851	54,668
OvaScience, Inc.	84,039	126,899
Pluristem Therapeutics, Inc.	2,107	3,034
ProQR Therapeutics N.V.	966	4,733
Protalix BioTherapeutics, Inc.	68,886	64,064
Proteostasis Therapeutics, Inc.	59,241	358,112
Puma Biotechnology, Inc.	18	731
Radius Health, Inc.	142	5,548
Regulus Therapeutics, Inc.	89,492	138,713
Retrophin, Inc.	285	5,583
Rigel Pharmaceuticals, Inc.	885	2,646
Sangamo Therapeutics, Inc.	141,240	677,952
Sarepta Therapeutics, Inc.	784	28,428
Seattle Genetics, Inc.	5,859	400,170
Seres Therapeutics, Inc.	15,621	153,554
Sorrento Therapeutics, Inc.	11,906	23,217
Spark Therapeutics, Inc.	99	5,739
Spring Bank Pharmaceuticals, Inc.	2,086	20,005
Stonebridge Biopharma plc	32,195	144,877
Syros Pharmaceuticals, Inc.	223	3,387

32

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Biotechnology - 8.2% (Continued)
T2 Biosystems, Inc.	199	$957
TG Therapeutics, Inc.	55,446	612,678
Tracon Pharmaceuticals, Inc.	201	714
Trevena, Inc.	170,614	557,908
vTv Therapeutics, Inc. - Class A	3,718	20,486
XBiotech, Inc.	8,135	88,509
Xenon Pharmaceuticals, Inc.	27,224	106,854
ZIOPHARM Oncology, Inc.	24,375	171,600
		18,513,966
Health Care Equipment & Supplies - 4.9%
ABIOMED, Inc.	3,013	392,654
Accuray, Inc.	68	309
Alere, Inc.	67	3,294
Align Technology, Inc.	3,088	415,707
Antares Pharma, Inc.	2,334	7,282
Avinger, Inc.	162	91
Baxter International, Inc.	7	390
Biolase, Inc.	4,853	6,212
Bovie Medical Corporation	25,394	68,564
Cerus Corporation	149,223	649,120
Check-Cap Ltd.	1,096	2,378
Cogentix Medical, Inc.	21	39
ConforMIS, Inc.	63,405	356,336
Corindus Vascular Robotics, Inc.	497,706	627,110
CRH Medical Corporation	2,490	14,691
CryoPort, Inc.	21,754	52,427
CytoSorbents Corporation	4,917	25,568
DexCom, Inc.	4,813	375,222
Digirad Corporation	19,502	91,659
Endologix, Inc.	95,183	712,921
Entellus Medical, Inc.	50,633	720,001
GenMark Diagnostics, Inc.	53,884	690,793
Glaukos Corporation	14,499	689,137
IDEXX Laboratories, Inc.	2,404	403,223
Integra LifeSciences Holdings Corporation	44	2,023
Intuitive Surgical, Inc.	101	84,423
Invacare Corporation	39,765	584,546
InVivo Therapeutics Holdings Corporation	49,164	186,823
iRadimed Corporation	12,989	111,705
IRIDEX Corporation	1,872	21,341
Lantheus Holdings, Inc.	187	2,431
Neovasc, Inc.	27,603	42,785
Nevro Corporation	59	5,559
Novadaq Technologies, Inc.	1,869	13,008
NovoCure Ltd.	65,973	745,495
Nuvectra Corporation	11,644	95,248
Oxford Immunotec Global plc	7	108
Pulse Biosciences, Inc.	4,219	101,762
Quotient Ltd.	36,560	248,974
ResMed, Inc.	3,599	244,696
Rockwell Medical, Inc.	77,859	669,587
33

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Health Care Equipment & Supplies - 4.9% (Continued)
Second Sight Medical Products, Inc.	244	$283
Senseonics Holdings, Inc.	27,987	47,298
Tandem Diabetes Care, Inc.	66,818	63,658
TransEnterix, Inc.	288	187
ViewRay, Inc.	108,960	751,824
Viveve Medical, Inc.	93,713	758,138
		11,087,030
Health Care Providers & Services - 1.8%
AAC Holdings, Inc.	91,622	656,013
Acadia Healthcare Company, Inc.	8,107	353,303
Aceto Corporation	15,117	239,604
American Renal Associates Holdings, Inc.	231	3,975
Anthem, Inc.	20	3,558
BioScrip, Inc.	65,373	99,367
Community Health Systems, Inc.	4,837	41,647
Express Scripts Holding Company	37	2,270
Fulgent Genetics, Inc.	4,094	41,718
InfuSystems Holdings, Inc.	6,051	12,404
MEDNAX, Inc.	5,212	314,596
Nobilis Health Corporation	310,732	388,415
Owens & Minor, Inc.	154	5,336
Quorum Health Corporation	58	248
Sharps Compliance Corporation	26,954	115,902
Surgery Partners, Inc.	188	3,234
Teladoc, Inc.	27,037	670,518
Tenet Healthcare Corporation	64,309	1,007,722
Triple-S Management Corporation - Class B	68	1,231
Trupanion, Inc.	6,275	99,710
Veracyte, Inc.	500	4,235
		4,065,006
Health Care Services - 0.2%
Envision Healthcare Corporation	5,869	328,840

Health Care Technology - 0.8%
athenahealth, Inc.	3,264	319,905
Computer Programs & Systems, Inc.	4,123	113,176
Connecture, Inc.	1,929	1,647
Evolent Health, Inc. - Class A	30,592	711,264
HTG Molecular Diagnostics, Inc.	607	3,047
iCAD, Inc.	674	3,768
Inovalon Holdings, Inc. - Class A	4,148	50,813
NantHealth, Inc.	193,373	601,390
Omnicell, Inc.	131	5,423
Simulations Plus, Inc.	3,373	39,464
		1,849,897
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc.	31,887	870,515
Bio-Techne Corporation	3,489	373,602
ChromaDex Corporation	7,997	24,871
Compugen Ltd.	1,810	7,330
Fluidigm Corporation	135,443	669,088

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Life Sciences Tools & Services - 1.1% (Continued)
Pacific Biosciences of California, Inc.	158,323	$623,793
		2,569,199
Pharmaceuticals - 2.9%
Achaogen, Inc.	29,648	713,924
Adamis Pharmaceuticals Corporation	11,658	43,135
Akorn, Inc.	11,920	398,724
Aralez Pharmaceuticals, Inc.	367,731	592,047
Aratana Therapeutics, Inc.	33,267	206,256
Assembly Biosciences, Inc.	87	2,056
Axsome Therapeutics, Inc.	18,368	75,309
BioDelivery Sciences International, Inc.	58,981	107,640
Cempra, Inc.	11,810	50,783
Clearside Biomedical, Inc.	4,498	35,804
Collegium Pharmaceutical, Inc.	723	7,093
Concordia International Corporation	32,951	41,518
Depomed, Inc.	56,464	677,003
Egalet Corporation	4,220	16,120
Flex Pharma, Inc.	3,304	11,366
Foamix Pharmaceuticals Ltd.	155,011	652,596
Impax Laboratories, Inc.	5,583	78,441
Intra-Cellular Therapies, Inc.	1,970	27,225
KemPharm, Inc.	14,499	66,695
Lannett Company, Inc.	7,343	190,918
Lipocine, Inc.	335	1,420
Neos Therapeutics, Inc.	99,998	709,986
Neuroderm Ltd.	1,622	46,835
Ocular Therapeutix, Inc.	12,151	121,024
Reata Pharmaceuticals, Inc. - Class A	2,239	46,437
Revance Therapeutics, Inc.	2,084	45,327
SteadyMed Ltd.	5,709	41,105
Teligent, Inc.	9,635	76,020
TherapeuticsMD, Inc.	152,539	777,949
Titan Pharmaceuticals, Inc.	504	1,487
WAVE Life Sciences Ltd.	24,544	517,879
Zogenix, Inc.	503	5,533
Zynerba Pharmaceuticals, Inc.	3,444	72,255
		6,457,910
Industrials - 10.1%
Aerospace & Defense - 0.9%
AeroVironment, Inc.	24,210	691,680
Axon Enterprise, Inc.	28,975	712,206
Cubic Corporation	106	5,501
DigitalGlobe, Inc.	271	8,726
HEICO Corporation	18	1,244
KEYW Holding Corporation (The)	20,649	195,959
KLX, Inc.	116	5,487
Kratos Defense & Security Solutions, Inc.	1,182	9,007
TransDigm Group, Inc.	1,574	388,353
Triumph Group, Inc.	207	5,423
		2,023,586

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc.	34,254	$642,262

Airlines - 0.1%
Copa Holdings S.A. - Class A	397	46,219
Spirit Airlines, Inc.	4,312	246,948
		293,167
Building Products - 0.7%
AAON, Inc.	153	5,607
Advanced Drainage Systems, Inc.	31,510	726,306
Apogee Enterprises, Inc.	13,657	744,307
Armstrong Flooring, Inc.	162	3,109
Quanex Building Products Corporation	273	5,569
USG Corporation	1,054	31,936
		1,516,834
Commercial Services & Supplies - 1.5%
Acme United Corporation	3	87
Aqua Metals, Inc.	47,529	784,229
ARC Document Solutions, Inc.	161	592
Asta Funding, Inc.	1,030	8,652
Atento, S.A.	16	143
Avery Dennison Corporation	43	3,578
CompX International, Inc.	258	3,844
Covanta Holding Corporation	70,195	1,021,337
Healthcare Services Group, Inc.	15,240	699,668
Hudson Technologies, Inc.	795	5,645
Interface, Inc.	35	697
Intersections, Inc.	21,559	105,639
Johnson Controls International plc	403	16,753
Mobile Mini, Inc.	23,122	663,601
Multi-Color Corporation	73	5,606
Performant Financial Corporation	45,865	104,572
R.R. Donnelley & Sons Company	42	528
Team, Inc.	996	26,792
Tetra Tech, Inc.	9	396
Virco Manufacturing Corporation	3,634	16,535
		3,468,894
Construction & Engineering - 1.2%
Goldfield Corporation (The)	121,759	663,587
HC2 Holdings, Inc.	179	1,045
IES Holdings, Inc.	14,964	299,280
Layne Christensen Company	1,657	13,206
Northwest Pipe Company	3,336	46,738
NV5 Global, Inc.	17,074	660,764
Orion Group Holdings, Inc.	75	566
Quanta Services, Inc.	9,564	338,948
Willdan Group, Inc.	22,578	640,538
		2,664,672
Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,041	359,420
American Superconductor Corporation	15,676	81,672
Energous Corporation	61,383	774,653

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Electrical Equipment - 1.0% (Continued)
Energy Focus, Inc.	31	$96
Enphase Energy, Inc.	754	897
FuelCell Energy, Inc.	84,590	97,278
Hydrogenics Corporation	15,395	115,463
Plug Power, Inc.	41,509	92,980
Sunrun, Inc.	145,173	767,965
Ultralife Corporation	683	3,757
		2,294,181
Industrial Conglomerates - 0.1%
General Electric Company	11,818	342,604

Machinery - 1.5%
Actuant Corporation - Class A	207	5,651
American Railcar Industries, Inc.	2,129	89,312
ARC Group Worldwide, Inc.	18,856	66,939
Chart Industries, Inc.	155	5,659
CIRCOR International, Inc.	143	9,540
Deere & Company	3,273	365,300
DMC Global, Inc.	2,155	32,971
Energy Recovery, Inc.	54,155	457,068
ExOne Company (The)	3,605	36,374
Graco, Inc.	747	80,564
Greenbrier Companies, Inc. (The)	2,671	116,055
Hardinge, Inc.	283	2,971
Hyster-Yale Materials Handling, Inc.	9,272	557,340
Key Technology, Inc.	2,995	39,055
Kornit Digital Ltd.	4,954	99,575
Lincoln Electric Holdings, Inc.	50	4,451
Lindsay Corporation	2,087	181,277
Manitowoc Company, Inc. (The)	1,601	9,558
Navistar International Corporation	226	6,082
Omega Flex, Inc.	268	15,054
Perma-Pipe International Holdings, Inc.	831	6,690
Proto Labs, Inc.	13,295	771,110
Sun Hydraulics Corporation	150	5,826
Supreme Industries, Inc. - Class A	2,337	46,833
Wabash National Corporation	1,041	23,714
Wabtec Corporation	1,831	153,603
Welbilt, Inc.	453	9,286
Westport Fuel Systems, Inc.	165,306	224,816
		3,422,674
Marine - 0.2%
Danaos Corporation	3,100	5,270
Diana Shipping, Inc.	19,131	76,333
Eagle Bulk Shipping, Inc.	7,626	37,596
Genco Shipping & Trading Ltd.	3,759	43,304
Golden Ocean Group Ltd.	3,023	23,035
Navios Maritime Holdings, Inc.	25,498	43,346
Seaspan Corporation	15,344	108,022
Star Bulk Carriers Corporation	3,032	28,683
		365,589

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Professional Services - 1.1%
Acacia Research Corporation	787	$4,289
BG Staffing, Inc.	8,227	128,341
CDI Corporation	437	3,561
Cogint, Inc.	131,612	697,544
Dun & Bradstreet Corporation (The)	8,483	929,822
FTI Consulting, Inc.	10,980	379,798
Hill International, Inc.	318	1,288
Paylocity Holding Corporation	9,528	375,784
		2,520,427
Road & Rail - 0.5%
Avis Budget Group, Inc.	187	5,704
CSX Corporation	6,969	354,304
Heartland Express, Inc.	1,314	26,438
Hertz Global Holdings, Inc.	565	9,317
P.A.M. Transportation Services, Inc.	46	863
Student Transportation, Inc.	875	5,206
Swift Transportation Company	28,192	692,959
Universal Logistics Holdings, Inc.	1,408	19,642
USA Truck, Inc.	589	3,952
		1,118,385
Trading Companies & Distributors - 0.9%
EnviroStar, Inc.	6,224	147,198
Fastenal Company	547	24,440
GATX Corporation	12,711	761,389
Houston Wire & Cable Company	62	388
Kaman Corporation	1,180	56,652
MSC Industrial Direct Company, Inc. - Class A	2,325	208,157
Neff Corporation - Class A	114	2,006
Nexeo Solutions, Inc.	7,511	68,425
Titan Machinery, Inc.	351	5,563
United Rentals, Inc.	2,819	309,132
W.W. Grainger, Inc.	1,836	353,797
		1,937,147
Transportation Infrastructure - 0.1%
Pingtan Marine Enterprise Ltd.	9,753	46,522
Wesco Aircraft Holdings, Inc.	17,372	211,070
		257,592
Information Technology - 10.8%
Communications Equipment - 2.0%
Applied Optoelectronics, Inc.	14,371	709,784
Arista Networks, Inc.	2,801	391,132
Bel Fuse, Inc. - Class B	17	411
CalAmp Corporation	39,730	712,756
Ceragon Networks Ltd.	233	776
ClearOne, Inc.	188	1,918
Extreme Networks, Inc.	376	2,938
F5 Networks, Inc.	1,094	141,268
Harmonic, Inc.	20,223	117,293
Infinera Corporation	65,171	646,496
Inseego, Corporation	60,682	129,859
Lantronix, Inc.	21,234	59,455

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Information Technology - 10.8% (Continued)
Communications Equipment - 2.0% (Continued)
MRV Communications, Inc.	1,235	$11,732
Network-1 Technologies, Inc.	83,902	402,730
Numerex Corporation - Class A	12,039	54,175
Oclaro, Inc.	2,099	16,813
Palo Alto Networks, Inc.	3,375	365,884
PC-TEL, Inc.	231	1,788
Resonant, Inc.	26,707	128,461
Sierra Wireless, Inc.	605	15,307
Ubiquiti Networks, Inc.	13,380	689,338
Wi-LAN, Inc.	1,476	2,967
		4,603,281
Electronic Equipment, Instruments & Components - 1.5%
Airgain, Inc.	2,996	44,670
Anixter International, Inc.	24	1,957
Applied DNA Science, Inc.	26,459	46,303
ClearSign Combustion Corporation	36,164	128,382
Cognex Corporation	4,566	389,662
CUI Global, Inc.	10,607	46,777
Electro Scientific Industries, Inc.	16,270	113,565
eMagin Corporation	18,989	43,675
Fitbit, Inc. - Class A	163,995	938,051
Identiv, Inc.	749	4,299
Knowles Corporation	5,582	98,969
LightPath Technologies, Inc. - Class A	46,071	124,392
Magal Security Systems Ltd.	4,644	31,022
Maxwell Technologies, Inc.	21,634	131,967
MicroVision, Inc.	296,300	666,675
Neonode, Inc.	77,188	130,448
Netlist, Inc.	105,738	135,345
PAR Technology Corporation	93	795
Radisys Corporation	14	56
SuperCom Ltd.	19,669	52,910
TTM Technologies, Inc.	509	8,516
Universal Display Corporation	2,395	213,993
Vishay Intertechnology, Inc.	6,330	103,496
		3,455,925
Internet Software & Services - 1.5%
Aerohive Networks, Inc.	24,137	93,410
Appfolio, Inc. - Class A	17	451
Benefitfocus, Inc.	198	6,237
Care.com, Inc.	55	652
Chegg, Inc.	11,550	104,065
Cimpress N.V.	103	8,454
Coupa Software Inc.	26,929	747,280
Five9, Inc.	215	3,923
Gogo, Inc.	11,064	139,517
iPass, Inc.	108,178	134,141
LendingClub Corporation	5,690	33,286
Marin Software, Inc.	29,926	50,874
MINDBODY, Inc. - Class A	65	1,843
New Relic, Inc.	118	4,718

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Information Technology - 10.8% (Continued)
Internet Software & Services - 1.5% (Continued)
Nutanix, Inc. - Class A	4,747	$72,107
Piksel, Inc. - Series A-2 (b)	346,880	0
Quotient Technology, Inc.	762	8,306
Reis, Inc.	6,657	125,152
Remark Holdings, Inc	44,314	134,271
Rocket Fuel, Inc.	6,656	33,446
Shutterstock, Inc.	211	9,122
Stamps.com, Inc.	299	31,739
StarTek, Inc.	316	2,869
Trade Desk, Inc. (The) - Class A	461	17,218
Tremor Video, Inc.	806	1,805
TrueCar, Inc.	43,133	755,690
Twilio, Inc. - Class A	3,170	104,769
VeriSign, Inc.	4,338	385,735
WebMD Health Corporation	169	9,165
Xactly Corporation	1,648	19,117
Zillow Group, Inc. - Class A	10,506	404,376
		3,443,738
IT Services - 1.3%
ALJ Regional Holdings, Inc.	4,483	15,018
Black Knight Financial Services, Inc. - Class A	189	7,825
CardConnect Corporation	3,299	45,196
China Customer Relations Centers, Inc.	293	4,377
Edgewater Technology, Inc.	28	204
FleetCor Technologies, Inc.	83	11,715
Forrester Research, Inc.	42	1,703
Information Services Group, Inc.	38,244	120,469
Mattersight Corporation	39,781	135,255
ModusLink Global Solutions, Inc.	1,196	2,021
Rightside Group Ltd.	168	1,687
ServiceSource International, Inc.	120,354	452,531
Square, Inc. - Class A	2,465	44,962
Unisys Corporation	25,701	290,421
VeriFone Systems, Inc.	20,237	375,194
Virtusa Corporation	22,951	711,022
Western Union Company (The)	18,011	357,698
WEX, Inc.	3,481	353,182
		2,930,480
Semiconductors & Semiconductor Equipment - 1.4%
Acacia Communications, Inc.	16,214	743,250
Aehr Test Systems	16,145	73,783
Ambarella, Inc.	396	22,263
Amtech Systems, Inc.	501	3,527
Canadian Solar, Inc.	2,750	36,575
Cree, Inc.	3,657	80,015
CyberOptics Corporation	75	1,624
Everspin Technologies, Inc.	1,373	13,730
Impinj, Inc.	1,227	45,988
Nova Measuring Instruments Ltd.	98	1,967
NVE Corporation	4	325
NVIDIA Corporation	3,569	372,247

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Information Technology - 10.8% (Continued)
Semiconductors & Semiconductor Equipment - 1.4% (Continued)
Pixelworks, Inc.	829	$4,054
QuickLogic Corporation	365,504	615,874
Sevcon, Inc.	9,219	127,222
Sigma Designs, Inc.	3,776	23,411
SolarEdge Technologies, Inc.	47,052	759,890
SunPower Corporation	16,823	116,751
Ultratech, Inc.	84	2,564
Veeco Instruments, Inc.	189	6,237
		3,051,297
Software - 2.9%
ACI Worldwide, Inc.	768	16,504
Asure Software, Inc.	12,428	128,381
Attunity Ltd.	102	780
Digimarc Corporation	24,533	707,777
Digital Turbine, Inc.	5,770	6,520
Ebix, Inc.	17,970	1,108,749
ePlus, Inc.	4	285
FireEye, Inc.	31,197	390,275
Gigamon, Inc.	1,142	36,202
Globant S.A.	153	5,797
Glu Mobile, Inc.	18,175	41,984
Guidance Software, Inc.	566	3,424
Imperva, Inc.	810	36,005
Mitek Systems, Inc.	80,047	700,411
MobileIron, Inc.	723	3,290
Model N, Inc.	43,976	470,543
Net 1 UEPS Technologies, Inc.	172	1,863
NetSol Technologies, Inc.	1,100	5,225
PROS Holdings, Inc.	29,935	737,898
QAD, Inc. - Class A	30	906
Seachange International, Inc.	30,368	76,527
SecureWorks Corporation - Class A	29,369	254,042
SITO Mobile Ltd.	42,318	110,027
Synchronoss Technologies, Inc.	220	3,520
Ultimate Software Group, Inc. (The)	1,683	341,094
VirnetX Holding Corporation	156,613	516,823
VMware, Inc. - Class A	4,199	395,210
Workday, Inc. - Class A	4,538	396,621
		6,496,683
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corporation	3,997	63,272
Avid Technology, Inc.	36,261	203,243
CPI Card Group, Inc.	9,742	35,071
Cray, Inc.	273	4,887
Diebold Nixdorf, Inc.	308	8,686
Electronics For Imaging, Inc.	633	28,979
On Track Innovations Ltd.	4,050	6,237
Pure Storage, Inc. - Class A	375	3,979
Synaptics, Inc.	104	5,696
USA Technologies, Inc.	354	1,734
		361,784

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Materials - 4.2%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	312	$2,933
AgroFresh Solutions, Inc.	117,561	659,517
Balchem Corporation	129	10,470
BioAmber, Inc.	59,722	134,374
CF Industries Holdings, Inc.	13,109	350,535
China Green Agriculture, Inc.	1,818	2,272
Flotek Industries, Inc.	67,635	812,296
Intrepid Potash, Inc.	371,684	672,748
Kraton Corporation	8,270	270,512
LSB Industries, Inc.	79,684	878,118
Marrone Bio Innovations, Inc.	16,515	28,901
NL Industries, Inc.	12,020	97,362
Platform Specialty Products Corporation	23,430	332,003
Rayonier Advanced Materials, Inc.	1,218	16,139
Scotts Miracle-Gro Company (The)	708	68,393
Senomyx, Inc.	3,637	3,819
		4,340,392
Construction Materials - 0.0% (a)
U.S. Concrete, Inc.	105	6,510

Containers & Packaging - 0.1%
AptarGroup, Inc.	1,037	83,271
Ball Corporation	1,714	131,789
		215,060
Metals & Mining - 1.9%
AK Steel Holding Corporation	3,053	19,356
Alexco Resource Corporation	32,968	47,144
Allegheny Technologies, Inc.	1,432	26,277
Asanko Gold, Inc.	278,924	683,364
Avino Silver & Gold Mines Ltd.	45,540	68,765
Carpenter Technology Corporation	1,494	60,656
Century Aluminum Company	445	6,070
Cliffs Natural Resources, Inc.	3,703	24,884
Coeur Mining, Inc.	289	2,618
Compass Minerals International, Inc.	658	43,428
Eldorado Gold Corporation	5,452	19,954
Endeavour Silver Corporation	8,397	25,863
Energy Fuels, Inc.	156,284	273,497
First Majestic Silver Corporation	6,331	51,471
Gold Resource Corporation	2,547	8,405
Gold Standard Ventures Corporation	403,492	685,936
Great Panther Silver Ltd.	35,857	45,180
Hecla Mining Company	3,562	19,413
Hudbay Minerals, Inc.	657	3,909
IAMGOLD Corporation	11,026	45,648
McEwen Mining, Inc.	20,139	61,223
Mountain Province Diamonds, Inc.	19,196	54,709
New Gold, Inc.	5,638	16,012
NN, Inc.	2,958	81,641
Northern Dynasty Minerals Ltd.	494,667	791,467
NOVAGOLD Resources, Inc.	4,896	20,465

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Materials - 4.2% (Continued)
Metals & Mining - 1.9% (Continued)
Pershing Gold Corporation	260	$728
Pretium Resources, Inc.	468	4,638
Royal Gold, Inc.	27	1,908
Sandstorm Gold Ltd.	17,705	61,613
Seabridge Gold, Inc.	75,875	781,513
Stillwater Mining Company	427	7,678
SunCoke Energy, Inc.	609	5,585
Tahoe Resources, Inc.	24,319	196,011
TimkenSteel Corporation	2,836	42,767
Universal Stainless & Alloy Products, Inc.	3	54
Vista Gold Corporation	11,627	11,976
Western Copper & Gold Corporation	13,581	15,211
Yamana Gold, Inc.	7,487	20,215
		4,337,252
Paper & Forest Products - 0.3%
Clearwater Paper Corporation	13,049	634,182
Deltic Timber Corporation	117	9,052
		643,234
Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust	23,554	684,950
Agree Realty Corporation	15,267	740,144
AvalonBay Communities, Inc.	2,906	551,675
City Office REIT, Inc.	7,045	88,415
Community Healthcare Trust, Inc.	5,455	134,848
Digital Realty Trust, Inc.	5,170	593,723
Easterly Government Properties, Inc.	26,010	523,321
Gladstone Commercial Corporation	249	5,553
Government Properties Income Trust	21,370	455,608
HCP, Inc.	8,928	279,893
Independence Realty Trust, Inc.	18,084	166,373
Investors Real Estate Trust	43,889	259,384
Liberty Property Trust	13,752	557,919
Medical Properties Trust, Inc.	820	10,717
Mid-America Apartment Communities, Inc.	7,390	733,162
National Health Investors, Inc.	627	45,878
Public Storage	3,616	757,118
Realty Income Corporation	13,471	786,033
Regency Centers Corporation	9,762	616,763
Retail Properties of America, Inc. - Class A	93	1,241
STAG Industrial, Inc.	6,826	179,933
Terreno Realty Corporation	3,425	105,764
Welltower, Inc.	10,734	766,837
Whitestone REIT	3,136	39,325
		9,084,577
Real Estate Management & Development - 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,420

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.9%
Aware, Inc.	5,675	27,240

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Telecommunication Services - 1.4% (Continued)
Diversified Telecommunication Services - 0.9% (Continued)
Consolidated Communications Holdings, Inc.	1,462	$34,606
Frontier Communications Corporation	478,977	900,477
Globalstar, Inc.	219,164	418,603
Iridium Communications, Inc.	14,885	157,781
magicJack VocalTec Ltd.	15,357	125,927
pdvWireless, Inc.	5,609	143,871
Straight Path Communications, Inc. - Class B	636	81,955
Windstream Holdings, Inc.	5,649	31,182
Zayo Group Holdings, Inc.	73	2,560
		1,924,202
Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Company	21,596	691,072
Sprint Corporation	43,631	393,988
		1,085,060
Utilities - 1.3%
Electric Utilities - 0.5%
ALLETE, Inc.	16	1,119
Duke Energy Corporation	288	23,760
Southern Company (The)	7,440	370,512
Spark Energy, Inc. - Class A	20,779	745,966
		1,141,357
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corporation	35,429	361,376
Dynegy, Inc.	168	1,078
Pattern Energy Group, Inc.	224	4,932
TerraForm Global, Inc. - Class A	1,077	5,116
TerraForm Power, Inc. - Class A	2,056	25,885
U.S. Geothermal, Inc.	1,105	4,619
Vivint Solar, Inc.	233,287	699,861
		1,102,867
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	165	4,707
Dominion Resources, Inc.	4,862	376,465
		381,172
Water Utilities - 0.1%
AquaVenture Holdings Ltd.	983	18,058
Cadiz, Inc.	22,151	334,480
		352,538

Total Common Stocks (Proceeds $199,440,616)		$180,296,080

44

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
Sears Holdings Corporation (Proceeds $628)	36	$106

Total Securities Sold Short - 79.9% (Proceeds $199,441,244)		$180,296,186

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2017 representing 0.0% of net assets.

See accompanying notes to financial statements.

45

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 13.1%
Auto Components - 1.9%
Cooper-Standard Holdings, Inc. (a)	1,686	$190,636
Dana, Inc.	11,924	231,564
Dorman Products, Inc. (a)	926	76,997
Shiloh Industries, Inc. (a)	7,893	97,084
Spartan Motors, Inc.	5,389	44,459
Standard Motor Products, Inc.	1,471	74,771
Stoneridge, Inc. (a)	3,865	75,793
Tenneco, Inc.	3,070	193,502
Tower International, Inc.	11,870	321,677
		1,306,483
Distributors - 0.2%
BMC Stock Holdings, Inc. (a)	3,580	83,414
VOXX International Corporation (a)	5,293	34,404
		117,818
Diversified Consumer Services - 0.5%
Bridgepoint Education, Inc. (a)	1,719	20,972
Capella Education Company	1,420	135,326
Collectors Universe, Inc.	2,734	74,665
K12, Inc. (a)	5,800	109,330
		340,293
Hotels, Restaurants & Leisure - 2.3%
Belmond Ltd. - Class A (a)	5,903	73,197
Biglari Holdings, Inc. (a)	208	88,739
Bloomin' Brands, Inc.	9,016	195,557
Caesars Acquisition Company - Class A (a)	1,956	34,132
Century Casinos, Inc. (a)	6,909	56,861
Del Frisco's Restaurant Group, Inc. (a)	13,234	227,625
Denny's Corporation (a)	3,467	44,031
Intrawest Resorts Holdings, Inc. (a)	3,634	85,690
Isle of Capri Casinos, Inc. (a)	3,967	91,479
Marcus Corporation (The)	3,501	118,334
Marriott Vacations Worldwide Corporation	674	74,261
Monarch Casino & Resort, Inc. (a)	2,140	63,066
RCI Hospitality Holdings, Inc.	4,190	69,721
Red Rock Resorts, Inc. - Class A	7,995	186,923
Ruth's Hospitality Group, Inc.	3,573	71,103
Speedway Motorsports, Inc.	2,656	47,941
		1,528,660
Household Durables - 1.9%
Century Communities, Inc. (a)	3,558	97,134
CSS Industries, Inc.	2,491	65,663
Flexsteel Industries, Inc.	1,990	105,709
Installed Building Products, Inc. (a)	1,586	84,613
Lennar Corporation - Class B	1,640	69,880
Libbey, Inc.	9,374	98,427
Lifetime Brands, Inc.	4,122	79,142
MDC Holdings, Inc.	5,581	173,067
New Home Company, Inc. (The) (a)	13,089	152,618
Taylor Morrison Home Corporation - Class A (a)	15,532	358,789
		1,285,042

46

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Discretionary - 13.1% (Continued)
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.COM, Inc. - Class A (a)	16,288	$175,096
Etsy, Inc. (a)	900	9,684
HSN, Inc.	4,971	183,430
Nutrisystem, Inc.	2,722	145,491
RetailMeNot, Inc. (a)	6,156	71,410
Travelport Worldwide Ltd.	5,621	74,028
		659,139
Leisure Products - 0.4%
Callaway Golf Company	6,645	78,743
Johnson Outdoors, Inc. - Class A	2,614	94,940
MCBC Holdings, Inc.	6,954	116,480
		290,163
Media - 2.0%
Beasley Broadcast Group, Inc. - Class A	2,324	30,561
Clear Channel Outdoor Holdings, Inc. - Class A	6,175	31,801
Entravision Communication Corporation - Class A	14,197	88,021
Gray Television, Inc. (a)	16,954	248,376
Liberty Braves Group - Series A (a)	2,901	72,032
Liberty Braves Group - Series C (a)	2,930	71,844
News Corporation - Class B	6,245	81,185
Reading International, Inc. - Class A (a)	4,010	63,077
Sinclair Broadcast Group, Inc. - Class A	4,633	182,772
Time, Inc.	13,630	207,176
Townsquare Media, Inc. - Class A (a)	2,760	33,396
tronc, Inc. (a)	12,434	178,304
Viacom, Inc. - Class A	1,579	70,423
		1,358,968
Multiline Retail - 0.1%
Dillard's, Inc. - Class A	1,360	75,303

Specialty Retail - 2.4%
Aaron's, Inc.	6,184	222,253
Barnes & Noble Education, Inc. (a)	16,078	167,372
Barnes & Noble, Inc.	5,160	44,118
Chico's FAS, Inc.	13,544	187,178
Citi Trends, Inc.	6,554	123,150
Conn's, Inc. (a)	4,286	75,434
Finish Line, Inc. (The) - Class A	4,908	77,595
Five Below, Inc. (a)	1,663	81,686
GameStop Corporation - Class A	3,277	74,355
Haverty Furniture Companies, Inc.	2,325	57,311
Kirkland's, Inc. (a)	14,805	174,107
Lithia Motors, Inc. - Class A	827	79,020
Office Depot, Inc.	38,710	192,389
West Marine, Inc.	2,052	22,490
		1,578,458
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	6,974	163,192
Oxford Industries, Inc.	1,286	74,562
		237,754

47

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Staples - 3.7%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	106	$22,457
MGP Ingredients, Inc.	417	21,834
Primo Water Corporation (a)	6,057	72,503
		116,794
Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	5,260	196,461
SpartanNash Company	7,043	259,183
Village Super Market, Inc. - Class A	103	2,718
Weis Markets, Inc.	1,146	66,250
		524,612
Food Products - 1.0%
B&G Foods, Inc.	1,694	71,148
Darling Ingredients, Inc. (a)	3,706	56,072
J & J Snack Foods Corporation	1,353	182,087
Omega Protein Corporation	7,740	155,961
Seaboard Corporation	46	194,764
		660,032
Household Products - 0.5%
Central Garden & Pet Company - Class A (a)	3,536	124,573
HRG Group, Inc. (a)	9,870	197,499
Oil-Dri Corporation of America	137	5,574
		327,646
Personal Products - 1.2%
Avon Products, Inc. (a)	58,183	282,187
Inter Parfums, Inc.	7,307	277,301
Nutraceutical International Corporation	2,379	75,414
Revlon, Inc. - Class A (a)	2,806	72,816
Synutra International, Inc. (a)	7,383	44,483
USANA Health Sciences, Inc. (a)	1,219	69,300
		821,501
Energy - 4.8%
Energy Equipment & Services - 1.4%
Archrock, Inc.	16,975	200,305
Exterran Corporation (a)	4,947	135,399
Matrix Service Company (a)	14,446	169,741
Natural Gas Services Group, Inc. (a)	2,591	70,993
PHI, Inc. (a)	712	8,352
Pioneer Energy Services Corporation (a)	20,266	61,811
RigNet, Inc. (a)	11,008	215,757
Tesco Corporation (a)	7,862	51,496
		913,854
Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corporation (a)	39,406	73,689
Callon Petroleum Company (a)	6,794	80,441
Cloud Peak Energy, Inc. (a)	21,246	71,599
Contango Oil & Gas Company (a)	9,585	68,629
CVR Energy, Inc.	3,415	74,754
Delek US Holdings, Inc.	7,820	188,228
Eclipse Resources Corporation (a)	34,101	68,543
Evolution Petroleum Corporation	9,120	72,960
GasLog Ltd.	16,823	235,522

48

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Oil, Gas & Consumable Fuels - 3.4% (Continued)
Hallador Energy Company	10,361	$69,315
International Seaways, Inc. (a)	4,030	77,900
Jones Energy, Inc. - Class A (a)	22,940	45,880
Navios Maritime Acquisition Corporation	25,588	43,244
Overseas Shipholding Group, Inc. - Class A (a)	74,558	271,391
Pacific Ethanol, Inc. (a)	46,525	316,370
QEP Resources, Inc. (a)	6,454	76,222
Teekay Corporation	27,290	236,877
W&T Offshore, Inc. (a)	7,310	14,912
Western Refining, Inc.	3,116	107,471
Westmoreland Coal Company (a)	11,571	123,347
		2,317,294
Financials - 17.5%
Banks - 8.3%
Access National Corporation	632	17,905
Atlantic Capital Bancshares, Inc. (a)	5	98
Bank of Marin Bancorp	800	50,520
Camden National Corporation	875	37,406
Cascade Bancorp (a)	9,296	69,534
Cathay General Bancorp	4,999	190,212
Central Valley Community Bancorp	3,595	81,642
Civista Bancshares, Inc.	1,532	33,290
CNB Financial Corporation	515	12,303
Columbia Banking System, Inc.	878	34,690
County Bancorp, Inc.	2,404	65,990
Customers Bancorp, Inc. (a)	315	9,743
Eagle Bancorp, Inc. (a)	3,195	191,381
Enterprise Financial Services Corporation	4,383	185,182
Farmers National Banc Corporation	1,251	17,889
Financial Institutions, Inc.	2,302	77,117
First Citizens BancShares, Inc. - Class A	551	191,781
First Financial Corporation	1,474	71,931
First Horizon National Corporation	1	4
First Midwest Bancorp, Inc.	4,618	104,875
FNB Corporation	12,996	185,063
Great Southern Bancorp, Inc.	1,497	75,075
Great Western Bancorp, Inc.	4,416	181,939
Green Bancorp, Inc. (a)	3,342	60,156
Guaranty Bancorp	1,684	42,353
Heritage Commerce Corporation	5,410	77,255
Heritage Financial Corporation	2,929	77,326
Hilltop Holdings, Inc.	2,646	73,585
Home BancShares, Inc.	6,815	173,442
HomeTrust Bancshares, Inc. (a)	3,063	76,575
Hope Bancorp, Inc.	13,890	254,326
IBERIABANK Corporation	2,483	197,026
Independent Bank Corporation (Massachusetts)	1,120	70,896
Independent Bank Corporation (Michigan)	3,627	80,882
International Bancshares Corporation	4,743	177,388
Investar Holding Corporation	500	11,125
Investors Bancorp, Inc.	13,015	180,258

49

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Banks - 8.3% (Continued)
LegacyTexas Financial Group, Inc.	2,003	$75,733
MidWestOne Financial Group, Inc.	2,042	70,857
Pacific Premier Bancorp, Inc. (a)	2,118	77,413
Park Sterling Corporation	5,951	73,197
Peapack-Gladstone Financial Corporation	1,747	56,009
Peoples Bancorp of North Carolina, Inc.	600	17,004
People's Utah Bancorp	958	25,291
PrivateBancorp, Inc.	3,335	192,663
QCR Holdings, Inc.	1,811	82,582
Republic Bancorp, Inc. - Class A	1,982	71,312
S&T Bancorp, Inc.	1,977	71,093
Seacoast Banking Corporation of Florida (a)	8,550	206,910
Shore Bancshares, Inc.	3,328	55,212
Southern First Bancshares, Inc. (a)	571	19,243
TriState Capital Holdings, Inc. (a)	2,269	56,498
Triumph Bancorp, Inc. (a)	3,155	70,672
UMB Financial Corporation	2,575	186,662
Umpqua Holdings Corporation	10,909	192,762
United Bankshares, Inc.	1,906	76,063
United Community Banks, Inc.	2,471	67,582
United Community Financial Corporation	5,062	43,229
Veritex Holdings, Inc. (a)	2,202	59,322
WashingtonFirst Bankshares, Inc.	1,441	40,535
WesBanco, Inc.	4,669	185,873
West Bancorporation, Inc.	1,413	32,923
Xenith Bankshares, Inc. (a)	305	8,241
		5,553,044
Capital Markets - 1.8%
BGC Partners, Inc. - Class A	17,111	194,723
Cohen & Steers, Inc.	1,974	78,763
Evercore Partners, Inc. - Class A	2,381	175,599
Houlihan Lokey, Inc.	9,001	301,894
Investment Technology Group, Inc.	3,618	72,034
Moelis & Company - Class A	1,979	72,629
OM Asset Management plc	17,274	268,783
Oppenheimer Holdings, Inc. - Class A	3,133	54,201
Piper Jaffray Companies	39	2,441
		1,221,067
Consumer Finance - 0.3%
Enova International, Inc. (a)	966	13,717
FirstCash, Inc.	75	3,897
Nelnet, Inc. - Class A	4,124	185,621
		203,235
Diversified Financial Services - 0.7%
Bank of N.T. Butterfield & Son Ltd. (The)	2,240	74,480
Marlin Business Services Corporation	2,812	71,566
NewStar Financial, Inc.	4,004	43,003
On Deck Capital, Inc. (a)	1,227	5,828
PHH Corporation (a)	19,017	245,319
		440,196

50

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Insurance - 3.2%
American Equity Investment Life Holding Company	5,230	$124,056
Argo Group International Holdings Ltd.	3,580	236,101
Baldwin & Lyons, Inc. - Class B	2,907	71,221
CNO Financial Group, Inc.	9,296	195,867
EMC Insurance Group, Inc.	1,755	50,333
Employers Holdings, Inc.	1,550	62,000
FBL Financial Group, Inc. - Class A	3,814	253,631
Greenlight Capital Re Ltd. - Class A (a)	2,149	46,311
Hallmark Financial Services, Inc. (a)	3,845	40,411
Infinity Property & Casualty Corporation	768	76,224
James River Group Holdings Ltd.	2,913	126,890
Kingstone Companies, Inc.	3,344	49,993
Kinsale Capital Group, Inc.	2,105	76,117
Maiden Holdings Ltd.	4,809	59,391
National General Holdings Corporation	8,036	182,739
OneBeacon Insurance Group Ltd. - Class A	4,201	67,006
Safety Insurance Group, Inc.	1,010	73,124
Selective Insurance Group, Inc.	2,967	156,658
State National Companies, Inc.	5,441	79,819
United Fire Group, Inc.	3,385	148,940
		2,176,832
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Anworth Mortgage Asset Corporation	5,723	33,537
Apollo Commercial Real Estate Finance, Inc.	3,961	76,408
Ares Commercial Real Estate Corporation	6,295	87,060
Cherry Hill Mortgage Investment Corporation	4,065	70,690
Education Realty Trust, Inc.	2,061	79,905
Invesco Mortgage Capital, Inc.	5,282	86,149
Ladder Capital Corporation	5,196	76,018
New Residential Investment Corporation	11,117	185,320
Orchid Island Capital, Inc.	7,351	77,921
PennyMac Mortgage Investment Trust	4,321	77,259
Redwood Trust, Inc.	4,436	75,723
Resource Capital Corporation	7,201	67,329
Sutherland Asset Management Corporation	7,175	104,755
		1,098,074
Thrifts & Mortgage Finance - 1.6%
Bank Mutual Corporation	9,775	89,930
EverBank Financial Corporation	4,598	89,661
Federal Agricultural Mortgage Corporation - Class C	972	55,452
First Defiance Financial Corporation	1,354	72,628
Flagstar Bancorp, Inc. (a)	3,392	99,182
Hingham Institution for Savings	406	72,873
Home Bancorp, Inc.	849	31,532
MGIC Investment Corporation (a)	16,981	178,980
Nationstar Mortgage Holdings, Inc. (a)	4,899	78,923
Northfield Bancorp, Inc.	2,278	41,870
Ocwen Financial Corporation (a)	13,761	31,513
PennyMac Financial Services, Inc. - Class A (a)	4,273	70,504
Provident Financial Services, Inc.	2,686	69,003
Southern Missouri Bancorp, Inc.	982	32,701
51

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Thrifts & Mortgage Finance - 1.6% (Continued)
Territorial Bancorp, Inc.	1,017	$31,476
		1,046,228
Health Care - 15.8%
Biotechnology - 4.9%
Akebia Therapeutics, Inc. (a)	18,050	237,899
AMAG Pharmaceuticals, Inc. (a)	10,400	253,760
Arena Pharmaceuticals, Inc. (a)	54,985	73,680
Athersys, Inc. (a)	48,392	71,620
Audentes Therapeutics, Inc. (a)	4,995	74,425
Axovant Sciences Ltd. (a)	2,259	54,758
BioSpecifics Technologies Corporation (a)	1,321	74,940
Biostage, Inc. (a)	1	1
BioTime, Inc. (a)	7,036	23,922
Conatus Pharmaceuticals, Inc. (a)	17,797	148,783
Concert Pharmaceuticals, Inc. (a)	4,531	71,907
Corvus Pharmaceuticals, Inc. (a)	7,350	72,986
Curis, Inc. (a)	13,232	32,021
Cytokinetics, Inc. (a)	15,252	250,133
CytomX Therapeutics, Inc. (a)	4,958	77,890
Emergent BioSolutions, Inc. (a)	5,879	175,841
Fate Therapeutics, Inc. (a)	15,287	70,167
FibroGen, Inc. (a)	9,293	260,204
Genomic Health, Inc. (a)	5,562	182,767
Idera Pharmaceuticals, Inc. (a)	20,912	49,143
Ignyta, Inc. (a)	8,419	74,508
Kindred Biosciences, Inc. (a)	10,206	70,932
Momenta Pharmaceuticals, Inc. (a)	17,571	252,144
Proteostasis Therapeutics, Inc. (a)	654	3,953
Recro Pharma, Inc. (a)	2,744	21,897
REGENXBIO, Inc. (a)	3,462	72,356
Rigel Pharmaceuticals, Inc. (a)	24,735	73,958
SciClone Pharmaceuticals, Inc. (a)	13,209	127,467
Syndax Pharmaceuticals, Inc. (a)	6,756	64,114
Vanda Pharmaceuticals, Inc. (a)	11,496	175,314
Versartis, Inc. (a)	2,819	51,870
		3,245,360
Health Care Equipment & Supplies - 3.4%
Atrion Corporation	143	73,945
AxoGen, Inc. (a)	2,308	28,158
CONMED Corporation	1,558	76,591
CryoLife, Inc. (a)	4,591	83,327
Cutera, Inc. (a)	4,331	84,671
Exactech, Inc. (a)	8,062	239,038
Haemonetics Corporation (a)	4,647	194,616
Halyard Health, Inc. (a)	6,520	257,540
ICU Medical, Inc. (a)	1,224	188,251
Insulet Corporation (a)	1,672	72,582
Integer Holdings Corporation (a)	3,999	146,963
Lantheus Holdings, Inc. (a)	7,304	94,952
LeMaitre Vascular, Inc.	4,498	133,816
Masimo Corporation (a)	37	3,801

52

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 15.8% (Continued)
Health Care Equipment & Supplies - 3.4% (Continued)
Merit Medical Systems, Inc. (a)	8,335	$280,890
Oxford Immunotec Global plc (a)	5,524	85,014
Quidel Corporation (a)	3,236	78,214
ViewRay, Inc. (a)	11,871	81,910
Wright Medical Group N.V. (a)	1,509	45,859
ZELTIQ Aesthetics, Inc. (a)	998	56,367
		2,306,505
Health Care Providers & Services - 3.1%
Addus HomeCare Corporation (a)	1,450	49,228
AMN Healthcare Services, Inc. (a)	1,851	75,613
BioTelemetry, Inc. (a)	5,409	177,956
Community Health Systems, Inc. (a)	8,186	70,481
CorVel Corporation (a)	4,407	196,112
HealthEquity, Inc. (a)	1,891	86,078
HMS Holdings Corporation (a)	4,187	85,708
LifePoint Health, Inc. (a)	1,140	70,851
Magellan Health, Inc. (a)	3,546	243,965
National HealthCare Corporation	3,227	240,153
Owens & Minor, Inc.	277	9,598
Providence Service Corporation (The) (a)	5,616	247,104
Quorum Health Corporation (a)	7,611	32,499
RadNet, Inc. (a)	11,758	71,136
Select Medical Holdings Corporation (a)	18,985	261,044
Surgery Partners, Inc. (a)	4,042	69,522
Veracyte, Inc. (a)	6,867	58,164
		2,045,212
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	6,341	75,902
Cotiviti Holdings, Inc. (a)	4,409	184,252
HealthStream, Inc. (a)	2,840	78,924
Quality Systems, Inc. (a)	11,836	168,781
		507,859
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. (a)	4,934	78,993
Enzo Biochem, Inc. (a)	8,102	71,298
INC Research Holdings, Inc. - Class A (a)	1,540	69,300
Medpace Holdings, Inc. (a)	2,330	73,884
PAREXEL International Corporation (a)	3,135	200,107
PRA Health Sciences, Inc. (a)	3,033	193,991
		687,573
Pharmaceuticals - 2.6%
Amphastar Pharmaceuticals, Inc. (a)	7,673	115,862
ANI Pharmaceuticals, Inc. (a)	1,386	75,010
Assembly Biosciences, Inc. (a)	1,890	44,661
Catalent, Inc. (a)	6,710	196,469
Depomed, Inc. (a)	4,464	53,523
Dermira, Inc. (a)	2,162	73,638
Heska Corporation (a)	2,676	289,677
Horizon Pharma plc (a)	17,202	264,567
Innoviva, Inc. (a)	5,356	63,121
Intersect ENT, Inc. (a)	4,053	77,007

53

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 15.8% (Continued)
Pharmaceuticals - 2.6% (Continued)
Phibro Animal Health Corporation - Class A	11,627	$345,903
Prestige Brands Holdings, Inc. (a)	2,705	155,294
		1,754,732
Industrials - 13.6%
Aerospace & Defense - 1.6%
AdvanSix, Inc. (a)	3,486	95,028
Aerojet Rocketdyne Holdings, Inc. (a)	8,275	185,443
Curtiss-Wright Corporation	2,087	195,051
Engility Holdings, Inc. (a)	2,525	71,584
LMI Aerospace, Inc. (a)	5,110	70,876
Moog, Inc. - Class A (a)	2,826	194,005
Teledyne Technologies, Inc. (a)	1,475	198,874
Vectrus, Inc. (a)	2,903	73,852
		1,084,713
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	1,300	75,400
Park-Ohio Holdings Corporation	3,936	154,882
Radiant Logistics, Inc. (a)	11,763	70,578
		300,860
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)	3,380	183,534

Building Products - 0.5%
Builders FirstSource, Inc. (a)	8,146	130,418
Ply Gem Holdings, Inc. (a)	8,672	166,936
TopBuild Corporation (a)	1,448	74,123
		371,477
Commercial Services & Supplies - 2.1%
Brink's Company (The)	315	19,341
Casella Waste Systems, Inc. - Class A (a)	8,285	124,689
Essendant, Inc.	8,094	135,170
Heritage-Crystal Clean, Inc. (a)	183	2,754
InnerWorkings, Inc. (a)	15,883	168,201
Interface, Inc.	4,029	80,177
Kimball International, Inc. - Class B	4,060	72,146
LSC Communications, Inc.	5,496	142,181
McGrath RentCorp	2,069	72,022
MSA Safety, Inc.	2,448	190,577
Pitney Bowes, Inc.	5,630	74,823
Steelcase, Inc. - Class A	11,053	188,454
TRC Companies, Inc. (a)	4,065	71,137
West Corporation	2,855	76,200
		1,417,872
Construction & Engineering - 0.7%
Argan, Inc.	1,282	85,702
EMCOR Group, Inc.	226	14,857
Granite Construction, Inc.	2,659	140,156
Great Lakes Dredge & Dock Corporation (a)	5,499	25,020
HC2 Holdings, Inc. (a)	30,050	175,492
MYR Group, Inc. (a)	143	6,043
		447,270

54

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Electrical Equipment - 1.2%
Atkore International Group, Inc. (a)	2,989	$78,491
Belden, Inc.	2,768	192,930
EnerSys	2,365	196,555
General Cable Corporation	10,340	186,120
Powell Industries, Inc.	4,106	141,616
		795,712
Machinery - 3.1%
Alamo Group, Inc.	927	73,289
Astec Industries, Inc.	5,141	325,682
Briggs & Stratton Corporation	3,492	87,265
Commercial Vehicle Group, Inc. (a)	8,650	76,898
Eastern Company (The)	2,111	58,369
EnPro Industries, Inc.	2,657	187,717
Global Brass & Copper Holdings, Inc.	4,988	177,822
Graham Corporation	1,481	32,686
Harsco Corporation (a)	18,022	235,187
Kadant, Inc.	1,253	77,874
Lydall, Inc. (a)	1,398	73,255
Miller Industries, Inc.	7,089	180,061
Mueller Industries, Inc.	1,024	32,809
Mueller Water Products, Inc. - Series A	21,262	239,198
SPX Corporation (a)	5,935	142,796
TriMas Corporation (a)	3,212	73,715
		2,074,623
Marine - 0.3%
Costamare, Inc.	10,844	73,088
Matson, Inc.	671	21,271
Safe Bulkers, Inc. (a)	38,115	81,185
		175,544
Professional Services - 1.9%
Acacia Research Corporation (a)	208	1,134
Barrett Business Services, Inc.	1,243	71,671
CBIZ, Inc. (a)	3,813	60,055
CRA International, Inc.	2,766	104,942
Heidrick & Struggles International, Inc.	4,421	95,052
ICF International, Inc. (a)	1,605	70,861
Kforce, Inc.	3,429	77,838
Korn/Ferry International	5,803	188,017
Resources Connection, Inc.	4,046	56,239
RPX Corporation (a)	12,403	159,255
TriNet Group, Inc. (a)	2,713	79,762
TrueBlue, Inc. (a)	6,934	189,645
VSE Corporation	1,660	70,799
WageWorks, Inc. (a)	800	59,040
		1,284,310
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	167	5,094
Covenant Transportation Group, Inc. - Class A (a)	1,766	33,077
Marten Transport Ltd.	3,224	79,955
YRC Worldwide, Inc. (a)	15,288	162,970
		281,096

55

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Trading Companies & Distributors - 1.1%
Huttig Building Products, Inc. (a)	8,768	$77,159
Neff Corporation - Class A (a)	7,852	138,195
Rush Enterprises, Inc. - Class A (a)	60	2,265
Triton International Ltd.	2,784	85,218
Univar, Inc. (a)	6,347	189,458
Veritiv Corporation (a)	4,469	230,824
		723,119
Information Technology - 14.3%
Communications Equipment - 1.0%
ADTRAN, Inc.	8,331	166,620
Black Box Corporation	7,326	72,527
Calix, Inc. (a)	26,621	178,361
Comtech Telecommunications Corporation	5,485	76,845
Digi International, Inc. (a)	7,429	92,120
Extreme Networks, Inc. (a)	9,611	75,110
		661,583
Electronic Equipment, Instruments & Components - 2.1%
Anixter International, Inc. (a)	3,225	262,999
Benchmark Electronics, Inc. (a)	2,347	74,400
CTS Corporation	2,087	46,123
Daktronics, Inc.	2,378	22,496
Insight Enterprises, Inc. (a)	8,087	340,463
Iteris, Inc. (a)	3,911	20,689
KEMET Corporation (a)	2,925	32,789
Kimball Electronics, Inc. (a)	4,291	74,020
Mercury Systems, Inc. (a)	2,004	74,909
MOCON, Inc.	2,380	71,043
Novanta, Inc. (a)	3,363	94,332
PC Connection, Inc.	2,048	58,859
Rogers Corporation (a)	632	65,058
Tech Data Corporation (a)	2,035	194,648
		1,432,828
Internet Software & Services - 2.3%
Alarm.com Holdings, Inc. (a)	2,228	72,655
Autobytel, Inc. (a)	9,010	118,121
Bankrate, Inc. (a)	16,664	176,638
Bazaarvoice, Inc. (a)	5,295	24,886
ChannelAdvisor Corporation (a)	6,037	71,237
DHI Group, Inc. (a)	19,760	76,076
Envestnet, Inc. (a)	7,731	269,039
Five9, Inc. (a)	4,035	73,618
GTT Communications, Inc. (a)	5,921	162,827
Limelight Networks, Inc. (a)	20,957	65,805
NIC, Inc.	5,296	113,070
Quotient Technology, Inc. (a)	1,326	14,453
Rocket Fuel, Inc. (a)	9,269	46,577
Stamps.com, Inc. (a)	65	6,900
Web.com Group, Inc. (a)	3,286	63,420
XO Group, Inc. (a)	4,343	76,220
Yelp, Inc. (a)	2,095	74,184
		1,505,726

56

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 14.3% (Continued)
IT Services - 2.0%
Acxiom Corporation (a)	6,684	$193,168
Black Knight Financial Services, Inc. - Class A (a)	107	4,430
CACI International, Inc. - Class A (a)	24	2,832
Convergys Corporation	7,956	179,090
EPAM Systems, Inc. (a)	2,333	179,641
Everi Holdings, Inc. (a)	37,116	235,687
EVERTEC, Inc.	4,433	70,263
Hackett Group, Inc. (The)	1,517	30,082
ManTech International Corporation - Class A	3,056	108,488
MoneyGram International, Inc. (a)	4,014	71,489
NeuStar, Inc. - Class A (a)	2,187	72,608
Perficient, Inc. (a)	9,382	163,434
		1,311,212
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	2,176	28,941
Alpha & Omega Semiconductor Ltd. (a)	7,956	131,672
Amkor Technology, Inc. (a)	1,164	13,712
AXT, Inc. (a)	25,114	169,519
Brooks Automation, Inc.	4,388	110,841
Cirrus Logic, Inc. (a)	3,007	193,500
Diodes, Inc. (a)	10,568	247,185
DSP Group, Inc. (a)	7,679	95,604
Exar Corporation (a)	4,343	56,502
IXYS Corporation	18,154	253,248
Lattice Semiconductor Corporation (a)	9,092	62,371
Microsemi Corporation (a)	2,321	108,948
NeoPhotonics Corporation (a)	28,852	223,892
NVE Corporation	875	71,234
Rudolph Technologies, Inc. (a)	3,006	73,647
Semtech Corporation (a)	3,257	111,227
Ultratech, Inc. (a)	2,374	72,454
Xcerra Corporation (a)	7,290	71,442
		2,095,939
Software - 3.7%
American Software, Inc. - Class A	11,084	121,591
Barracuda Networks, Inc. (a)	3,641	74,022
CommerceHub, Inc. - Series C (a)	4,582	72,945
CommVault Systems, Inc. (a)	3,841	193,778
Ellie Mae, Inc. (a)	1,662	169,125
EnerNOC, Inc. (a)	4,736	26,758
ePlus, Inc. (a)	1,306	93,052
Fair Isaac Corporation	273	36,986
Guidance Software, Inc. (a)	1,140	6,897
Jive Software, Inc. (a)	53,371	269,524
MobileIron, Inc. (a)	28,947	131,709
Progress Software Corporation	8,666	257,554
QAD, Inc. - Class A	2,392	72,238
Rapid7, Inc. (a)	3,433	58,189
Rosetta Stone, Inc. (a)	14,795	166,444
SecureWorks Corporation - Class A (a)	7,881	68,171
Synchronoss Technologies, Inc. (a)	2,539	40,624

57

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 14.3% (Continued)
Software - 3.7% (Continued)
Take-Two Interactive Software, Inc. (a)	3,135	$197,035
Telenav, Inc. (a)	8,200	71,340
Upland Software, Inc. (a)	5,304	105,497
Verint Systems, Inc. (a)	4,580	179,994
Zendesk, Inc. (a)	2,572	73,945
		2,487,418
Technology Hardware, Storage & Peripherals - 0.1%
Intevac, Inc. (a)	6,000	76,500

Materials - 4.4%
Chemicals - 2.3%
A. Schulman, Inc.	5,579	176,576
Core Molding Technologies, Inc. (a)	835	16,516
GCP Applied Technologies, Inc. (a)	5,827	191,708
Hawkins, Inc.	1,084	55,393
Innophos Holdings, Inc.	6,529	313,000
KMG Chemicals, Inc.	2,900	152,395
Koppers Holdings, Inc. (a)	1,726	73,269
Landec Corporation (a)	6,499	89,361
Minerals Technologies, Inc.	929	73,112
Olin Corporation	5,525	177,518
Stepan Company	2,842	241,002
		1,559,850
Construction Materials - 0.3%
Summit Materials, Inc. - Class A (a)	7,842	201,226

Containers & Packaging - 0.1%
Greif, Inc.	1,078	72,603

Metals & Mining - 1.1%
Coeur Mining, Inc. (a)	8,523	77,218
Ferroglobe plc	18,172	175,360
Haynes International, Inc.	2,542	107,501
Hecla Mining Company	13,056	71,155
Materion Corporation	6,597	251,016
Worthington Industries, Inc.	1,488	64,728
		746,978
Paper & Forest Products - 0.6%
Boise Cascade Company (a)	2,807	85,614
Clearwater Paper Corporation (a)	1,152	55,987
Deltic Timber Corporation	209	16,170
Domtar Corporation	1,798	71,291
P.H. Glatfelter Company	3,198	68,789
Schweitzer-Mauduit International, Inc.	1,637	70,473
		368,324
Real Estate - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
CBL & Associates Properties, Inc.	44,587	412,430
Cedar Realty Trust, Inc.	32,236	173,430
Colony Starwood Homes	3,286	113,597
Farmland Partners, Inc.	31,207	340,156

58

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.4% (Continued)	Shares	Value
Real Estate - 7.9% (Continued)
Equity Real Estate Investment Trusts (REITs) - 7.9% (Continued)
Getty Realty Corporation	4,551	$116,505
Hudson Pacific Properties, Inc.	11,838	406,754
Independence Realty Trust, Inc.	46,572	428,462
InfraREIT, Inc.	26,062	497,784
Kite Realty Group Trust	20,249	412,270
Mack-Cali Realty Corporation	14,974	405,047
Monogram Residential Trust, Inc.	41,284	420,271
Parkway, Inc.	19,742	397,801
Sabra Health Care REIT, Inc.	179	4,867
Silver Bay Realty Trust Corporation	19,062	408,499
TIER REIT, Inc.	23,220	401,938
Washington Prime Group, Inc.	39,311	345,937
		5,285,748
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
General Communication, Inc. - Class A (a)	883	33,060
Hawaiian Telcom Holdco, Inc. (a)	4,847	123,356
Lumos Networks Corporation (a)	3,978	71,246
		227,662
Utilities - 2.0%
Electric Utilities - 1.0%
ALLETE, Inc.	2,795	195,399
NRG Yield, Inc. - Class A	10,286	178,359
Portland General Electric Company	2,044	92,675
Unitil Corporation	3,638	176,188
		642,621
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	2,325	194,742

Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corporation (a)	28,455	71,137
Ormat Technologies, Inc.	3,127	184,681
TerraForm Global, Inc. - Class A (a)	15,092	71,687
		327,505
Water Utilities - 0.2%
Artesian Resources Corporation - Class A	1,863	71,558
SJW Group	1,519	74,188
		145,746

Total Common Stocks (Cost $61,749,870)		$65,230,072

RIGHTS - 0.1%	Shares	Value
Tobira Therapeutics, Inc. (Cost $28,353)	2,038	$31,894

59

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 0.0% (b)	Par Value	Value
Mueller Industries, Inc., 6.00%, due 03/01/2027 (Cost $23,038)	$24,000	$24,000

Total Investments at Value - 97.5% (Cost $61,801,261)		$65,285,966

Other Assets in Excess of Liabilities - 2.5%		1,669,998

Net Assets - 100.0%		$66,955,964

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

60

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 15.9%	Par Value	Value
U.S. Treasury Bills (a)
0.790%, due 08/24/2017	$445,000	$443,868
0.840%, due 09/07/2017	578,000	576,227
0.870%, due 09/21/2017	578,000	575,997
0.905%, due 10/05/2017	445,000	443,229
Total U.S. Treasury Obligations (Cost $2,039,222)		$2,039,321

MONEY MARKET FUNDS - 44.5%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.539% (b)	132,566	$132,566
Fidelity Institutional Money Market Government Portfolio - Class I, 0.609% (b)	2,218,062	2,218,062
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.639% (b)	1,065,687	1,065,687
PIMCO Government Money Market Fund, 0.67% (b)	132,579	132,579
Premier U.S. Government Money Portfolio, 0.639% (b)	1,065,726	1,065,726
Vanguard Federal Money Market Fund, 0.66% (b)	1,065,752	1,065,752
Total Money Market Funds (Cost $5,680,372)		$5,680,372

Total Investments at Value - 60.4% (Cost $7,719,594)		$7,719,693

Other Assets in Excess of Liabilities - 39.6% (c)		5,056,080

Net Assets - 100.0%		$12,775,773

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2017.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.
61

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2017 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	07/14/2017	10	$184,100	$(15,094)
Copper Future	07/27/2017	3	195,600	2,814
Cotton No.2 Future	07/07/2017	2	78,870	1,151
Ethanol Future	06/05/2017	8	362,384	(8,995)
Feeder Cattle Future	05/25/2017	1	74,775	5,283
Frozen Concentrate Orange Juice Future	07/11/2017	22	522,555	14,325
Hard Red Winter Wheat Future	07/14/2017	3	65,588	188
Live Cattle Future	06/30/2017	13	644,930	67,284
Oats Future	07/14/2017	46	524,400	19,254
Palladium Future	06/28/2017	4	330,460	20,280
Platinum Future	07/27/2017	3	142,275	(1,007)
Red Spring Wheat Future	07/14/2017	40	1,109,500	7,658
Sugar No. 11 Future	06/30/2017	4	72,262	(1,743)
Total Commodity Futures			4,307,699	111,398

Total Futures Contracts			$4,307,699	$111,398

See accompanying notes to financial statements.

62

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	07/19/2017	6	$300,150	$3,255
Corn Future	07/14/2017	25	458,125	2,218
Crude Oil Future	05/22/2017	4	196,560	12,335
Lean Hogs Future	06/14/2017	15	444,000	(8,755)
Lumber Future	07/14/2017	8	339,768	11,064
Natural Gas Future	05/26/2017	14	458,080	(1,023)
Rough Rice Future	07/14/2017	22	414,480	20,096
Wheat Future	07/14/2017	74	1,599,325	(340)
Total Commodity Futures			4,210,488	38,850

Total Futures Contracts Sold Short			$4,210,488	$38,850

See accompanying notes to financial statements.
63

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906 CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	July 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	July 3, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	July 3, 2017

*	Print the name and title of each signing officer under his or her signature.